UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Semi-Annual Report
January 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2035 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.5
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Large Cap Value Index Fund	1.8
80.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	13,780	221,307
Fidelity Series Commodity Strategy Fund (a)	1,122	104,168
Fidelity Series Large Cap Growth Index Fund (a)	7,159	140,532
Fidelity Series Large Cap Stock Fund (a)	7,528	149,359
Fidelity Series Large Cap Value Index Fund (a)	18,132	267,082
Fidelity Series Small Cap Core Fund (a)	59	652
Fidelity Series Small Cap Opportunities Fund (a)	4,886	67,429
Fidelity Series Value Discovery Fund (a)	6,641	98,753
TOTAL DOMESTIC EQUITY FUNDS (Cost $890,300)		1,049,282

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,500	94,901
Fidelity Series Emerging Markets Fund (a)	17,733	143,995
Fidelity Series Emerging Markets Opportunities Fund (a)	34,649	575,867
Fidelity Series International Growth Fund (a)	13,661	237,701
Fidelity Series International Index Fund (a)	7,665	89,831
Fidelity Series International Small Cap Fund (a)	13,524	225,176
Fidelity Series International Value Fund (a)	20,528	237,914
Fidelity Series Overseas Fund (a)	18,243	238,076
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,646,065)		1,843,461

Bond Funds - 71.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	315,905	3,004,251
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,024	92,348
Fidelity Series Corporate Bond Fund (a)	136,845	1,272,659
Fidelity Series Emerging Markets Debt Fund (a)	10,222	78,100
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,816	25,966
Fidelity Series Floating Rate High Income Fund (a)	1,675	15,095
Fidelity Series Government Bond Index Fund (a)	204,314	1,881,736
Fidelity Series High Income Fund (a)	9,701	81,390
Fidelity Series International Credit Fund (a)	988	7,985
Fidelity Series International Developed Markets Bond Index Fund (a)	68,422	593,904
Fidelity Series Investment Grade Bond Fund (a)	188,488	1,898,078
Fidelity Series Investment Grade Securitized Fund (a)	141,545	1,271,076
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,728	560,960
Fidelity Series Real Estate Income Fund (a)	1,581	15,194
TOTAL BOND FUNDS (Cost $11,848,325)		10,798,742

Short-Term Funds - 9.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	243,455	243,455
Fidelity Series Short-Term Credit Fund (a)	26,690	263,432
Fidelity Series Treasury Bill Index Fund (a)	84,929	844,196
TOTAL SHORT-TERM FUNDS (Cost $1,356,467)		1,351,083

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,741,157)	15,042,568
NET OTHER ASSETS (LIABILITIES) - 0.0%	(568)
NET ASSETS - 100.0%	15,042,000

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,270,413	456,303	731,657	72,893	(28,285)	37,477	3,004,251
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	99,867	13,017	17,921	2,922	(1,612)	(1,003)	92,348
Fidelity Series Blue Chip Growth Fund	207,095	53,315	57,095	1,099	180	17,812	221,307
Fidelity Series Canada Fund	110,291	13,954	28,055	3,139	3,486	(4,775)	94,901
Fidelity Series Commodity Strategy Fund	123,398	18,456	26,613	4,572	(2,076)	(8,997)	104,168
Fidelity Series Corporate Bond Fund	1,364,912	143,916	264,668	27,801	(32,440)	60,939	1,272,659
Fidelity Series Emerging Markets Debt Fund	84,622	9,665	16,968	2,595	(2,990)	3,771	78,100
Fidelity Series Emerging Markets Debt Local Currency Fund	28,678	4,403	5,856	1,254	(538)	(721)	25,966
Fidelity Series Emerging Markets Fund	159,950	38,227	42,057	3,472	(3,854)	(8,271)	143,995
Fidelity Series Emerging Markets Opportunities Fund	637,224	177,941	186,949	16,028	(18,375)	(33,974)	575,867
Fidelity Series Floating Rate High Income Fund	16,783	2,543	4,257	789	1	25	15,095
Fidelity Series Government Bond Index Fund	1,984,604	239,769	358,160	28,143	(22,675)	38,198	1,881,736
Fidelity Series Government Money Market Fund 5.40%	373,590	41,629	171,764	8,042	-	-	243,455
Fidelity Series High Income Fund	89,000	8,809	17,423	2,752	(2,352)	3,356	81,390
Fidelity Series International Credit Fund	7,460	150	-	150	-	375	7,985
Fidelity Series International Developed Markets Bond Index Fund	642,907	67,180	125,659	12,843	(13,790)	23,266	593,904
Fidelity Series International Growth Fund	278,109	34,921	83,812	3,029	(6,233)	14,716	237,701
Fidelity Series International Index Fund	105,177	13,034	26,853	2,496	1,492	(3,019)	89,831
Fidelity Series International Small Cap Fund	87,237	167,439	50,332	8,024	(1,793)	22,625	225,176
Fidelity Series International Value Fund	280,062	30,283	73,338	7,545	3,975	(3,068)	237,914
Fidelity Series Investment Grade Bond Fund	2,027,936	225,467	377,978	39,682	(42,934)	65,587	1,898,078
Fidelity Series Investment Grade Securitized Fund	1,376,634	142,300	260,492	26,292	(26,121)	38,755	1,271,076
Fidelity Series Large Cap Growth Index Fund	130,833	32,002	33,233	761	4,789	6,141	140,532
Fidelity Series Large Cap Stock Fund	145,083	42,746	38,785	7,017	3,256	(2,941)	149,359
Fidelity Series Large Cap Value Index Fund	269,527	86,672	84,535	9,439	7,551	(12,133)	267,082
Fidelity Series Long-Term Treasury Bond Index Fund	626,786	151,654	205,278	10,289	(37,602)	25,400	560,960
Fidelity Series Overseas Fund	278,417	33,521	77,487	3,856	(2,665)	6,290	238,076
Fidelity Series Real Estate Income Fund	23,369	2,063	9,930	741	(598)	290	15,194
Fidelity Series Short-Term Credit Fund	298,973	25,921	67,220	4,229	(1,785)	7,543	263,432
Fidelity Series Small Cap Core Fund	715	104	183	11	26	(10)	652
Fidelity Series Small Cap Opportunities Fund	66,365	12,930	13,472	634	220	1,386	67,429
Fidelity Series Treasury Bill Index Fund	1,072,458	158,510	386,708	23,890	(1,254)	1,190	844,196
Fidelity Series Value Discovery Fund	99,468	28,834	26,702	4,004	1,567	(4,414)	98,753
	16,367,943	2,477,678	3,871,440	340,433	(223,429)	291,816	15,042,568

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,049,282	1,049,282	-	-

International Equity Funds	1,843,461	1,843,461	-	-

Bond Funds	10,798,742	10,798,742	-	-

Short-Term Funds	1,351,083	1,351,083	-	-
Total Investments in Securities:	15,042,568	15,042,568	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,741,157)	$15,042,568

Total Investment in Securities (cost $15,741,157)		$15,042,568
Cash		14
Receivable for investments sold		91,136
Receivable for fund shares sold		84,015
Total assets		15,217,733
Liabilities
Payable for investments purchased	$154,248
Payable for fund shares redeemed	15,771
Accrued management fee	5,389
Distribution and service plan fees payable	177
Other payables and accrued expenses	148
Total Liabilities		175,733
Net Assets		$15,042,000
Net Assets consist of:
Paid in capital		$16,660,849
Total accumulated earnings (loss)		(1,618,849)
Net Assets		$15,042,000

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($853,780 ÷ 15,670.71 shares)(a)		$54.48
Maximum offering price per share (100/94.25 of $54.48)		$57.80
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($12,454,313 ÷ 228,616.61 shares)		$54.48
Class K :
Net Asset Value, offering price and redemption price per share ($130,846 ÷ 2,401.83 shares)		$54.48
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,336,684 ÷ 24,534.05 shares)		$54.48
Class I :
Net Asset Value, offering price and redemption price per share ($150,563 ÷ 2,760.79 shares)		$54.54
Class Z6 :
Net Asset Value, offering price and redemption price per share ($115,814 ÷ 2,126.87 shares)		$54.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$325,681
Expenses
Management fee	$32,596
Distribution and service plan fees	1,027
Independent trustees' fees and expenses	25
Miscellaneous	183
Total Expenses		33,831
Net Investment income (loss)		291,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(223,429)
Capital gain distributions from underlying funds:
Affiliated issuers	14,752
Total net realized gain (loss)		(208,677)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	291,816
Total change in net unrealized appreciation (depreciation)		291,816
Net gain (loss)		83,139
Net increase (decrease) in net assets resulting from operations		$374,989
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,850	$654,735
Net realized gain (loss)	(208,677)	(416,282)
Change in net unrealized appreciation (depreciation)	291,816	(240,100)
Net increase (decrease) in net assets resulting from operations	374,989	(1,647)
Distributions to shareholders	(302,757)	(850,429)

Share transactions - net increase (decrease)	(1,397,735)	(828,342)
Total increase (decrease) in net assets	(1,325,503)	(1,680,418)

Net Assets
Beginning of period	16,367,503	18,047,921
End of period	$15,042,000	$16,367,503

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.06	$56.57	$63.52	$60.44	$57.74	$57.55
Income from Investment Operations
Net investment income (loss) A,B	.980	1.924	1.317	.309	.684	1.029
Net realized and unrealized gain (loss)	.485	(1.950)	(6.180)	4.009	3.226	1.594
Total from investment operations	1.465	(.026)	(4.863)	4.318	3.910	2.623
Distributions from net investment income	(1.034)	(1.849)	(1.252)	(.329)	(.776)	(1.047)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(1.045)	(2.484)	(2.087)	(1.238)	(1.210)	(2.433)
Net asset value, end of period	$54.48	$54.06	$56.57	$63.52	$60.44	$57.74
Total Return C,D,E	2.74%	.14%	(7.90)%	7.21%	6.86%	4.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H,I	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70% H,I	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70% H,I	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	3.69% H,I	3.60%	2.20%	.50%	1.18%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$854	$807	$717	$716	$453	$177
Portfolio turnover rate J	33% H	25%	64%	31%	62% K	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.04	$56.57	$63.52	$60.42	$57.73	$57.54
Income from Investment Operations
Net investment income (loss) A,B	1.048	2.055	1.473	.464	.829	1.170
Net realized and unrealized gain (loss)	.499	(1.958)	(6.189)	4.011	3.220	1.589
Total from investment operations	1.547	.097	(4.716)	4.475	4.049	2.759
Distributions from net investment income	(1.096)	(1.992)	(1.399)	(.466)	(.925)	(1.183)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(1.107)	(2.627)	(2.234)	(1.375)	(1.359)	(2.569)
Net asset value, end of period	$54.48	$54.04	$56.57	$63.52	$60.42	$57.73
Total Return C,D	2.90%	.37%	(7.68)%	7.48%	7.12%	5.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% G,H	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% G,H	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	3.94% G,H	3.84%	2.45%	.75%	1.43%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$12,454	$14,670	$16,230	$19,995	$13,965	$6,060
Portfolio turnover rate I	33% G	25%	64%	31%	62% J	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.05	$56.59	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.073	2.105	1.529	.526	.889
Net realized and unrealized gain (loss)	.497	(1.955)	(6.186)	4.010	3.146
Total from investment operations	1.570	.150	(4.657)	4.536	4.035
Distributions from net investment income	(1.129)	(2.055)	(1.458)	(.517)	(.981)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.140)	(2.690)	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$54.48	$54.05	$56.59	$63.54	$60.43
Total Return D	2.94%	.47%	(7.58)%	7.59%	7.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.35% G,H	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% G,H	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% G,H	.35%	.35%	.35%	.35%
Net investment income (loss)	4.04% G,H	3.94%	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$131	$106	$115	$107
Portfolio turnover rate I	33% G	25%	64%	31%	62% J

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.06	$56.60	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.094	2.164	1.583	.588	.941
Net realized and unrealized gain (loss)	.494	(1.959)	(6.174)	4.005	3.151
Total from investment operations	1.588	.205	(4.591)	4.593	4.092
Distributions from net investment income	(1.157)	(2.110)	(1.524)	(.554)	(1.048)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.168)	(2.745)	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$54.48	$54.06	$56.60	$63.55	$60.42
Total Return D	2.97%	.57%	(7.48)%	7.69%	7.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G,H	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% G,H	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G,H	.25%	.25%	.25%	.25%
Net investment income (loss)	4.14% G,H	4.05%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,337	$494	$711	$539	$434
Portfolio turnover rate I	33% G	25%	64%	31%	62% J

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.11	$56.64	$63.58	$60.48	$57.71	$57.52
Income from Investment Operations
Net investment income (loss) A,B	1.048	2.059	1.480	.464	.828	1.167
Net realized and unrealized gain (loss)	.493	(1.961)	(6.193)	4.011	3.233	1.593
Total from investment operations	1.541	.098	(4.713)	4.475	4.061	2.760
Distributions from net investment income	(1.100)	(1.993)	(1.392)	(.466)	(.857)	(1.184)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(1.111)	(2.628)	(2.227)	(1.375)	(1.291)	(2.570)
Net asset value, end of period	$54.54	$54.11	$56.64	$63.58	$60.48	$57.71
Total Return C,D	2.88%	.37%	(7.66)%	7.48%	7.14%	5.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% G,H	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% G,H	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	3.94% G,H	3.85%	2.45%	.75%	1.43%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$159	$176	$270	$300	$96
Portfolio turnover rate I	33% G	25%	64%	31%	62% J	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.03	$56.57	$63.52	$60.41	$57.79
Income from Investment Operations
Net investment income (loss) B,C	1.099	2.161	1.587	.588	.947
Net realized and unrealized gain (loss)	.488	(1.956)	(6.181)	4.008	3.145
Total from investment operations	1.587	.205	(4.594)	4.596	4.092
Distributions from net investment income	(1.156)	(2.110)	(1.521)	(.577)	(1.038)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.167)	(2.745)	(2.356)	(1.486)	(1.472)
Net asset value, end of period	$54.45	$54.03	$56.57	$63.52	$60.41
Total Return D	2.97%	.57%	(7.49)%	7.69%	7.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25% G,H	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% G,H	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G,H	.25%	.25%	.25%	.25%
Net investment income (loss)	4.14% G,H	4.04%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$107	$107	$115	$107
Portfolio turnover rate I	33% G	25%	64%	31%	62% J

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement 2010 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.8
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Treasury Bill Index Fund	5.3
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Large Cap Value Index Fund	2.1
79.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,620	106,319
Fidelity Series Commodity Strategy Fund (a)	460	42,683
Fidelity Series Large Cap Growth Index Fund (a)	3,440	67,519
Fidelity Series Large Cap Stock Fund (a)	3,618	71,779
Fidelity Series Large Cap Value Index Fund (a)	8,715	128,368
Fidelity Series Small Cap Core Fund (a)	26	286
Fidelity Series Small Cap Opportunities Fund (a)	2,349	32,416
Fidelity Series Value Discovery Fund (a)	3,192	47,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $399,789)		496,837

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,902	42,373
Fidelity Series Emerging Markets Fund (a)	7,566	61,437
Fidelity Series Emerging Markets Opportunities Fund (a)	14,783	245,689
Fidelity Series International Growth Fund (a)	6,100	106,142
Fidelity Series International Index Fund (a)	3,423	40,112
Fidelity Series International Small Cap Fund (a)	5,541	92,264
Fidelity Series International Value Fund (a)	9,166	106,238
Fidelity Series Overseas Fund (a)	8,146	106,308
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $707,870)		800,563

Bond Funds - 70.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	121,995	1,160,175
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,292	71,361
Fidelity Series Corporate Bond Fund (a)	55,083	512,272
Fidelity Series Emerging Markets Debt Fund (a)	4,189	32,002
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,154	10,641
Fidelity Series Floating Rate High Income Fund (a)	687	6,186
Fidelity Series Government Bond Index Fund (a)	82,240	757,431
Fidelity Series High Income Fund (a)	3,975	33,350
Fidelity Series International Credit Fund (a)	680	5,496
Fidelity Series International Developed Markets Bond Index Fund (a)	27,781	241,138
Fidelity Series Investment Grade Bond Fund (a)	75,870	764,015
Fidelity Series Investment Grade Securitized Fund (a)	56,975	511,633
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,589	232,980
Fidelity Series Real Estate Income Fund (a)	648	6,227
TOTAL BOND FUNDS (Cost $4,701,550)		4,344,907

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	95,450	95,450
Fidelity Series Short-Term Credit Fund (a)	10,047	99,163
Fidelity Series Treasury Bill Index Fund (a)	32,732	325,359
TOTAL SHORT-TERM FUNDS (Cost $521,758)		519,972

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,330,967)	6,162,279
NET OTHER ASSETS (LIABILITIES) - 0.0%	(456)
NET ASSETS - 100.0%	6,161,823

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,134,177	151,102	128,390	28,699	(3,574)	6,860	1,160,175
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	82,192	5,842	14,543	2,456	(2,971)	841	71,361
Fidelity Series Blue Chip Growth Fund	98,750	17,386	19,423	555	3,416	6,190	106,319
Fidelity Series Canada Fund	45,687	4,770	7,808	1,463	803	(1,079)	42,373
Fidelity Series Commodity Strategy Fund	46,405	5,863	5,018	1,861	(414)	(4,153)	42,683
Fidelity Series Corporate Bond Fund	501,092	43,816	46,974	11,055	(2,938)	17,276	512,272
Fidelity Series Emerging Markets Debt Fund	31,828	2,964	3,303	1,055	(631)	1,144	32,002
Fidelity Series Emerging Markets Debt Local Currency Fund	10,782	1,498	1,170	529	(86)	(383)	10,641
Fidelity Series Emerging Markets Fund	57,577	20,351	12,086	1,545	(829)	(3,576)	61,437
Fidelity Series Emerging Markets Opportunities Fund	259,375	59,718	52,308	7,131	(4,005)	(17,091)	245,689
Fidelity Series Floating Rate High Income Fund	6,301	849	977	320	(35)	48	6,186
Fidelity Series Government Bond Index Fund	728,582	73,529	53,661	11,188	(2,494)	11,475	757,431
Fidelity Series Government Money Market Fund 5.40%	133,727	14,001	52,278	3,068	-	-	95,450
Fidelity Series High Income Fund	33,470	2,595	3,253	1,119	(381)	919	33,350
Fidelity Series International Credit Fund	5,135	103	-	103	-	258	5,496
Fidelity Series International Developed Markets Bond Index Fund	239,506	17,625	20,473	5,367	(2,721)	7,201	241,138
Fidelity Series International Growth Fund	115,383	11,624	25,709	1,412	1,127	3,717	106,142
Fidelity Series International Index Fund	43,565	4,305	7,398	1,163	475	(835)	40,112
Fidelity Series International Small Cap Fund	36,319	61,122	13,712	3,394	(262)	8,797	92,264
Fidelity Series International Value Fund	116,088	10,010	20,897	3,516	1,377	(340)	106,238
Fidelity Series Investment Grade Bond Fund	744,500	66,686	59,918	15,771	(4,079)	16,826	764,015
Fidelity Series Investment Grade Securitized Fund	505,391	43,753	45,415	10,460	(4,018)	11,922	511,633
Fidelity Series Large Cap Growth Index Fund	62,378	10,244	10,859	394	1,606	4,150	67,519
Fidelity Series Large Cap Stock Fund	69,175	14,733	12,509	3,554	811	(431)	71,779
Fidelity Series Large Cap Value Index Fund	128,523	27,294	25,575	4,888	2,332	(4,206)	128,368
Fidelity Series Long-Term Treasury Bond Index Fund	240,090	54,209	59,067	4,239	(17,209)	14,957	232,980
Fidelity Series Overseas Fund	115,511	11,032	22,893	1,797	2,541	117	106,308
Fidelity Series Real Estate Income Fund	8,745	608	3,021	307	(564)	459	6,227
Fidelity Series Short-Term Credit Fund	98,710	6,523	8,322	1,552	(209)	2,461	99,163
Fidelity Series Small Cap Core Fund	352	4	78	5	11	(3)	286
Fidelity Series Small Cap Opportunities Fund	31,634	3,634	3,855	321	395	608	32,416
Fidelity Series Treasury Bill Index Fund	378,331	53,812	106,775	9,051	(256)	247	325,359
Fidelity Series Value Discovery Fund	47,420	9,088	7,686	2,074	558	(1,913)	47,467
	6,156,701	810,693	855,354	141,412	(32,224)	82,463	6,162,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	496,837	496,837	-	-

International Equity Funds	800,563	800,563	-	-

Bond Funds	4,344,907	4,344,907	-	-

Short-Term Funds	519,972	519,972	-	-
Total Investments in Securities:	6,162,279	6,162,279	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,330,967)	$6,162,279

Total Investment in Securities (cost $6,330,967)		$6,162,279
Cash		56
Receivable for investments sold		63,127
Receivable for fund shares sold		3
Total assets		6,225,465
Liabilities
Payable for investments purchased	$42,820
Payable for fund shares redeemed	18,515
Accrued management fee	2,203
Distribution and service plan fees payable	34
Other payables and accrued expenses	70
Total Liabilities		63,642
Net Assets		$6,161,823
Net Assets consist of:
Paid in capital		$6,486,146
Total accumulated earnings (loss)		(324,323)
Net Assets		$6,161,823

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($164,418 ÷ 3,159.77 shares)(a)		$52.03
Maximum offering price per share (100/94.25 of $52.03)		$55.20
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($5,111,822 ÷ 98,212.59 shares)		$52.05
Class K :
Net Asset Value, offering price and redemption price per share ($132,310 ÷ 2,543.25 shares)		$52.02
Class K6 :
Net Asset Value, offering price and redemption price per share ($489,475 ÷ 9,408.95 shares)		$52.02
Class I :
Net Asset Value, offering price and redemption price per share ($95,725 ÷ 1,839.53 shares)		$52.04
Class Z6 :
Net Asset Value, offering price and redemption price per share ($168,073 ÷ 3,231.14 shares)		$52.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$134,122
Expenses
Management fee	$12,932
Distribution and service plan fees	234
Independent trustees' fees and expenses	10
Miscellaneous	62
Total expenses before reductions	13,238
Expense reductions	(1)
Total expenses after reductions		13,237
Net Investment income (loss)		120,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(32,224)
Capital gain distributions from underlying funds:
Affiliated issuers	7,290
Total net realized gain (loss)		(24,934)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	82,463
Total change in net unrealized appreciation (depreciation)		82,463
Net gain (loss)		57,529
Net increase (decrease) in net assets resulting from operations		$178,414
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,885	$237,655
Net realized gain (loss)	(24,934)	(83,891)
Change in net unrealized appreciation (depreciation)	82,463	(119,914)
Net increase (decrease) in net assets resulting from operations	178,414	33,850
Distributions to shareholders	(124,640)	(339,967)

Share transactions - net increase (decrease)	(48,527)	(232,213)
Total increase (decrease) in net assets	5,247	(538,330)

Net Assets
Beginning of period	6,156,576	6,694,906
End of period	$6,161,823	$6,156,576

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.60	$54.07	$62.41	$58.79	$56.34	$56.78
Income from Investment Operations
Net investment income (loss) A,B	.956	1.772	1.275	.342	.777	.979
Net realized and unrealized gain (loss)	.431	(1.646)	(6.182)	5.126	3.204	1.401
Total from investment operations	1.387	.126	(4.907)	5.468	3.981	2.380
Distributions from net investment income	(.944)	(1.726)	(1.207)	(.379)	(.812)	(1.001)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(.957)	(2.596)	(3.433)	(1.848)	(1.531)	(2.820)
Net asset value, end of period	$52.03	$51.60	$54.07	$62.41	$58.79	$56.34
Total Return C,D,E	2.71%	.45%	(8.32)%	9.46%	7.19%	4.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H,I	.71%	.71%	.71%	.71%	.75%
Expenses net of fee waivers, if any	.70% H,I	.71%	.71%	.71%	.71%	.75%
Expenses net of all reductions	.70% H,I	.71%	.71%	.71%	.71%	.75%
Net investment income (loss)	3.76% H,I	3.48%	2.21%	.56%	1.37%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$164	$241	$325	$394	$188	$202
Portfolio turnover rate J	27% H	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.64	$54.12	$62.47	$58.82	$56.37	$56.80
Income from Investment Operations
Net investment income (loss) A,B	1.017	1.899	1.421	.493	.920	1.113
Net realized and unrealized gain (loss)	.441	(1.652)	(6.181)	5.129	3.204	1.402
Total from investment operations	1.458	.247	(4.760)	5.622	4.124	2.515
Distributions from net investment income	(1.035)	(1.857)	(1.364)	(.503)	(.955)	(1.126)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(1.048)	(2.727)	(3.590)	(1.972)	(1.674)	(2.945)
Net asset value, end of period	$52.05	$51.64	$54.12	$62.47	$58.82	$56.37
Total Return C,D	2.85%	.69%	(8.08)%	9.73%	7.46%	4.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.46%	.46%	.46%	.46%	.50%
Expenses net of fee waivers, if any	.45% G,H	.46%	.46%	.46%	.46%	.50%
Expenses net of all reductions	.45% G,H	.46%	.46%	.46%	.46%	.50%
Net investment income (loss)	4.01% G,H	3.73%	2.46%	.81%	1.62%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,112	$5,239	$5,655	$6,728	$7,144	$9,091
Portfolio turnover rate I	27% G	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.62	$54.10	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.042	1.947	1.474	.554	.976
Net realized and unrealized gain (loss)	.434	(1.646)	(6.173)	5.122	3.182
Total from investment operations	1.476	.301	(4.699)	5.676	4.158
Distributions from net investment income	(1.063)	(1.911)	(1.425)	(.567)	(1.019)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.076)	(2.781)	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$52.02	$51.62	$54.10	$62.45	$58.81
Total Return D,E	2.89%	.80%	(7.99)%	9.83%	7.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H,I	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.35% H,I	.36%	.36%	.36%	.36%
Expenses net of all reductions	.35% H,I	.36%	.36%	.36%	.36%
Net investment income (loss)	4.11% H,I	3.83%	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$132	$129	$109	$118	$108
Portfolio turnover rate J	27% H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.62	$54.10	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.065	2.000	1.503	.615	1.029
Net realized and unrealized gain (loss)	.438	(1.650)	(6.145)	5.120	3.191
Total from investment operations	1.503	.350	(4.642)	5.735	4.220
Distributions from net investment income	(1.090)	(1.960)	(1.492)	(.626)	(1.071)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.103)	(2.830)	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$52.02	$51.62	$54.10	$62.46	$58.82
Total Return D,E	2.95%	.90%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H,I	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25% H,I	.26%	.26%	.26%	.26%
Expenses net of all reductions	.25% H,I	.26%	.26%	.26%	.26%
Net investment income (loss)	4.21% H,I	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$489	$290	$337	$174	$160
Portfolio turnover rate J	27% H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.63	$54.11	$62.46	$58.82	$56.36	$56.79
Income from Investment Operations
Net investment income (loss) A,B	1.016	1.898	1.417	.493	.919	1.105
Net realized and unrealized gain (loss)	.443	(1.652)	(6.176)	5.120	3.213	1.414
Total from investment operations	1.459	.246	(4.759)	5.613	4.132	2.519
Distributions from net investment income	(1.036)	(1.856)	(1.365)	(.504)	(.953)	(1.130)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(1.049)	(2.726)	(3.591)	(1.973)	(1.672)	(2.949)
Net asset value, end of period	$52.04	$51.63	$54.11	$62.46	$58.82	$56.36
Total Return C,D	2.86%	.69%	(8.08)%	9.72%	7.47%	4.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.46%	.46%	.46%	.46%	.50%
Expenses net of fee waivers, if any	.45% G,H	.46%	.46%	.46%	.46%	.50%
Expenses net of all reductions	.45% G,H	.46%	.46%	.46%	.46%	.50%
Net investment income (loss)	4.01% G,H	3.73%	2.46%	.81%	1.62%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$96	$93	$103	$113	$113	$110
Portfolio turnover rate I	27% G	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.61	$54.10	$62.45	$58.81	$56.38
Income from Investment Operations
Net investment income (loss) B,C	1.066	1.999	1.532	.614	1.029
Net realized and unrealized gain (loss)	.447	(1.658)	(6.173)	5.122	3.191
Total from investment operations	1.513	.341	(4.641)	5.736	4.220
Distributions from net investment income	(1.090)	(1.961)	(1.483)	(.627)	(1.071)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.103)	(2.831)	(3.709)	(2.096)	(1.790)
Net asset value, end of period	$52.02	$51.61	$54.10	$62.45	$58.81
Total Return D,E	2.97%	.88%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H,I	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25% H,I	.26%	.26%	.26%	.26%
Expenses net of all reductions	.25% H,I	.26%	.26%	.26%	.26%
Net investment income (loss)	4.21% H,I	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$168	$166	$166	$183	$169
Portfolio turnover rate J	27% H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.8
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series Treasury Bill Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.2
73.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,352	150,199
Fidelity Series Commodity Strategy Fund (a)	427	39,676
Fidelity Series Large Cap Growth Index Fund (a)	4,859	95,391
Fidelity Series Large Cap Stock Fund (a)	5,112	101,431
Fidelity Series Large Cap Value Index Fund (a)	12,316	181,419
Fidelity Series Small Cap Core Fund (a)	38	414
Fidelity Series Small Cap Opportunities Fund (a)	3,318	45,792
Fidelity Series Value Discovery Fund (a)	4,512	67,088
TOTAL DOMESTIC EQUITY FUNDS (Cost $532,306)		681,410

International Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,473	50,704
Fidelity Series Emerging Markets Fund (a)	8,039	65,280
Fidelity Series Emerging Markets Opportunities Fund (a)	15,708	261,061
Fidelity Series International Growth Fund (a)	7,299	127,008
Fidelity Series International Index Fund (a)	4,095	47,999
Fidelity Series International Small Cap Fund (a)	5,152	85,780
Fidelity Series International Value Fund (a)	10,968	127,123
Fidelity Series Overseas Fund (a)	9,748	127,207
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $778,247)		892,162

Bond Funds - 66.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	88,992	846,310
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,832	175,348
Fidelity Series Corporate Bond Fund (a)	48,008	446,470
Fidelity Series Emerging Markets Debt Fund (a)	3,894	29,751
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,073	9,893
Fidelity Series Floating Rate High Income Fund (a)	638	5,751
Fidelity Series Government Bond Index Fund (a)	71,676	660,139
Fidelity Series High Income Fund (a)	3,695	31,003
Fidelity Series International Credit Fund (a)	296	2,389
Fidelity Series International Developed Markets Bond Index Fund (a)	26,139	226,889
Fidelity Series Investment Grade Bond Fund (a)	66,124	665,870
Fidelity Series Investment Grade Securitized Fund (a)	49,656	445,911
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,446	226,418
Fidelity Series Real Estate Income Fund (a)	602	5,789
TOTAL BOND FUNDS (Cost $4,186,167)		3,777,931

Short-Term Funds - 6.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	67,733	67,733
Fidelity Series Short-Term Credit Fund (a)	6,877	67,872
Fidelity Series Treasury Bill Index Fund (a)	23,763	236,208
TOTAL SHORT-TERM FUNDS (Cost $372,893)		371,813

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,869,613)	5,723,316
NET OTHER ASSETS (LIABILITIES) - 0.0%	(350)
NET ASSETS - 100.0%	5,722,966

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	913,699	86,362	156,417	20,679	(7,539)	10,205	846,310
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	205,342	6,709	31,002	5,784	(9,010)	3,309	175,348
Fidelity Series Blue Chip Growth Fund	158,062	14,007	34,793	852	(2,310)	15,233	150,199
Fidelity Series Canada Fund	58,763	3,364	10,899	1,729	2,292	(2,816)	50,704
Fidelity Series Commodity Strategy Fund	47,955	5,173	9,164	1,821	(875)	(3,413)	39,676
Fidelity Series Corporate Bond Fund	483,851	20,366	67,571	9,962	(5,567)	15,391	446,470
Fidelity Series Emerging Markets Debt Fund	32,880	1,581	4,994	1,015	(736)	1,020	29,751
Fidelity Series Emerging Markets Debt Local Currency Fund	11,156	1,031	1,794	486	(196)	(304)	9,893
Fidelity Series Emerging Markets Fund	70,089	17,112	16,506	1,622	(2,028)	(3,387)	65,280
Fidelity Series Emerging Markets Opportunities Fund	303,349	50,812	68,104	7,489	(6,816)	(18,180)	261,061
Fidelity Series Floating Rate High Income Fund	6,448	619	1,329	306	19	(6)	5,751
Fidelity Series Government Bond Index Fund	703,521	41,662	90,191	10,080	(9,438)	14,585	660,139
Fidelity Series Government Money Market Fund 5.40%	113,784	8,291	54,342	2,388	-	-	67,733
Fidelity Series High Income Fund	34,568	1,387	5,318	1,074	(871)	1,237	31,003
Fidelity Series International Credit Fund	2,232	45	-	45	-	112	2,389
Fidelity Series International Developed Markets Bond Index Fund	250,310	12,151	39,194	4,965	(4,660)	8,282	226,889
Fidelity Series International Growth Fund	148,236	8,383	34,467	1,669	1,147	3,709	127,008
Fidelity Series International Index Fund	56,036	2,945	10,272	1,375	1,042	(1,752)	47,999
Fidelity Series International Small Cap Fund	46,495	47,598	14,651	3,106	(510)	6,848	85,780
Fidelity Series International Value Fund	149,252	5,980	28,979	4,155	2,966	(2,096)	127,123
Fidelity Series Investment Grade Bond Fund	718,888	33,710	94,343	14,217	(13,081)	20,696	665,870
Fidelity Series Investment Grade Securitized Fund	488,006	19,818	66,043	9,419	(8,546)	12,676	445,911
Fidelity Series Large Cap Growth Index Fund	99,840	7,918	20,304	569	4,615	3,322	95,391
Fidelity Series Large Cap Stock Fund	110,718	11,548	20,608	5,399	2,839	(3,066)	101,431
Fidelity Series Large Cap Value Index Fund	205,725	29,114	49,329	7,062	6,393	(10,484)	181,419
Fidelity Series Long-Term Treasury Bond Index Fund	258,683	38,812	65,577	4,248	(18,738)	13,238	226,418
Fidelity Series Overseas Fund	148,400	7,612	31,064	2,124	4,206	(1,947)	127,207
Fidelity Series Real Estate Income Fund	8,943	385	3,426	324	(325)	212	5,789
Fidelity Series Short-Term Credit Fund	76,378	1,513	11,535	1,108	(365)	1,881	67,872
Fidelity Series Small Cap Core Fund	555	7	156	8	18	(10)	414
Fidelity Series Small Cap Opportunities Fund	50,622	2,608	8,415	488	696	281	45,792
Fidelity Series Treasury Bill Index Fund	316,813	34,424	115,001	6,934	(389)	361	236,208
Fidelity Series Value Discovery Fund	75,895	9,652	16,181	2,996	1,670	(3,948)	67,088
	6,355,494	532,699	1,181,969	135,498	(64,097)	81,189	5,723,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	681,410	681,410	-	-

International Equity Funds	892,162	892,162	-	-

Bond Funds	3,777,931	3,777,931	-	-

Short-Term Funds	371,813	371,813	-	-
Total Investments in Securities:	5,723,316	5,723,316	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,869,613)	$5,723,316

Total Investment in Securities (cost $5,869,613)		$5,723,316
Cash		5
Receivable for investments sold		42,613
Receivable for fund shares sold		3
Total assets		5,765,937
Liabilities
Payable for investments purchased	$40,105
Payable for fund shares redeemed	490
Accrued management fee	2,122
Distribution and service plan fees payable	209
Other payables and accrued expenses	45
Total Liabilities		42,971
Net Assets		$5,722,966
Net Assets consist of:
Paid in capital		$6,109,592
Total accumulated earnings (loss)		(386,626)
Net Assets		$5,722,966

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,008,790 ÷ 19,821.24 shares)(a)		$50.89
Maximum offering price per share (100/94.25 of $50.89)		$53.99
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($4,027,144 ÷ 79,060.06 shares)		$50.94
Class K :
Net Asset Value, offering price and redemption price per share ($172,851 ÷ 3,394.76 shares)		$50.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($173,328 ÷ 3,402.21 shares)		$50.95
Class I :
Net Asset Value, offering price and redemption price per share ($224,067 ÷ 4,398.11 shares)		$50.95
Class Z6 :
Net Asset Value, offering price and redemption price per share ($116,786 ÷ 2,292.14 shares)		$50.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$125,530
Expenses
Management fee	$12,965
Distribution and service plan fees	1,245
Independent trustees' fees and expenses	10
Miscellaneous	55
Total Expenses		14,275
Net Investment income (loss)		111,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(64,097)
Capital gain distributions from underlying funds:
Affiliated issuers	9,968
Total net realized gain (loss)		(54,129)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	81,189
Total change in net unrealized appreciation (depreciation)		81,189
Net gain (loss)		27,060
Net increase (decrease) in net assets resulting from operations		$138,315
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,255	$236,247
Net realized gain (loss)	(54,129)	(80,553)
Change in net unrealized appreciation (depreciation)	81,189	(81,038)
Net increase (decrease) in net assets resulting from operations	138,315	74,656
Distributions to shareholders	(116,698)	(338,146)

Share transactions - net increase (decrease)	(653,803)	(729,610)
Total increase (decrease) in net assets	(632,186)	(993,100)

Net Assets
Beginning of period	6,355,152	7,348,252
End of period	$5,722,966	$6,355,152

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.49	$52.42	$60.51	$55.51	$53.13	$53.98
Income from Investment Operations
Net investment income (loss) A,B	.895	1.675	1.241	.335	.690	.887
Net realized and unrealized gain (loss)	.469	(1.158)	(6.395)	6.385	3.244	1.236
Total from investment operations	1.364	.517	(5.154)	6.720	3.934	2.123
Distributions from net investment income	(.945)	(1.647)	(1.207)	(.369)	(.769)	(.884)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(.964)	(2.447)	(2.936)	(1.720)	(1.554)	(2.973)
Net asset value, end of period	$50.89	$50.49	$52.42	$60.51	$55.51	$53.13
Total Return C,D,E	2.73%	1.25%	(8.96)%	12.31%	7.54%	4.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H,I	.71%	.71%	.72%	.72%	.78%
Expenses net of fee waivers, if any	.71% H,I	.71%	.71%	.72%	.72%	.78%
Expenses net of all reductions	.71% H,I	.71%	.71%	.72%	.72%	.78%
Net investment income (loss)	3.62% H,I	3.39%	2.20%	.58%	1.30%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,009	$1,043	$1,242	$1,461	$1,024	$244
Portfolio turnover rate J	18% H	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.53	$52.47	$60.56	$55.53	$53.11	$53.97
Income from Investment Operations
Net investment income (loss) A,B	.958	1.799	1.389	.481	.825	1.017
Net realized and unrealized gain (loss)	.482	(1.166)	(6.410)	6.395	3.250	1.226
Total from investment operations	1.440	.633	(5.021)	6.876	4.075	2.243
Distributions from net investment income	(1.011)	(1.773)	(1.340)	(.495)	(.870)	(1.014)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(1.030)	(2.573)	(3.069)	(1.846)	(1.655)	(3.103)
Net asset value, end of period	$50.94	$50.53	$52.47	$60.56	$55.53	$53.11
Total Return C,D	2.88%	1.49%	(8.74)%	12.60%	7.83%	4.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.47%	.47%	.53%
Expenses net of fee waivers, if any	.46% G,H	.46%	.46%	.47%	.47%	.53%
Expenses net of all reductions	.46% G,H	.46%	.46%	.47%	.47%	.53%
Net investment income (loss)	3.87% G,H	3.64%	2.45%	.83%	1.55%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,027	$4,612	$4,768	$6,736	$5,155	$4,087
Portfolio turnover rate I	18% G	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$50.52	$52.46	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss) B,C	.981	1.845	1.436	.539	.879
Net realized and unrealized gain (loss)	.480	(1.158)	(6.395)	6.392	3.270
Total from investment operations	1.461	.687	(4.959)	6.931	4.149
Distributions from net investment income	(1.042)	(1.827)	(1.402)	(.550)	(.924)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.061)	(2.627)	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$50.92	$50.52	$52.46	$60.55	$55.52
Total Return D	2.93%	1.60%	(8.64)%	12.71%	7.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36% G,H	.36%	.36%	.37%	.37%
Expenses net of all reductions	.36% G,H	.36%	.36%	.37%	.37%
Net investment income (loss)	3.97% G,H	3.74%	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$173	$171	$111	$122	$108
Portfolio turnover rate I	18% G	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$50.55	$52.46	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.007	1.920	1.434	.597	.932
Net realized and unrealized gain (loss)	.478	(1.181)	(6.334)	6.391	3.274
Total from investment operations	1.485	.739	(4.900)	6.988	4.206
Distributions from net investment income	(1.066)	(1.849)	(1.471)	(.607)	(.971)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.085)	(2.649)	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$50.95	$50.55	$52.46	$60.56	$55.53
Total Return D,E	2.97%	1.70%	(8.54)%	12.82%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H,I	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26% H,I	.26%	.26%	.27%	.27%
Expenses net of all reductions	.26% H,I	.25%	.26%	.27%	.27%
Net investment income (loss)	4.07% H,I	3.85%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$173	$162	$837	$204	$112
Portfolio turnover rate J	18% I	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.54	$52.48	$60.57	$55.54	$53.12	$53.98
Income from Investment Operations
Net investment income (loss) A,B	.958	1.799	1.376	.481	.827	1.015
Net realized and unrealized gain (loss)	.482	(1.168)	(6.387)	6.390	3.242	1.227
Total from investment operations	1.440	.631	(5.011)	6.871	4.069	2.242
Distributions from net investment income	(1.011)	(1.771)	(1.350)	(.490)	(.864)	(1.013)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(1.030)	(2.571)	(3.079)	(1.841)	(1.649)	(3.102)
Net asset value, end of period	$50.95	$50.54	$52.48	$60.57	$55.54	$53.12
Total Return C,D	2.88%	1.48%	(8.72)%	12.59%	7.81%	4.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.47%	.47%	.53%
Expenses net of fee waivers, if any	.46% G,H	.46%	.46%	.47%	.47%	.53%
Expenses net of all reductions	.46% G,H	.46%	.46%	.47%	.47%	.53%
Net investment income (loss)	3.87% G,H	3.64%	2.45%	.83%	1.55%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$224	$253	$279	$278	$274	$287
Portfolio turnover rate I	18% G	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$50.55	$52.49	$60.58	$55.55	$53.09
Income from Investment Operations
Net investment income (loss) B,C	1.006	1.898	1.493	.597	.932
Net realized and unrealized gain (loss)	.480	(1.165)	(6.396)	6.390	3.276
Total from investment operations	1.486	.733	(4.903)	6.987	4.208
Distributions from net investment income	(1.067)	(1.873)	(1.458)	(.606)	(.963)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.086)	(2.673)	(3.187)	(1.957)	(1.748)
Net asset value, end of period	$50.95	$50.55	$52.49	$60.58	$55.55
Total Return D	2.98%	1.69%	(8.54)%	12.81%	8.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.26% G,H	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26% G,H	.26%	.26%	.27%	.27%
Expenses net of all reductions	.26% G,H	.26%	.26%	.27%	.27%
Net investment income (loss)	4.07% G,H	3.84%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$113	$112	$122	$108
Portfolio turnover rate I	18% G	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.9
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.7
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
69.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,707	316,498
Fidelity Series Commodity Strategy Fund (a)	671	62,309
Fidelity Series Large Cap Growth Index Fund (a)	10,240	201,014
Fidelity Series Large Cap Stock Fund (a)	10,775	213,768
Fidelity Series Large Cap Value Index Fund (a)	25,958	382,367
Fidelity Series Small Cap Core Fund (a)	81	893
Fidelity Series Small Cap Opportunities Fund (a)	6,992	96,485
Fidelity Series Value Discovery Fund (a)	9,509	141,402
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,136,574)		1,414,736

International Equity Funds - 18.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,677	97,478
Fidelity Series Emerging Markets Fund (a)	14,203	115,328
Fidelity Series Emerging Markets Opportunities Fund (a)	27,750	461,206
Fidelity Series International Growth Fund (a)	14,033	244,167
Fidelity Series International Index Fund (a)	7,873	92,275
Fidelity Series International Small Cap Fund (a)	8,090	134,706
Fidelity Series International Value Fund (a)	21,086	244,387
Fidelity Series Overseas Fund (a)	18,739	244,548
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,462,916)		1,634,095

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	101,386	964,183
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	58,143	446,537
Fidelity Series Corporate Bond Fund (a)	70,342	654,180
Fidelity Series Emerging Markets Debt Fund (a)	6,115	46,721
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,685	15,535
Fidelity Series Floating Rate High Income Fund (a)	1,002	9,030
Fidelity Series Government Bond Index Fund (a)	105,023	967,265
Fidelity Series High Income Fund (a)	5,803	48,684
Fidelity Series International Credit Fund (a)	237	1,915
Fidelity Series International Developed Markets Bond Index Fund (a)	41,259	358,128
Fidelity Series Investment Grade Bond Fund (a)	96,888	975,664
Fidelity Series Investment Grade Securitized Fund (a)	72,758	653,367
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,635	371,004
Fidelity Series Real Estate Income Fund (a)	946	9,091
TOTAL BOND FUNDS (Cost $6,135,293)		5,521,304

Short-Term Funds - 4.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	73,906	73,906
Fidelity Series Short-Term Credit Fund (a)	7,237	71,427
Fidelity Series Treasury Bill Index Fund (a)	26,535	263,759
TOTAL SHORT-TERM FUNDS (Cost $409,944)		409,092

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,144,727)	8,979,227
NET OTHER ASSETS (LIABILITIES) - 0.0%	(259)
NET ASSETS - 100.0%	8,978,968

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	903,622	158,292	100,349	23,400	(1,953)	4,571	964,183
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	448,419	46,006	37,004	14,505	(2,734)	(8,150)	446,537
Fidelity Series Blue Chip Growth Fund	295,007	40,080	48,640	1,693	1,488	28,563	316,498
Fidelity Series Canada Fund	96,684	11,146	10,281	3,325	394	(465)	97,478
Fidelity Series Commodity Strategy Fund	66,092	11,629	8,934	2,657	(473)	(6,005)	62,309
Fidelity Series Corporate Bond Fund	621,030	65,422	50,286	13,835	(1,885)	19,899	654,180
Fidelity Series Emerging Markets Debt Fund	45,311	4,833	4,161	1,514	(361)	1,099	46,721
Fidelity Series Emerging Markets Debt Local Currency Fund	15,382	2,372	1,544	761	(152)	(523)	15,535
Fidelity Series Emerging Markets Fund	116,200	26,411	18,764	2,875	(10)	(8,509)	115,328
Fidelity Series Emerging Markets Opportunities Fund	462,813	112,421	76,541	13,273	(5,448)	(32,039)	461,206
Fidelity Series Floating Rate High Income Fund	8,858	1,512	1,356	456	10	6	9,030
Fidelity Series Government Bond Index Fund	902,994	115,290	62,324	14,009	(5,244)	16,549	967,265
Fidelity Series Government Money Market Fund 5.40%	123,748	14,548	64,390	2,638	-	-	73,906
Fidelity Series High Income Fund	47,504	5,172	4,745	1,599	(448)	1,201	48,684
Fidelity Series International Credit Fund	1,789	36	-	36	-	90	1,915
Fidelity Series International Developed Markets Bond Index Fund	346,129	43,875	38,189	7,795	(2,630)	8,943	358,128
Fidelity Series International Growth Fund	243,958	27,186	39,423	3,209	178	12,268	244,167
Fidelity Series International Index Fund	92,199	10,084	9,728	2,644	263	(543)	92,275
Fidelity Series International Small Cap Fund	76,370	67,651	18,225	4,860	(484)	9,394	134,706
Fidelity Series International Value Fund	245,605	25,689	30,200	7,991	2,149	1,144	244,387
Fidelity Series Investment Grade Bond Fund	922,704	103,060	66,160	19,743	(7,930)	23,990	975,664
Fidelity Series Investment Grade Securitized Fund	626,368	64,613	47,579	13,092	(2,627)	12,592	653,367
Fidelity Series Large Cap Growth Index Fund	186,316	24,132	27,424	1,221	2,757	15,233	201,014
Fidelity Series Large Cap Stock Fund	206,623	30,267	24,634	10,879	971	541	213,768
Fidelity Series Large Cap Value Index Fund	383,990	70,080	66,301	15,152	3,879	(9,281)	382,367
Fidelity Series Long-Term Treasury Bond Index Fund	371,293	83,965	80,759	6,587	(23,747)	20,252	371,004
Fidelity Series Overseas Fund	244,227	26,884	33,999	4,085	2,257	5,179	244,548
Fidelity Series Real Estate Income Fund	12,187	1,104	4,081	474	(275)	156	9,091
Fidelity Series Short-Term Credit Fund	69,208	6,619	6,011	1,105	(95)	1,706	71,427
Fidelity Series Small Cap Core Fund	1,355	15	483	15	46	(40)	893
Fidelity Series Small Cap Opportunities Fund	94,427	12,256	13,630	984	576	2,856	96,485
Fidelity Series Treasury Bill Index Fund	335,280	55,675	127,184	7,522	(343)	331	263,759
Fidelity Series Value Discovery Fund	141,611	23,501	19,641	6,428	1,575	(5,644)	141,402
	8,755,303	1,291,826	1,142,970	210,362	(40,296)	115,364	8,979,227

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,414,736	1,414,736	-	-

International Equity Funds	1,634,095	1,634,095	-	-

Bond Funds	5,521,304	5,521,304	-	-

Short-Term Funds	409,092	409,092	-	-
Total Investments in Securities:	8,979,227	8,979,227	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,144,727)	$8,979,227

Total Investment in Securities (cost $9,144,727)		$8,979,227
Cash		40
Receivable for investments sold		64,120
Receivable for fund shares sold		101
Total assets		9,043,488
Liabilities
Payable for investments purchased	$60,807
Payable for fund shares redeemed	239
Accrued management fee	3,334
Distribution and service plan fees payable	48
Other payables and accrued expenses	92
Total Liabilities		64,520
Net Assets		$8,978,968
Net Assets consist of:
Paid in capital		$9,581,767
Total accumulated earnings (loss)		(602,799)
Net Assets		$8,978,968

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($232,416 ÷ 4,523.58 shares)(a)		$51.38
Maximum offering price per share (100/94.25 of $51.38)		$54.51
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($7,408,711 ÷ 144,045.91 shares)		$51.43
Class K :
Net Asset Value, offering price and redemption price per share ($174,287 ÷ 3,388.34 shares)		$51.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($826,450 ÷ 16,067.02 shares)		$51.44
Class I :
Net Asset Value, offering price and redemption price per share ($216,948 ÷ 4,216.11 shares)		$51.46
Class Z6 :
Net Asset Value, offering price and redemption price per share ($120,156 ÷ 2,335.58 shares)		$51.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$190,105
Expenses
Management fee	$19,307
Distribution and service plan fees	279
Independent trustees' fees and expenses	14
Miscellaneous	103
Total expenses before reductions	19,703
Expense reductions	(1)
Total expenses after reductions		19,702
Net Investment income (loss)		170,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(40,296)
Capital gain distributions from underlying funds:
Affiliated issuers	20,257
Total net realized gain (loss)		(20,039)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	115,364
Total change in net unrealized appreciation (depreciation)		115,364
Net gain (loss)		95,325
Net increase (decrease) in net assets resulting from operations		$265,728
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,403	$330,675
Net realized gain (loss)	(20,039)	(254,994)
Change in net unrealized appreciation (depreciation)	115,364	57,861
Net increase (decrease) in net assets resulting from operations	265,728	133,542
Distributions to shareholders	(177,414)	(360,184)

Share transactions - net increase (decrease)	135,544	(1,284,586)
Total increase (decrease) in net assets	223,858	(1,511,228)

Net Assets
Beginning of period	8,755,110	10,266,338
End of period	$8,978,968	$8,755,110

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.93	$51.75	$59.83	$53.77	$51.34	$52.52
Income from Investment Operations
Net investment income (loss) A,B	.920	1.630	1.245	.327	.639	.783
Net realized and unrealized gain (loss)	.467	(.705)	(6.741)	7.664	3.282	1.134
Total from investment operations	1.387	.925	(5.496)	7.991	3.921	1.917
Distributions from net investment income	(.911)	(1.571)	(1.232)	(.409)	(.754)	(.822)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(.937)	(1.745)	(2.584)	(1.931)	(1.491)	(3.097)
Net asset value, end of period	$51.38	$50.93	$51.75	$59.83	$53.77	$51.34
Total Return C,D,E	2.75%	2.03%	(9.62)%	15.15%	7.76%	4.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H,I	.72%	.72%	.72%	.72%	.81% J
Expenses net of fee waivers, if any	.72% H,I	.72%	.72%	.72%	.72%	.81% J
Expenses net of all reductions	.72% H,I	.72%	.72%	.72%	.72%	.81% J
Net investment income (loss)	3.69% H,I	3.30%	2.22%	.57%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$232	$234	$509	$678	$155	$20
Portfolio turnover rate K	26% H	28%	67%	35%	69%	86%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.00	$51.84	$59.92	$53.81	$51.35	$52.53
Income from Investment Operations
Net investment income (loss) A,B	.982	1.755	1.389	.470	.777	.916
Net realized and unrealized gain (loss)	.468	(.706)	(6.758)	7.671	3.281	1.125
Total from investment operations	1.450	1.049	(5.369)	8.141	4.058	2.041
Distributions from net investment income	(.994)	(1.715)	(1.359)	(.509)	(.861)	(.946)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(1.020)	(1.889)	(2.711)	(2.031)	(1.598)	(3.221)
Net asset value, end of period	$51.43	$51.00	$51.84	$59.92	$53.81	$51.35
Total Return C,D	2.87%	2.29%	(9.40)%	15.44%	8.04%	4.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G,H	.47%	.47%	.47%	.47%	.55%
Expenses net of fee waivers, if any	.47% G,H	.47%	.47%	.47%	.47%	.55%
Expenses net of all reductions	.47% G,H	.47%	.47%	.47%	.47%	.55%
Net investment income (loss)	3.94% G,H	3.55%	2.47%	.82%	1.51%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$7,409	$7,305	$8,171	$11,460	$6,193	$4,303
Portfolio turnover rate I	26% G	28%	67%	35%	69%	86%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.005	1.804	1.439	.526	.829
Net realized and unrealized gain (loss)	.473	(.698)	(6.752)	7.661	3.357
Total from investment operations	1.478	1.106	(5.313)	8.187	4.186
Distributions from net investment income	(1.022)	(1.772)	(1.415)	(.555)	(.909)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.048)	(1.946)	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$51.44	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.93%	2.41%	(9.31)%	15.53%	8.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H,I	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37% H,I	.37%	.37%	.37%	.37%
Expenses net of all reductions	.37% H,I	.37%	.37%	.37%	.37%
Net investment income (loss)	4.04% H,I	3.65%	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$174	$141	$113	$125	$108
Portfolio turnover rate J	26% H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.032	1.856	1.458	.584	.869
Net realized and unrealized gain (loss)	.470	(.707)	(6.709)	7.661	3.369
Total from investment operations	1.502	1.149	(5.251)	8.245	4.238
Distributions from net investment income	(1.046)	(1.815)	(1.477)	(.613)	(.961)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.072)	(1.989)	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$51.44	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.98%	2.50%	(9.21)%	15.65%	8.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H,I	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27% H,I	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27% H,I	.27%	.27%	.27%	.27%
Net investment income (loss)	4.14% H,I	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$826	$741	$1,110	$628	$406
Portfolio turnover rate J	26% H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.03	$51.87	$59.95	$53.83	$51.35	$52.53
Income from Investment Operations
Net investment income (loss) A,B	.982	1.757	1.389	.470	.779	.890
Net realized and unrealized gain (loss)	.468	(.704)	(6.761)	7.673	3.282	1.148
Total from investment operations	1.450	1.053	(5.372)	8.143	4.061	2.038
Distributions from net investment income	(.994)	(1.719)	(1.356)	(.501)	(.844)	(.943)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(1.020)	(1.893)	(2.708)	(2.023)	(1.581)	(3.218)
Net asset value, end of period	$51.46	$51.03	$51.87	$59.95	$53.83	$51.35
Total Return C,D	2.87%	2.30%	(9.40)%	15.44%	8.05%	4.27%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G,H	.47%	.47%	.47%	.47%	.55%
Expenses net of fee waivers, if any	.47% G,H	.47%	.47%	.47%	.47%	.55%
Expenses net of all reductions	.47% G,H	.47%	.47%	.47%	.47%	.55%
Net investment income (loss)	3.94% G,H	3.55%	2.47%	.82%	1.51%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$217	$218	$249	$320	$212	$291
Portfolio turnover rate I	26% H	28%	67%	35%	69%	86%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.01	$51.86	$59.94	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.032	1.854	1.494	.583	.881
Net realized and unrealized gain (loss)	.478	(.711)	(6.747)	7.669	3.352
Total from investment operations	1.510	1.143	(5.253)	8.252	4.233
Distributions from net investment income	(1.044)	(1.819)	(1.475)	(.610)	(.956)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.070)	(1.993)	(2.827)	(2.132)	(1.693)
Net asset value, end of period	$51.45	$51.01	$51.86	$59.94	$53.82
Total Return D,E	2.99%	2.48%	(9.21)%	15.66%	8.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H,I	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27% H,I	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27% H,I	.27%	.27%	.27%	.27%
Net investment income (loss)	4.14% H,I	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$117	$114	$125	$108
Portfolio turnover rate J	26% H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Government Bond Index Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Large Cap Value Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
67.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	136,159	2,186,708
Fidelity Series Commodity Strategy Fund (a)	3,695	343,077
Fidelity Series Large Cap Growth Index Fund (a)	70,752	1,388,858
Fidelity Series Large Cap Stock Fund (a)	74,452	1,477,131
Fidelity Series Large Cap Value Index Fund (a)	179,380	2,642,265
Fidelity Series Small Cap Core Fund (a)	593	6,512
Fidelity Series Small Cap Opportunities Fund (a)	48,302	666,570
Fidelity Series Value Discovery Fund (a)	65,712	977,132
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,755,357)		9,688,253

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	43,534	635,593
Fidelity Series Emerging Markets Fund (a)	86,778	704,636
Fidelity Series Emerging Markets Opportunities Fund (a)	169,549	2,817,904
Fidelity Series International Growth Fund (a)	91,498	1,592,059
Fidelity Series International Index Fund (a)	51,337	601,668
Fidelity Series International Small Cap Fund (a)	44,550	741,762
Fidelity Series International Value Fund (a)	137,489	1,593,499
Fidelity Series Overseas Fund (a)	122,187	1,594,546
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,425,741)		10,281,667

Bond Funds - 57.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	347,040	3,300,351
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	442,905	3,401,509
Fidelity Series Corporate Bond Fund (a)	359,610	3,344,368
Fidelity Series Emerging Markets Debt Fund (a)	33,681	257,321
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,278	85,541
Fidelity Series Floating Rate High Income Fund (a)	5,521	49,742
Fidelity Series Government Bond Index Fund (a)	536,884	4,944,697
Fidelity Series High Income Fund (a)	31,958	268,129
Fidelity Series International Credit Fund (a)	1,581	12,770
Fidelity Series International Developed Markets Bond Index Fund (a)	226,938	1,969,826
Fidelity Series Investment Grade Bond Fund (a)	495,315	4,987,828
Fidelity Series Investment Grade Securitized Fund (a)	371,952	3,340,127
Fidelity Series Long-Term Treasury Bond Index Fund (a)	370,738	2,128,037
Fidelity Series Real Estate Income Fund (a)	5,209	50,062
TOTAL BOND FUNDS (Cost $31,725,360)		28,140,308

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	219,891	219,891
Fidelity Series Short-Term Credit Fund (a)	22,302	220,120
Fidelity Series Treasury Bill Index Fund (a)	85,546	850,326
TOTAL SHORT-TERM FUNDS (Cost $1,293,484)		1,290,337

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $50,199,942)	49,400,565
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,162)
NET ASSETS - 100.0%	49,399,403

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,321,853	683,197	713,755	82,038	(15,647)	24,703	3,300,351
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,718,420	444,091	658,658	113,963	(68,020)	(34,324)	3,401,509
Fidelity Series Blue Chip Growth Fund	2,254,724	342,706	620,241	12,585	12,545	196,974	2,186,708
Fidelity Series Canada Fund	681,876	96,919	140,336	22,350	9,225	(12,091)	635,593
Fidelity Series Commodity Strategy Fund	400,289	76,788	95,867	15,592	(8,073)	(30,060)	343,077
Fidelity Series Corporate Bond Fund	3,484,368	426,260	647,601	75,022	(51,432)	132,773	3,344,368
Fidelity Series Emerging Markets Debt Fund	274,433	35,152	55,154	8,840	(11,125)	14,015	257,321
Fidelity Series Emerging Markets Debt Local Currency Fund	93,155	16,242	19,636	4,303	(1,491)	(2,729)	85,541
Fidelity Series Emerging Markets Fund	780,166	184,086	200,641	18,168	(21,488)	(37,487)	704,636
Fidelity Series Emerging Markets Opportunities Fund	3,112,006	763,609	798,793	83,863	(92,292)	(166,626)	2,817,904
Fidelity Series Floating Rate High Income Fund	53,328	10,395	14,072	2,651	110	(19)	49,742
Fidelity Series Government Bond Index Fund	5,066,451	732,927	899,151	75,995	(35,988)	80,458	4,944,697
Fidelity Series Government Money Market Fund 5.40%	528,417	53,170	361,696	9,908	-	-	219,891
Fidelity Series High Income Fund	286,874	39,089	61,389	9,310	(5,327)	8,882	268,129
Fidelity Series International Credit Fund	11,931	240	-	240	-	599	12,770
Fidelity Series International Developed Markets Bond Index Fund	2,095,312	288,299	445,598	44,380	(24,600)	56,413	1,969,826
Fidelity Series International Growth Fund	1,721,030	235,660	440,323	21,571	(3,006)	78,698	1,592,059
Fidelity Series International Index Fund	650,276	84,745	128,499	17,776	2,156	(7,010)	601,668
Fidelity Series International Small Cap Fund	536,459	350,480	182,925	27,531	(11,756)	49,504	741,762
Fidelity Series International Value Fund	1,732,458	228,424	384,550	53,738	16,467	700	1,593,499
Fidelity Series Investment Grade Bond Fund	5,176,995	670,807	925,696	107,097	(29,413)	95,135	4,987,828
Fidelity Series Investment Grade Securitized Fund	3,514,342	428,253	640,141	70,951	(37,082)	74,755	3,340,127
Fidelity Series Large Cap Growth Index Fund	1,424,079	203,273	365,224	8,819	58,370	68,360	1,388,858
Fidelity Series Large Cap Stock Fund	1,579,262	238,820	344,067	80,511	29,339	(26,223)	1,477,131
Fidelity Series Large Cap Value Index Fund	2,935,027	516,705	755,662	109,178	59,369	(113,174)	2,642,265
Fidelity Series Long-Term Treasury Bond Index Fund	2,339,099	554,130	718,853	39,986	(170,645)	124,306	2,128,037
Fidelity Series Overseas Fund	1,722,930	235,481	406,187	27,459	5,862	36,460	1,594,546
Fidelity Series Real Estate Income Fund	74,187	7,581	30,632	2,618	(3,051)	1,977	50,062
Fidelity Series Short-Term Credit Fund	243,220	28,180	56,443	3,702	(851)	6,014	220,120
Fidelity Series Small Cap Core Fund	10,664	112	4,242	113	357	(379)	6,512
Fidelity Series Small Cap Opportunities Fund	721,670	105,691	180,022	7,271	872	18,359	666,570
Fidelity Series Treasury Bill Index Fund	1,396,693	212,677	758,946	27,725	(1,689)	1,591	850,326
Fidelity Series Value Discovery Fund	1,082,346	174,187	246,051	46,293	7,641	(40,991)	977,132
	53,024,340	8,468,376	12,301,051	1,231,547	(390,663)	599,563	49,400,565

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,688,253	9,688,253	-	-

International Equity Funds	10,281,667	10,281,667	-	-

Bond Funds	28,140,308	28,140,308	-	-

Short-Term Funds	1,290,337	1,290,337	-	-
Total Investments in Securities:	49,400,565	49,400,565	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $50,199,942)	$49,400,565

Total Investment in Securities (cost $50,199,942)		$49,400,565
Cash		411
Receivable for investments sold		384,006
Receivable for fund shares sold		93
Total assets		49,785,075
Liabilities
Payable for investments purchased	$358,611
Payable for fund shares redeemed	7,253
Accrued management fee	19,148
Distribution and service plan fees payable	348
Other payables and accrued expenses	312
Total Liabilities		385,672
Net Assets		$49,399,403
Net Assets consist of:
Paid in capital		$52,764,834
Total accumulated earnings (loss)		(3,365,431)
Net Assets		$49,399,403

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,668,254 ÷ 31,475.31 shares)(a)		$53.00
Maximum offering price per share (100/94.25 of $53.00)		$56.23
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($40,433,811 ÷ 761,008.5 shares)		$53.13
Class K :
Net Asset Value, offering price and redemption price per share ($716,992 ÷ 13,497.4 shares)		$53.12
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,283,182 ÷ 118,283.82 shares)		$53.12
Class I :
Net Asset Value, offering price and redemption price per share ($174,083 ÷ 3,264.88 shares)		$53.32
Class Z6 :
Net Asset Value, offering price and redemption price per share ($123,081 ÷ 2,311.72 shares)		$53.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,087,346
Expenses
Management fee	$114,316
Distribution and service plan fees	1,982
Independent trustees' fees and expenses	85
Miscellaneous	321
Total expenses before reductions	116,704
Expense reductions	(5)
Total expenses after reductions		116,699
Net Investment income (loss)		970,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(390,663)
Capital gain distributions from underlying funds:
Affiliated issuers	144,201
Total net realized gain (loss)		(246,462)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	599,563
Total change in net unrealized appreciation (depreciation)		599,563
Net gain (loss)		353,101
Net increase (decrease) in net assets resulting from operations		$1,323,748
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$970,647	$1,785,023
Net realized gain (loss)	(246,462)	(1,468,694)
Change in net unrealized appreciation (depreciation)	599,563	1,113,730
Net increase (decrease) in net assets resulting from operations	1,323,748	1,430,059
Distributions to shareholders	(1,020,212)	(2,607,842)

Share transactions - net increase (decrease)	(3,927,494)	(2,181,059)
Total increase (decrease) in net assets	(3,623,958)	(3,358,842)

Net Assets
Beginning of period	53,023,361	56,382,203
End of period	$49,399,403	$53,023,361

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.54	$53.57	$62.69	$55.13	$52.89	$54.27
Income from Investment Operations
Net investment income (loss) A,B	.920	1.586	1.274	.377	.692	.818
Net realized and unrealized gain (loss)	.510	(.249)	(7.367)	9.095	3.455	1.072
Total from investment operations	1.430	1.337	(6.093)	9.472	4.147	1.890
Distributions from net investment income	(.937)	(1.562)	(1.297)	(.446)	(.756)	(.820)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(.970)	(2.367)	(3.027)	(1.912)	(1.907)	(3.270)
Net asset value, end of period	$53.00	$52.54	$53.57	$62.69	$55.13	$52.89
Total Return C,D,E	2.74%	2.84%	(10.25)%	17.50%	8.01%	3.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H,I	.73%	.73%	.73%	.73%	.84%
Expenses net of fee waivers, if any	.72% H,I	.73%	.73%	.73%	.73%	.84%
Expenses net of all reductions	.72% H,I	.73%	.73%	.73%	.73%	.84%
Net investment income (loss)	3.59% H,I	3.13%	2.19%	.63%	1.32%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,668	$1,583	$1,689	$1,867	$993	$556
Portfolio turnover rate J	34% H	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.66	$53.69	$62.80	$55.19	$52.92	$54.31
Income from Investment Operations
Net investment income (loss) A,B	.987	1.716	1.421	.525	.825	.950
Net realized and unrealized gain (loss)	.517	(.253)	(7.388)	9.109	3.466	1.062
Total from investment operations	1.504	1.463	(5.967)	9.634	4.291	2.012
Distributions from net investment income	(1.001)	(1.688)	(1.413)	(.558)	(.870)	(.952)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(1.034)	(2.493)	(3.143)	(2.024)	(2.021)	(3.402)
Net asset value, end of period	$53.13	$52.66	$53.69	$62.80	$55.19	$52.92
Total Return C,D	2.88%	3.09%	(10.03)%	17.79%	8.30%	4.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G,H	.48%	.48%	.48%	.48%	.59%
Expenses net of fee waivers, if any	.47% G,H	.48%	.48%	.48%	.48%	.59%
Expenses net of all reductions	.47% G,H	.48%	.48%	.48%	.48%	.59%
Net investment income (loss)	3.84% G,H	3.38%	2.44%	.88%	1.57%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$40,434	$47,433	$51,468	$55,127	$30,093	$20,130
Portfolio turnover rate I	34% G	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.67	$53.71	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.015	1.766	1.480	.582	.879
Net realized and unrealized gain (loss)	.514	(.250)	(7.390)	9.109	3.572
Total from investment operations	1.529	1.516	(5.910)	9.691	4.451
Distributions from net investment income	(1.046)	(1.751)	(1.470)	(.605)	(.920)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.079)	(2.556)	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$53.12	$52.67	$53.71	$62.82	$55.20
Total Return D,E	2.93%	3.20%	(9.94)%	17.90%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H,I	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38% H,I	.38%	.38%	.38%	.38%
Expenses net of all reductions	.38% H,I	.38%	.38%	.38%	.38%
Net investment income (loss)	3.94% H,I	3.48%	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$717	$364	$115	$128	$109
Portfolio turnover rate J	34% H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.66	$53.70	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.035	1.817	1.527	.648	.932
Net realized and unrealized gain (loss)	.523	(.254)	(7.379)	9.105	3.567
Total from investment operations	1.558	1.563	(5.852)	9.753	4.499
Distributions from net investment income	(1.065)	(1.798)	(1.528)	(.677)	(.968)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.098)	(2.603)	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$53.12	$52.66	$53.70	$62.81	$55.20
Total Return D,E	2.99%	3.30%	(9.85)%	18.03%	8.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H,I	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27% H,I	.28%	.28%	.28%	.28%
Expenses net of all reductions	.27% H,I	.28%	.28%	.28%	.28%
Net investment income (loss)	4.04% H,I	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,283	$3,350	$2,437	$1,351	$412
Portfolio turnover rate J	34% H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.85	$53.82	$62.93	$55.30	$53.00	$54.38
Income from Investment Operations
Net investment income (loss) A,B	.989	1.723	1.427	.525	.831	.906
Net realized and unrealized gain (loss)	.516	(.249)	(7.400)	9.122	3.463	1.114
Total from investment operations	1.505	1.474	(5.973)	9.647	4.294	2.020
Distributions from net investment income	(1.002)	(1.639)	(1.407)	(.551)	(.843)	(.950)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(1.035)	(2.444)	(3.137)	(2.017)	(1.994)	(3.400)
Net asset value, end of period	$53.32	$52.85	$53.82	$62.93	$55.30	$53.00
Total Return C,D	2.88%	3.10%	(10.02)%	17.78%	8.29%	4.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G,H	.48%	.48%	.48%	.48%	.57% I
Expenses net of fee waivers, if any	.47% G,H	.48%	.48%	.48%	.48%	.57% I
Expenses net of all reductions	.47% G,H	.48%	.48%	.48%	.48%	.57% I
Net investment income (loss)	3.84% G,H	3.39%	2.44%	.88%	1.57%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$174	$174	$556	$765	$498	$678
Portfolio turnover rate J	34% G	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.77	$53.80	$62.91	$55.28	$52.89
Income from Investment Operations
Net investment income (loss) B,C	1.039	1.821	1.541	.643	.933
Net realized and unrealized gain (loss)	.520	(.255)	(7.395)	9.116	3.577
Total from investment operations	1.559	1.566	(5.854)	9.759	4.510
Distributions from net investment income	(1.056)	(1.791)	(1.526)	(.663)	(.969)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.089)	(2.596)	(3.256)	(2.129)	(2.120)
Net asset value, end of period	$53.24	$52.77	$53.80	$62.91	$55.28
Total Return D,E	2.99%	3.30%	(9.84)%	18.01%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H,I	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27% H,I	.28%	.28%	.28%	.28%
Expenses net of all reductions	.27% H,I	.28%	.28%	.28%	.28%
Net investment income (loss)	4.04% H,I	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$123	$120	$116	$128	$109
Portfolio turnover rate J	34% H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.3
Fidelity Series Government Bond Index Fund	9.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.8
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series Large Cap Value Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	127,766	2,051,914
Fidelity Series Commodity Strategy Fund (a)	3,013	279,821
Fidelity Series Large Cap Growth Index Fund (a)	66,393	1,303,293
Fidelity Series Large Cap Stock Fund (a)	69,860	1,386,023
Fidelity Series Large Cap Value Index Fund (a)	168,316	2,479,289
Fidelity Series Small Cap Core Fund (a)	531	5,832
Fidelity Series Small Cap Opportunities Fund (a)	45,338	625,669
Fidelity Series Value Discovery Fund (a)	61,659	916,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,807,259)		9,048,716

International Equity Funds - 22.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	39,558	577,541
Fidelity Series Emerging Markets Fund (a)	76,015	617,244
Fidelity Series Emerging Markets Opportunities Fund (a)	148,520	2,468,408
Fidelity Series International Growth Fund (a)	83,140	1,446,628
Fidelity Series International Index Fund (a)	46,647	546,702
Fidelity Series International Small Cap Fund (a)	36,345	605,141
Fidelity Series International Value Fund (a)	124,929	1,447,933
Fidelity Series Overseas Fund (a)	111,026	1,448,887
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,171,521)		9,158,484

Bond Funds - 52.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	160,450	1,525,880
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	412,161	3,165,398
Fidelity Series Corporate Bond Fund (a)	271,629	2,526,154
Fidelity Series Emerging Markets Debt Fund (a)	27,471	209,876
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,569	69,785
Fidelity Series Floating Rate High Income Fund (a)	4,502	40,566
Fidelity Series Government Bond Index Fund (a)	405,551	3,735,123
Fidelity Series High Income Fund (a)	26,067	218,702
Fidelity Series International Credit Fund (a)	621	5,018
Fidelity Series International Developed Markets Bond Index Fund (a)	185,768	1,612,464
Fidelity Series Investment Grade Bond Fund (a)	374,137	3,767,557
Fidelity Series Investment Grade Securitized Fund (a)	280,959	2,523,008
Fidelity Series Long-Term Treasury Bond Index Fund (a)	320,146	1,837,636
Fidelity Series Real Estate Income Fund (a)	4,249	40,836
TOTAL BOND FUNDS (Cost $23,797,260)		21,278,003

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	107,388	107,388
Fidelity Series Short-Term Credit Fund (a)	15,967	157,592
Fidelity Series Treasury Bill Index Fund (a)	52,348	520,341
TOTAL SHORT-TERM FUNDS (Cost $788,009)		785,321

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,564,049)	40,270,524
NET OTHER ASSETS (LIABILITIES) - 0.0%	(914)
NET ASSETS - 100.0%	40,269,610

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,374,036	402,103	254,056	35,139	(5,505)	9,302	1,525,880
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,067,951	624,626	453,659	97,998	(31,390)	(42,130)	3,165,398
Fidelity Series Blue Chip Growth Fund	1,903,833	378,549	420,023	10,446	(36,393)	225,948	2,051,914
Fidelity Series Canada Fund	552,234	108,853	83,779	18,587	833	(600)	577,541
Fidelity Series Commodity Strategy Fund	295,326	80,151	68,184	11,155	(2,401)	(25,071)	279,821
Fidelity Series Corporate Bond Fund	2,375,000	480,084	393,885	51,246	(19,660)	84,615	2,526,154
Fidelity Series Emerging Markets Debt Fund	202,617	38,076	33,575	6,523	(2,884)	5,642	209,876
Fidelity Series Emerging Markets Debt Local Currency Fund	68,607	15,469	11,293	3,254	(233)	(2,765)	69,785
Fidelity Series Emerging Markets Fund	615,335	170,001	123,459	14,555	(11,146)	(33,487)	617,244
Fidelity Series Emerging Markets Opportunities Fund	2,454,749	708,912	499,883	67,194	(78,670)	(116,700)	2,468,408
Fidelity Series Floating Rate High Income Fund	39,199	10,196	8,889	1,956	60	-	40,566
Fidelity Series Government Bond Index Fund	3,453,454	782,813	541,553	51,935	(34,966)	75,375	3,735,123
Fidelity Series Government Money Market Fund 5.40%	335,223	43,355	271,190	5,785	-	-	107,388
Fidelity Series High Income Fund	210,936	42,266	37,585	6,883	(1,339)	4,424	218,702
Fidelity Series International Credit Fund	4,688	94	-	94	-	236	5,018
Fidelity Series International Developed Markets Bond Index Fund	1,547,881	340,145	300,712	33,949	(10,932)	36,082	1,612,464
Fidelity Series International Growth Fund	1,393,727	260,727	280,826	17,937	(19,676)	92,676	1,446,628
Fidelity Series International Index Fund	526,663	97,311	76,351	14,782	(1,645)	724	546,702
Fidelity Series International Small Cap Fund	433,046	254,402	108,031	20,491	(14,265)	39,989	605,141
Fidelity Series International Value Fund	1,403,017	275,919	250,225	44,717	2,962	16,260	1,447,933
Fidelity Series Investment Grade Bond Fund	3,528,751	742,550	561,210	73,131	(48,649)	106,115	3,767,557
Fidelity Series Investment Grade Securitized Fund	2,395,457	480,099	387,903	48,469	(33,070)	68,425	2,523,008
Fidelity Series Large Cap Growth Index Fund	1,202,514	228,972	240,831	7,626	11,838	100,800	1,303,293
Fidelity Series Large Cap Stock Fund	1,333,523	259,308	217,229	67,519	9,339	1,082	1,386,023
Fidelity Series Large Cap Value Index Fund	2,478,236	555,984	520,156	94,028	6,153	(40,928)	2,479,289
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,345	498,744	460,172	31,108	(22,283)	2	1,837,636
Fidelity Series Overseas Fund	1,395,261	261,398	252,085	22,835	(3,829)	48,142	1,448,887
Fidelity Series Real Estate Income Fund	54,571	8,413	21,562	1,856	(1,688)	1,102	40,836
Fidelity Series Short-Term Credit Fund	169,992	27,696	43,511	2,449	(1,482)	4,897	157,592
Fidelity Series Small Cap Core Fund	7,877	130	2,176	92	151	(150)	5,832
Fidelity Series Small Cap Opportunities Fund	609,424	117,394	123,346	6,078	(12,648)	34,845	625,669
Fidelity Series Treasury Bill Index Fund	896,539	153,926	530,070	16,564	(1,112)	1,058	520,341
Fidelity Series Value Discovery Fund	913,972	206,330	177,746	39,878	(1,272)	(24,409)	916,875
	39,064,984	8,654,996	7,755,155	926,259	(365,802)	671,501	40,270,524

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,048,716	9,048,716	-	-

International Equity Funds	9,158,484	9,158,484	-	-

Bond Funds	21,278,003	21,278,003	-	-

Short-Term Funds	785,321	785,321	-	-
Total Investments in Securities:	40,270,524	40,270,524	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $41,564,049)	$40,270,524

Total Investment in Securities (cost $41,564,049)		$40,270,524
Cash		178
Receivable for investments sold		318,288
Receivable for fund shares sold		40,397
Total assets		40,629,387
Liabilities
Payable for investments purchased	$337,543
Payable for fund shares redeemed	6,800
Accrued management fee	15,059
Distribution and service plan fees payable	131
Other payables and accrued expenses	244
Total Liabilities		359,777
Net Assets		$40,269,610
Net Assets consist of:
Paid in capital		$43,470,649
Total accumulated earnings (loss)		(3,201,039)
Net Assets		$40,269,610

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($632,741 ÷ 59,118.26 shares)(a)		$10.70
Maximum offering price per share (100/94.25 of $10.70)		$11.35
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($31,716,383 ÷ 2,959,361.32 shares)		$10.72
Class K :
Net Asset Value, offering price and redemption price per share ($1,421,484 ÷ 132,447.46 shares)		$10.73
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,904,343 ÷ 550,123.87 shares)		$10.73
Class I :
Net Asset Value, offering price and redemption price per share ($382,733 ÷ 35,665.45 shares)		$10.73
Class Z6 :
Net Asset Value, offering price and redemption price per share ($211,926 ÷ 19,730.34 shares)		$10.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$804,403
Expenses
Management fee	$85,233
Distribution and service plan fees	731
Independent trustees' fees and expenses	61
Miscellaneous	250
Total expenses before reductions	86,275
Expense reductions	(2)
Total expenses after reductions		86,273
Net Investment income (loss)		718,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(365,802)
Capital gain distributions from underlying funds:
Affiliated issuers	121,856
Total net realized gain (loss)		(243,946)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	671,501
Total change in net unrealized appreciation (depreciation)		671,501
Net gain (loss)		427,555
Net increase (decrease) in net assets resulting from operations		$1,145,685
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$718,130	$1,177,350
Net realized gain (loss)	(243,946)	(994,480)
Change in net unrealized appreciation (depreciation)	671,501	1,257,413
Net increase (decrease) in net assets resulting from operations	1,145,685	1,440,283
Distributions to shareholders	(761,163)	(1,494,111)

Share transactions - net increase (decrease)	820,775	4,649,194
Total increase (decrease) in net assets	1,205,297	4,595,366

Net Assets
Beginning of period	39,064,313	34,468,947
End of period	$40,269,610	$39,064,313

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.68	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.185	.304	.248	.056	.104
Net realized and unrealized gain (loss)	.099	.029	(1.517)	1.993	.837
Total from investment operations	.284	.333	(1.269)	2.049	.941
Distributions from net investment income	(.186)	(.303)	(.257)	(.089)	(.121)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.194)	(.403)	(.561)	(.319)	(.161)
Net asset value, end of period	$10.70	$10.61	$10.68	$12.51	$10.78
Total Return D,E,F	2.70%	3.46%	(10.66)%	19.28%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I,J	.73%	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73% I,J	.73%	.73%	.73%	.73% I
Expenses net of all reductions	.73% I,J	.73%	.73%	.73%	.73% I
Net investment income (loss)	3.60% I,J	2.99%	2.13%	.47%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$633	$546	$455	$595	$300
Portfolio turnover rate K	41% I	31%	54%	46%	117% I

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.69	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.330	.275	.086	.127
Net realized and unrealized gain (loss)	.107	.028	(1.510)	1.990	.832
Total from investment operations	.306	.358	(1.235)	2.076	.959
Distributions from net investment income	(.198)	(.328)	(.281)	(.106)	(.149)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.206)	(.428)	(.585)	(.336)	(.189)
Net asset value, end of period	$10.72	$10.62	$10.69	$12.51	$10.77
Total Return D,E	2.91%	3.71%	(10.39)%	19.57%	9.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48% H,I	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48% H,I	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.85% H,I	3.24%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,716	$35,369	$32,369	$28,958	$4,986
Portfolio turnover rate J	41% H	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.71	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.203	.341	.289	.097	.138
Net realized and unrealized gain (loss)	.101	.028	(1.514)	1.994	.832
Total from investment operations	.304	.369	(1.225)	2.091	.970
Distributions from net investment income	(.206)	(.339)	(.291)	(.111)	(.150)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.214)	(.439)	(.595)	(.341)	(.190)
Net asset value, end of period	$10.73	$10.64	$10.71	$12.53	$10.78
Total Return D,E	2.89%	3.82%	(10.30)%	19.69%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H,I	.38%	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38% H,I	.38%	.38%	.38%	.38% H
Expenses net of all reductions	.38% H,I	.38%	.38%	.38%	.38% H
Net investment income (loss)	3.94% H,I	3.34%	2.48%	.83%	1.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,421	$347	$196	$219	$183
Portfolio turnover rate J	41% H	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.71	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.209	.352	.303	.111	.148
Net realized and unrealized gain (loss)	.099	.028	(1.517)	1.985	.840
Total from investment operations	.308	.380	(1.214)	2.096	.988
Distributions from net investment income	(.210)	(.350)	(.302)	(.126)	(.158)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.218)	(.450)	(.606)	(.356)	(.198)
Net asset value, end of period	$10.73	$10.64	$10.71	$12.53	$10.79
Total Return D,E	2.93%	3.93%	(10.21)%	19.73%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H,I	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28% H,I	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28% H,I	.28%	.28%	.28%	.28% H
Net investment income (loss)	4.05% H,I	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,904	$2,105	$892	$1,459	$183
Portfolio turnover rate J	41% H	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.70	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.331	.277	.086	.128
Net realized and unrealized gain (loss)	.107	.027	(1.523)	1.998	.833
Total from investment operations	.306	.358	(1.246)	2.084	.961
Distributions from net investment income	(.198)	(.328)	(.280)	(.104)	(.141)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.206)	(.428)	(.584)	(.334)	(.181)
Net asset value, end of period	$10.73	$10.63	$10.70	$12.53	$10.78
Total Return D,E	2.91%	3.71%	(10.46)%	19.62%	9.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48% H,I	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48% H,I	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.85% H,I	3.25%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$383	$351	$359	$421	$254
Portfolio turnover rate J	41% H	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.71	$12.54	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.210	.351	.300	.109	.148
Net realized and unrealized gain (loss)	.104	.028	(1.523)	1.994	.840
Total from investment operations	.314	.379	(1.223)	2.103	.988
Distributions from net investment income	(.206)	(.349)	(.303)	(.123)	(.158)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.214)	(.449)	(.607)	(.353)	(.198)
Net asset value, end of period	$10.74	$10.64	$10.71	$12.54	$10.79
Total Return D,E	2.98%	3.92%	(10.28)%	19.80%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H,I	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28% H,I	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28% H,I	.28%	.28%	.28%	.28% H
Net investment income (loss)	4.05% H,I	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$212	$347	$198	$220	$183
Portfolio turnover rate J	41% H	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Government Bond Index Fund	8.6
Fidelity Series Large Cap Value Index Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,352	230,489
Fidelity Series Commodity Strategy Fund (a)	301	27,971
Fidelity Series Large Cap Growth Index Fund (a)	7,458	146,406
Fidelity Series Large Cap Stock Fund (a)	7,847	155,684
Fidelity Series Large Cap Value Index Fund (a)	18,906	278,489
Fidelity Series Small Cap Core Fund (a)	55	600
Fidelity Series Small Cap Opportunities Fund (a)	5,095	70,314
Fidelity Series Value Discovery Fund (a)	6,926	102,990
TOTAL DOMESTIC EQUITY FUNDS (Cost $915,878)		1,012,943

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,341	63,382
Fidelity Series Emerging Markets Fund (a)	8,096	65,741
Fidelity Series Emerging Markets Opportunities Fund (a)	15,819	262,907
Fidelity Series International Growth Fund (a)	9,124	158,754
Fidelity Series International Index Fund (a)	5,119	59,997
Fidelity Series International Small Cap Fund (a)	3,631	60,460
Fidelity Series International Value Fund (a)	13,710	158,896
Fidelity Series Overseas Fund (a)	12,184	158,999
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $930,960)		989,136

Bond Funds - 48.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	5,088	48,387
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	44,882	344,695
Fidelity Series Corporate Bond Fund (a)	25,009	232,580
Fidelity Series Emerging Markets Debt Fund (a)	2,744	20,964
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	756	6,972
Fidelity Series Floating Rate High Income Fund (a)	450	4,052
Fidelity Series Government Bond Index Fund (a)	37,341	343,910
Fidelity Series High Income Fund (a)	2,604	21,845
Fidelity Series International Developed Markets Bond Index Fund (a)	18,617	161,593
Fidelity Series Investment Grade Bond Fund (a)	34,447	346,882
Fidelity Series Investment Grade Securitized Fund (a)	25,868	232,297
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,843	194,256
Fidelity Series Real Estate Income Fund (a)	425	4,080
TOTAL BOND FUNDS (Cost $1,916,909)		1,962,513

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	6,824	6,824
Fidelity Series Short-Term Credit Fund (a)	1,135	11,201
Fidelity Series Treasury Bill Index Fund (a)	3,805	37,821
TOTAL SHORT-TERM FUNDS (Cost $55,596)		55,846

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,819,343)	4,020,438
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36)
NET ASSETS - 100.0%	4,020,402

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,374	37,990	2,043	865	-	66	48,387
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	112,682	249,757	18,642	8,612	(1,013)	1,911	344,695
Fidelity Series Blue Chip Growth Fund	72,617	162,090	26,130	733	(272)	22,184	230,489
Fidelity Series Canada Fund	20,362	45,695	4,178	1,674	(150)	1,653	63,382
Fidelity Series Commodity Strategy Fund	9,966	23,221	3,452	697	(185)	(1,579)	27,971
Fidelity Series Corporate Bond Fund	73,633	162,912	12,684	3,131	(618)	9,337	232,580
Fidelity Series Emerging Markets Debt Fund	6,842	14,855	1,365	435	(33)	665	20,964
Fidelity Series Emerging Markets Debt Local Currency Fund	2,310	5,196	428	264	(15)	(91)	6,972
Fidelity Series Emerging Markets Fund	22,112	51,401	5,970	1,275	(197)	(1,605)	65,741
Fidelity Series Emerging Markets Opportunities Fund	88,198	207,555	24,532	5,886	(833)	(7,481)	262,907
Fidelity Series Floating Rate High Income Fund	1,323	3,082	355	132	(3)	5	4,052
Fidelity Series Government Bond Index Fund	107,063	247,302	17,423	3,185	(846)	7,814	343,910
Fidelity Series Government Money Market Fund 5.40%	9,317	11,042	13,535	257	-	-	6,824
Fidelity Series High Income Fund	7,103	15,673	1,444	461	(31)	544	21,845
Fidelity Series International Developed Markets Bond Index Fund	52,338	118,183	11,629	2,735	(332)	3,033	161,593
Fidelity Series International Growth Fund	51,347	111,237	15,308	1,615	(311)	11,789	158,754
Fidelity Series International Index Fund	19,408	42,706	3,806	1,331	(131)	1,820	59,997
Fidelity Series International Small Cap Fund	15,933	46,842	5,428	1,671	(113)	3,226	60,460
Fidelity Series International Value Fund	51,713	114,780	12,249	4,030	(254)	4,906	158,896
Fidelity Series Investment Grade Bond Fund	109,414	245,448	17,461	4,457	(952)	10,433	346,882
Fidelity Series Investment Grade Securitized Fund	74,265	163,252	11,961	2,962	(866)	7,607	232,297
Fidelity Series Large Cap Growth Index Fund	45,860	101,965	13,626	711	(336)	12,543	146,406
Fidelity Series Large Cap Stock Fund	50,866	110,631	11,288	4,847	(284)	5,759	155,684
Fidelity Series Large Cap Value Index Fund	94,527	208,191	28,716	8,720	(441)	4,928	278,489
Fidelity Series Long-Term Treasury Bond Index Fund	65,009	153,850	30,841	2,176	(2,857)	9,095	194,256
Fidelity Series Overseas Fund	51,408	111,675	13,026	2,056	(322)	9,264	158,999
Fidelity Series Real Estate Income Fund	1,798	3,543	1,298	134	(43)	80	4,080
Fidelity Series Short-Term Credit Fund	4,556	10,207	3,761	127	(4)	203	11,201
Fidelity Series Small Cap Core Fund	330	249	5	8	-	26	600
Fidelity Series Small Cap Opportunities Fund	23,253	50,168	7,922	453	(229)	5,044	70,314
Fidelity Series Treasury Bill Index Fund	24,817	34,795	21,798	753	(11)	18	37,821
Fidelity Series Value Discovery Fund	34,860	76,848	8,291	3,699	(196)	(231)	102,990
	1,317,604	2,942,341	350,595	70,092	(11,878)	122,966	4,020,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,012,943	1,012,943	-	-

International Equity Funds	989,136	989,136	-	-

Bond Funds	1,962,513	1,962,513	-	-

Short-Term Funds	55,846	55,846	-	-
Total Investments in Securities:	4,020,438	4,020,438	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,819,343)	$4,020,438

Total Investment in Securities (cost $3,819,343)		$4,020,438
Cash		72
Receivable for investments sold		32,201
Receivable for fund shares sold		23
Total assets		4,052,734
Liabilities
Payable for investments purchased	$31,136
Accrued management fee	1,143
Distribution and service plan fees payable	24
Other payables and accrued expenses	29
Total Liabilities		32,332
Net Assets		$4,020,402
Net Assets consist of:
Paid in capital		$3,824,124
Total accumulated earnings (loss)		196,278
Net Assets		$4,020,402

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($118,277 ÷ 10,926.48 shares)(a)		$10.82
Maximum offering price per share (100/94.25 of $10.82)		$11.48
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($1,396,415 ÷ 129,012.23 shares)		$10.82
Class K :
Net Asset Value, offering price and redemption price per share ($111,336 ÷ 10,277.98 shares)		$10.83
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,166,310 ÷ 200,047.2 shares)		$10.83
Class I :
Net Asset Value, offering price and redemption price per share ($116,603 ÷ 10,765.08 shares)		$10.83
Class Z6 :
Net Asset Value, offering price and redemption price per share ($111,461 ÷ 10,289.78 shares)		$10.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$59,707
Expenses
Management fee	$4,815
Distribution and service plan fees	141
Independent trustees' fees and expenses	3
Miscellaneous	27
Total expenses before reductions	4,986
Expense reductions	(1)
Total expenses after reductions		4,985
Net Investment income (loss)		54,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,878)
Capital gain distributions from underlying funds:
Affiliated issuers	10,385
Total net realized gain (loss)		(1,493)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	122,966
Total change in net unrealized appreciation (depreciation)		122,966
Net gain (loss)		121,473
Net increase (decrease) in net assets resulting from operations		$176,195
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,722	$7,423
Net realized gain (loss)	(1,493)	3,205
Change in net unrealized appreciation (depreciation)	122,966	78,129
Net increase (decrease) in net assets resulting from operations	176,195	88,757
Distributions to shareholders	(62,996)	(5,680)

Share transactions - net increase (decrease)	2,589,577	1,234,549
Total increase (decrease) in net assets	2,702,776	1,317,626

Net Assets
Beginning of period	1,317,626	-
End of period	$4,020,402	$1,317,626

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.217	.048
Net realized and unrealized gain (loss)	.077	.736
Total from investment operations	.294	.784
Distributions from net investment income	(.170)	(.034)
Distributions from net realized gain	(.054)	-
Total distributions	(.224)	(.034)
Net asset value, end of period	$10.82	$10.75
Total Return D,E,F	2.77%	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I,J	.73% I
Expenses net of fee waivers, if any	.73% I,J	.73% I
Expenses net of all reductions	.73% I,J	.73% I
Net investment income (loss)	4.16% I,J	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$115
Portfolio turnover rate K	28% I	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.229	.065
Net realized and unrealized gain (loss)	.079	.735
Total from investment operations	.308	.800
Distributions from net investment income	(.184)	(.050)
Distributions from net realized gain	(.054)	-
Total distributions	(.238)	(.050)
Net asset value, end of period	$10.82	$10.75
Total Return D,E	2.91%	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I	.48% H
Expenses net of fee waivers, if any	.48% H,I	.48% H
Expenses net of all reductions	.48% H,I	.48% H
Net investment income (loss)	4.41% H,I	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,396	$765
Portfolio turnover rate J	28% H	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠ Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.235	.071
Net realized and unrealized gain (loss)	.077	.739
Total from investment operations	.312	.810
Distributions from net investment income	(.188)	(.050)
Distributions from net realized gain	(.054)	-
Total distributions	(.242)	(.050)
Net asset value, end of period	$10.83	$10.76
Total Return D,E	2.95%	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H,I	.38% H
Expenses net of fee waivers, if any	.38% H,I	.38% H
Expenses net of all reductions	.38% H,I	.38% H
Net investment income (loss)	4.51% H,I	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$111	$108
Portfolio turnover rate J	28% H	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠ Class K6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.240	.077
Net realized and unrealized gain (loss)	.081	.739
Total from investment operations	.321	.816
Distributions from net investment income	(.197)	(.056)
Distributions from net realized gain	(.054)	-
Total distributions	(.251)	(.056)
Net asset value, end of period	$10.83	$10.76
Total Return D,E	3.04%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H,I,J	.28% I
Expenses net of fee waivers, if any	.29% H,I,J	.28% I
Expenses net of all reductions	.29% H,I,J	.28% I
Net investment income (loss)	4.61% I,J	1.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,166	$108
Portfolio turnover rate K	28% I	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.230	.064
Net realized and unrealized gain (loss)	.076	.741
Total from investment operations	.306	.805
Distributions from net investment income	(.182)	(.045)
Distributions from net realized gain	(.054)	-
Total distributions	(.236)	(.045)
Net asset value, end of period	$10.83	$10.76
Total Return D,E	2.89%	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H,I	.48% H
Expenses net of fee waivers, if any	.48% H,I	.48% H
Expenses net of all reductions	.48% H,I	.48% H
Net investment income (loss)	4.41% H,I	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$117	$113
Portfolio turnover rate J	28% H	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2035 Fund℠ Class Z6

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.241	.077
Net realized and unrealized gain (loss)	.077	.739
Total from investment operations	.318	.816
Distributions from net investment income	(.194)	(.056)
Distributions from net realized gain	(.054)	-
Total distributions	(.248)	(.056)
Net asset value, end of period	$10.83	$10.76
Total Return D,E	3.01%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H,I	.28% H
Expenses net of fee waivers, if any	.28% H,I	.28% H
Expenses net of all reductions	.28% H,I	.28% H
Net investment income (loss)	4.61% H,I	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$111	$108
Portfolio turnover rate J	28% H	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Class A, Class I and Class Z6 are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

During March 2024, the Board of Trustees approved the consolidation of Class Z6 into Class K6 for each Fund effective on or about May 24, 2024.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows: Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$15,919,404	$414,142	$(1,290,978)	$(876,836)
Fidelity Managed Retirement 2010 Fund.	6,383,081	228,196	(448,998)	(220,802)
Fidelity Managed Retirement 2015 Fund.	5,929,178	279,416	(485,278)	(205,862)
Fidelity Managed Retirement 2020 Fund.	9,280,903	513,046	(814,722)	(301,676)
Fidelity Managed Retirement 2025 Fund.	50,797,014	3,102,821	(4,499,270)	(1,396,449)
Fidelity Managed Retirement 2030 Fund.	42,283,330	1,890,020	(3,902,826)	(2,012,806)
Fidelity Managed Retirement 2035 Fund.	3,832,960	202,260	(14,782)	187,478

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Managed Retirement Income Fund	$ (162,795)	$ (364,669)	$ (527,464)
Fidelity Managed Retirement 2010 Fund	(30,489)	(56,138)	(86,627)
Fidelity Managed Retirement 2015 Fund	(42,190)	(62,888)	(105,078)
Fidelity Managed Retirement 2020 Fund	(90,319)	(196,937)	(287,256)

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to July 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Managed Retirement 2025 Fund	$(1,505,240)
Fidelity Managed Retirement 2030 Fund	(898,385)

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	2,477,678	3,871,440
Fidelity Managed Retirement 2010 Fund	810,693	855,354
Fidelity Managed Retirement 2015 Fund	532,699	1,181,969
Fidelity Managed Retirement 2020 Fund	1,291,826	1,142,970
Fidelity Managed Retirement 2025 Fund	8,468,376	12,301,051
Fidelity Managed Retirement 2030 Fund	8,654,996	7,755,155
Fidelity Managed Retirement 2035 Fund	2,942,341	350,595
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.45%	.35%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.47%	.37%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.25%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.27%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	$1,027	$209
			$1,027	$209
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	$234	$-
			$234	$-
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	$1,245	$-
			$1,245	$-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	$279	$-
			$279	$-
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	$1,982	$-
			$1,982	$-
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	$731	$231
			$731	$231
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	$141	$132
			$141	$132

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$4
Fidelity Managed Retirement 2010 Fund
Class A	$-
Fidelity Managed Retirement 2015 Fund
Class A	$-
Fidelity Managed Retirement 2020 Fund
Class A	$76
Fidelity Managed Retirement 2025 Fund
Class A	$-
Fidelity Managed Retirement 2030 Fund
Class A	$247
Fidelity Managed Retirement 2035 Fund
Class A	$-

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Managed Retirement 2010 Fund	$1
Fidelity Managed Retirement 2020 Fund	$1
Fidelity Managed Retirement 2025 Fund	$5
Fidelity Managed Retirement 2030 Fund	$2
Fidelity Managed Retirement 2035 Fund	$1
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023A
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$16,177	$30,825
Fidelity Managed Retirement Income	265,565	765,103
Class K	2,714	5,595
Class K6	12,753	36,074
Class I	3,113	7,544
Class Z6	2,435	5,288
Total	$302,757	$850,429
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$3,218	$15,168
Fidelity Managed Retirement 2010	104,239	287,106
Class K	2,695	5,856
Class K6	9,029	17,663
Class I	1,901	5,302
Class Z6	3,558	8,872
Total	$124,640	$339,967
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$19,155	$57,506
Fidelity Managed Retirement 2015	83,309	236,084
Class K	3,562	5,945
Class K6	3,589	19,064
Class I	4,633	13,748
Class Z6	2,450	5,799
Total	$116,698	$338,146
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$4,188	$19,273
Fidelity Managed Retirement 2020	146,483	286,009
Class K	3,463	4,448
Class K6	16,533	37,690
Class I	4,287	8,321
Class Z6	2,460	4,443
Total	$177,414	$360,184
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$31,505	$75,727
Fidelity Managed Retirement 2025	875,237	2,377,382
Class K	15,652	6,792
Class K6	91,926	122,627
Class I	3,414	19,622
Class Z6	2,478	5,692
Total	$1,020,212	$2,607,842
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$11,144	$15,906
Fidelity Managed Retirement 2030 Fund	624,772	1,412,691
Class K	15,933	9,749
Class K6	97,428	34,156
Class I	7,115	12,934
Class Z6	4,771	8,675
Total	$761,163	$1,494,111
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$2,410	$340
Fidelity Managed Retirement 2035 Fund	25,122	3,249
Class K	2,447	501
Class K6	28,008	561
Class I	2,500	468
Class Z6	2,509	561
Total	$62,996	$5,680

A Distributions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023A	Six months ended January 31, 2024	Year ended July 31, 2023A
Fidelity Managed Retirement Income Fund
Class A
Shares sold	614	3,627	$32,508	$195,073
Reinvestment of distributions	292	565	15,765	29,856
Shares redeemed	(166)	(1,940)	(8,925)	(104,167)
Net increase (decrease)	740	2,252	$39,348	$120,762
Fidelity Managed Retirement Income
Shares sold	2,400	27,223	$128,351	$1,477,101
Reinvestment of distributions	4,082	12,187	219,894	644,354
Shares redeemed	(49,300)	(54,848)	(2,625,444)	(2,924,303)
Net increase (decrease)	(42,818)	(15,438)	$(2,277,199)	$(802,848)
Class K
Shares sold	12	727	$615	$38,462
Reinvestment of distributions	50	106	2,714	5,595
Shares redeemed	(78)	(297)	(4,073)	(15,918)
Net increase (decrease)	(16)	536	$(744)	$28,139
Class K6
Shares sold	22,520	3,785	$1,219,283	$206,587
Reinvestment of distributions	236	683	12,752	36,074
Shares redeemed	(7,355)	(7,900)	(389,149)	(413,843)
Net increase (decrease)	15,401	(3,432)	$842,886	$(171,182)
Class I
Shares sold	-	586	$ -	$31,608
Reinvestment of distributions	58	135	3,113	7,118
Shares redeemed	(236)	(895)	(12,574)	(47,227)
Net increase (decrease)	(178)	(174)	$(9,461)	$(8,501)
Class Z6
Shares sold	94	-	$5,000	$ -
Reinvestment of distributions	45	100	2,435	5,288
Net increase (decrease)	139	100	$7,435	$5,288
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	62	301	$3,218	$15,168
Shares redeemed	(1,570)	(1,638)	(77,479)	(83,733)
Net increase (decrease)	(1,508)	(1,337)	$(74,261)	$(68,565)
Fidelity Managed Retirement 2010
Shares sold	2,011	3,923	$101,238	$200,194
Reinvestment of distributions	1,583	4,718	81,554	238,071
Shares redeemed	(6,836)	(11,670)	(347,040)	(596,306)
Net increase (decrease)	(3,242)	(3,029)	$(164,248)	$(158,041)
Class K
Shares sold	-	366	$ -	$18,719
Reinvestment of distributions	52	116	2,695	5,856
Net increase (decrease)	52	482	$2,695	$24,575
Class K6
Shares sold	4,595	379	$224,634	$19,151
Reinvestment of distributions	175	351	9,029	17,663
Shares redeemed	(974)	(1,351)	(49,511)	(68,089)
Net increase (decrease)	3,796	(621)	$184,152	$(31,275)
Class I
Reinvestment of distributions	37	105	$1,901	$5,302
Shares redeemed	-	(214)	-	(10,928)
Net increase (decrease)	37	(109)	$1,901	$(5,626)
Class Z6
Reinvestment of distributions	69	176	$3,558	$8,872
Shares redeemed	(45)	(43)	(2,324)	(2,153)
Net increase (decrease)	24	133	$1,234	$6,719
Fidelity Managed Retirement 2015 Fund
Class A
Reinvestment of distributions	380	1,181	$19,155	$57,506
Shares redeemed	(1,215)	(4,218)	(60,036)	(210,819)
Net increase (decrease)	(835)	(3,037)	$(40,881)	$(153,313)
Fidelity Managed Retirement 2015
Shares sold	508	6,953	$25,677	$340,470
Reinvestment of distributions	1,428	4,392	71,913	214,460
Shares redeemed	(14,147)	(10,936)	(694,118)	(540,007)
Net increase (decrease)	(12,211)	409	$(596,528)	$14,923
Class K
Shares sold	18	1,148	$869	$57,268
Reinvestment of distributions	71	122	3,562	5,945
Shares redeemed	(84)	-	(4,040)	-
Net increase (decrease)	5	1,270	$391	$63,213
Class K6
Shares sold	155	178	$7,691	$8,810
Reinvestment of distributions	71	389	3,589	19,064
Shares redeemed	(34)	(13,320)	(1,675)	(673,024)
Net increase (decrease)	192	(12,753)	$9,605	$(645,150)
Class I
Shares sold	-	17	$ -	$863
Reinvestment of distributions	92	281	4,633	13,711
Shares redeemed	(700)	(601)	(33,473)	(29,656)
Net increase (decrease)	(608)	(303)	$(28,840)	$(15,082)
Class Z6
Reinvestment of distributions	49	119	$2,450	$5,799
Net increase (decrease)	49	119	$2,450	$5,799
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	189	2,463	$9,424	$121,452
Reinvestment of distributions	82	401	4,188	19,273
Shares redeemed	(348)	(8,092)	(17,201)	(404,954)
Net increase (decrease)	(77)	(5,228)	$(3,589)	$(264,229)
Fidelity Managed Retirement 2020
Shares sold	11,521	12,552	$563,069	$628,868
Reinvestment of distributions	2,632	5,374	134,063	259,182
Shares redeemed	(13,334)	(32,324)	(666,741)	(1,575,144)
Net increase (decrease)	819	(14,398)	$30,391	$(687,094)
Class K
Shares sold	648	475	$31,951	$23,783
Reinvestment of distributions	68	92	3,463	4,448
Shares redeemed	(83)	-	(4,032)	-
Net increase (decrease)	633	567	$31,382	$28,231
Class K6
Shares sold	1,476	1,248	$73,719	$62,179
Reinvestment of distributions	325	781	16,533	37,690
Shares redeemed	(252)	(8,929)	(12,511)	(438,956)
Net increase (decrease)	1,549	(6,900)	$77,741	$(339,087)
Class I
Shares sold	-	13	$ -	$618
Reinvestment of distributions	84	172	4,287	8,288
Shares redeemed	(143)	(711)	(7,128)	(35,756)
Net increase (decrease)	(59)	(526)	$(2,841)	$(26,850)
Class Z6
Reinvestment of distributions	48	92	$2,460	$4,443
Net increase (decrease)	48	92	$2,460	$4,443
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	6,667	1,080	$342,219	$55,268
Reinvestment of distributions	599	1,528	31,505	75,727
Shares redeemed	(5,929)	(4,001)	(304,959)	(205,772)
Net increase (decrease)	1,337	(1,393)	$68,765	$(74,777)
Fidelity Managed Retirement 2025
Shares sold	28,536	97,735	$1,481,496	$5,028,821
Reinvestment of distributions	12,247	40,549	643,736	2,018,409
Shares redeemed	(180,480)	(196,184)	(9,352,716)	(9,971,080)
Net increase (decrease)	(139,697)	(57,900)	$(7,227,484)	$(2,923,850)
Class K
Shares sold	11,803	4,979	$613,593	$256,058
Reinvestment of distributions	295	129	15,651	6,433
Shares redeemed	(5,508)	(349)	(289,691)	(17,869)
Net increase (decrease)	6,590	4,759	$339,553	$244,622
Class K6
Shares sold	73,025	32,944	$3,830,456	$1,672,600
Reinvestment of distributions	1,745	2,463	91,925	122,627
Shares redeemed	(20,089)	(17,193)	(1,031,926)	(871,481)
Net increase (decrease)	54,681	18,214	$2,890,455	$923,746
Class I
Shares sold	-	1,828	$ -	$92,326
Reinvestment of distributions	65	394	3,414	19,622
Shares redeemed	(88)	(9,270)	(4,675)	(468,440)
Net increase (decrease)	(23)	(7,048)	$(1,261)	$(356,492)
Class Z6
Reinvestment of distributions	47	114	$2,478	$5,692
Net increase (decrease)	47	114	$2,478	$5,692
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	6,583	18,613	$66,957	$194,871
Reinvestment of distributions	1,050	1,611	11,144	15,906
Shares redeemed	(9)	(11,369)	(95)	(114,724)
Net increase (decrease)	7,624	8,855	$78,006	$96,053
Fidelity Managed Retirement 2030 Fund
Shares sold	78,925	723,736	$817,922	$7,415,873
Reinvestment of distributions	47,702	121,301	506,084	1,200,188
Shares redeemed	(498,154)	(542,920)	(5,194,446)	(5,507,199)
Net increase (decrease)	(371,527)	302,117	$(3,870,440)	$3,108,862
Class K
Shares sold	104,275	13,268	$1,095,195	$134,681
Reinvestment of distributions	1,492	981	15,933	9,749
Shares redeemed	(5,906)	(2)	(59,715)	(21)
Net increase (decrease)	99,861	14,247	$1,051,413	$144,409
Class K6
Shares sold	450,517	146,146	$4,710,873	$1,498,389
Reinvestment of distributions	9,115	3,423	97,428	34,156
Shares redeemed	(107,460)	(34,929)	(1,147,772)	(372,535)
Net increase (decrease)	352,172	114,640	$3,660,529	$1,160,010
Class I
Shares sold	2,025	3,910	$20,945	$39,746
Reinvestment of distributions	670	1,305	7,115	12,934
Shares redeemed	(2)	(5,815)	(24)	(58,499)
Net increase (decrease)	2,693	(600)	$28,036	$(5,819)
Class Z6
Shares sold	-	14,761	$ -	$152,590
Reinvestment of distributions	403	859	4,278	8,523
Shares redeemed	(13,249)	(1,499)	(131,047)	(15,434)
Net increase (decrease)	(12,846)	14,121	$(126,769)	$145,679
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	-	10,668	$ -	$107,138
Reinvestment of distributions	226	33	2,410	340
Net increase (decrease)	226	10,701	$2,410	$107,478
Fidelity Managed Retirement 2035 Fund
Shares sold	75,593	103,506	$789,205	$1,054,826
Reinvestment of distributions	1,384	120	14,777	1,244
Shares redeemed	(19,051)	(32,540)	(189,554)	(336,222)
Net increase (decrease)	57,926	71,086	$614,428	$719,848
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	229	49	2,447	501
Net increase (decrease)	229	10,049	$2,447	$100,501
Class K6
Shares sold	189,244	10,013	$1,956,680	$100,135
Reinvestment of distributions	2,588	54	28,008	561
Shares redeemed	(1,852)	-	(19,406)	(3)
Net increase (decrease)	189,980	10,067	$1,965,282	$100,693
Class I
Shares sold	-	10,485	$ -	$105,000
Reinvestment of distributions	234	45	2,500	468
Net increase (decrease)	234	10,530	$2,500	$105,468
Class Z6
Shares sold	-	10,000	$ 1	$100,000
Reinvestment of distributions	235	54	2,509	561
Net increase (decrease)	235	10,054	$2,510	$100,561

A Share transactions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Managed Retirement 2035 Fund	11%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity Managed Retirement Income Fund℠
Class A	.70%
Actual		$ 1,000	$ 1,027.40	$ 3.57
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Fidelity Managed Retirement Income Fund℠	.45%
Actual		$ 1,000	$ 1,029.00	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class K	.35%
Actual		$ 1,000	$ 1,029.40	$ 1.79
Hypothetical-B		$ 1,000	$ 1,023.38	$ 1.78
Class K6	.25%
Actual		$ 1,000	$ 1,029.70	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.88	$ 1.27
Class I	.45%
Actual		$ 1,000	$ 1,028.80	$ 2.29
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class Z6	.25%
Actual		$ 1,000	$ 1,029.70	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.88	$ 1.27
Fidelity Managed Retirement 2010 Fund℠
Class A	.70%
Actual		$ 1,000	$ 1,027.10	$ 3.57
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Fidelity Managed Retirement 2010 Fund℠	.45%
Actual		$ 1,000	$ 1,028.50	$ 2.29
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class K	.35%
Actual		$ 1,000	$ 1,028.90	$ 1.78
Hypothetical-B		$ 1,000	$ 1,023.38	$ 1.78
Class K6	.25%
Actual		$ 1,000	$ 1,029.50	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.88	$ 1.27
Class I	.45%
Actual		$ 1,000	$ 1,028.60	$ 2.29
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class Z6	.25%
Actual		$ 1,000	$ 1,029.70	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.88	$ 1.27
Fidelity Managed Retirement 2015 Fund℠
Class A	.71%
Actual		$ 1,000	$ 1,027.30	$ 3.62
Hypothetical-B		$ 1,000	$ 1,021.57	$ 3.61
Fidelity Managed Retirement 2015 Fund℠	.46%
Actual		$ 1,000	$ 1,028.80	$ 2.35
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.34
Class K	.36%
Actual		$ 1,000	$ 1,029.30	$ 1.84
Hypothetical-B		$ 1,000	$ 1,023.33	$ 1.83
Class K6	.26%
Actual		$ 1,000	$ 1,029.70	$ 1.33
Hypothetical-B		$ 1,000	$ 1,023.83	$ 1.32
Class I	.46%
Actual		$ 1,000	$ 1,028.80	$ 2.35
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.34
Class Z6	.26%
Actual		$ 1,000	$ 1,029.80	$ 1.33
Hypothetical-B		$ 1,000	$ 1,023.83	$ 1.32
Fidelity Managed Retirement 2020 Fund℠
Class A	.72%
Actual		$ 1,000	$ 1,027.50	$ 3.67
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Fidelity Managed Retirement 2020 Fund℠	.47%
Actual		$ 1,000	$ 1,028.70	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.39
Class K	.37%
Actual		$ 1,000	$ 1,029.30	$ 1.89
Hypothetical-B		$ 1,000	$ 1,023.28	$ 1.88
Class K6	.27%
Actual		$ 1,000	$ 1,029.80	$ 1.38
Hypothetical-B		$ 1,000	$ 1,023.78	$ 1.37
Class I	.47%
Actual		$ 1,000	$ 1,028.70	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.39
Class Z6	.27%
Actual		$ 1,000	$ 1,029.90	$ 1.38
Hypothetical-B		$ 1,000	$ 1,023.78	$ 1.37
Fidelity Managed Retirement 2025 Fund℠
Class A	.72%
Actual		$ 1,000	$ 1,027.40	$ 3.67
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Fidelity Managed Retirement 2025 Fund℠	.47%
Actual		$ 1,000	$ 1,028.80	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.39
Class K	.38%
Actual		$ 1,000	$ 1,029.30	$ 1.94
Hypothetical-B		$ 1,000	$ 1,023.23	$ 1.93
Class K6	.27%
Actual		$ 1,000	$ 1,029.90	$ 1.38
Hypothetical-B		$ 1,000	$ 1,023.78	$ 1.37
Class I	.47%
Actual		$ 1,000	$ 1,028.80	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.39
Class Z6	.27%
Actual		$ 1,000	$ 1,029.90	$ 1.38
Hypothetical-B		$ 1,000	$ 1,023.78	$ 1.37
Fidelity Managed Retirement 2030 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,027.00	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Fidelity Managed Retirement 2030 Fund℠	.48%
Actual		$ 1,000	$ 1,029.10	$ 2.45
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44
Class K	.38%
Actual		$ 1,000	$ 1,028.90	$ 1.94
Hypothetical-B		$ 1,000	$ 1,023.23	$ 1.93
Class K6	.28%
Actual		$ 1,000	$ 1,029.30	$ 1.43
Hypothetical-B		$ 1,000	$ 1,023.73	$ 1.42
Class I	.48%
Actual		$ 1,000	$ 1,029.10	$ 2.45
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44
Class Z6	.28%
Actual		$ 1,000	$ 1,029.80	$ 1.43
Hypothetical-B		$ 1,000	$ 1,023.73	$ 1.42
Fidelity Managed Retirement 2035 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,027.70	$ 3.72
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Fidelity Managed Retirement 2035 Fund℠	.48%
Actual		$ 1,000	$ 1,029.10	$ 2.45
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44
Class K	.38%
Actual		$ 1,000	$ 1,029.50	$ 1.94
Hypothetical-B		$ 1,000	$ 1,023.23	$ 1.93
Class K6	.29%
Actual		$ 1,000	$ 1,030.40	$ 1.48
Hypothetical-B		$ 1,000	$ 1,023.68	$ 1.48
Class I	.48%
Actual		$ 1,000	$ 1,028.90	$ 2.45
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44
Class Z6	.28%
Actual		$ 1,000	$ 1,030.10	$ 1.43
Hypothetical-B		$ 1,000	$ 1,023.73	$ 1.42

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Managed Retirement Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.
The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9881730.106
MRI-SANN-0324
Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠
Fidelity Simplicity RMD 2030 Fund℠

Semi-Annual Report
January 31, 2024

Contents

Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	42.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.4%	7.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series International Value Fund	1.8
Fidelity Series Overseas Fund	1.8
Fidelity Series International Growth Fund	1.8
Fidelity Series Short-Term Credit Fund	1.8
87.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	6,395	70,278
Fidelity Series Blue Chip Growth Fund (a)	12,006	192,812
Fidelity Series Commodity Strategy Fund (a)	2,305	214,087
Fidelity Series Growth Company Fund (a)	17,895	359,339
Fidelity Series Intrinsic Opportunities Fund (a)	6,555	70,204
Fidelity Series Large Cap Stock Fund (a)	17,163	340,505
Fidelity Series Large Cap Value Index Fund (a)	7,256	106,888
Fidelity Series Opportunistic Insights Fund (a)	10,864	215,315
Fidelity Series Small Cap Core Fund (a)	306	3,360
Fidelity Series Small Cap Discovery Fund (a)	2,607	30,058
Fidelity Series Small Cap Opportunities Fund (a)	7,417	102,349
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,231	238,649
Fidelity Series Value Discovery Fund (a)	14,370	213,685
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,848,695)		2,157,529

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,364	195,116
Fidelity Series Emerging Markets Fund (a)	36,463	296,082
Fidelity Series Emerging Markets Opportunities Fund (a)	71,242	1,184,040
Fidelity Series International Growth Fund (a)	31,638	550,500
Fidelity Series International Small Cap Fund (a)	27,807	462,990
Fidelity Series International Value Fund (a)	47,541	550,997
Fidelity Series Overseas Fund (a)	42,220	550,967
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,365,208)		3,790,692

Bond Funds - 71.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	649,510	6,176,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,725	189,890
Fidelity Series Emerging Markets Debt Fund (a)	21,020	160,593
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,792	53,401
Fidelity Series Floating Rate High Income Fund (a)	3,446	31,049
Fidelity Series High Income Fund (a)	19,948	167,364
Fidelity Series International Credit Fund (a)	2,013	16,267
Fidelity Series International Developed Markets Bond Index Fund (a)	140,706	1,221,328
Fidelity Series Investment Grade Bond Fund (a)	1,291,950	13,009,934
Fidelity Series Long-Term Treasury Bond Index Fund (a)	200,867	1,152,976
Fidelity Series Real Estate Income Fund (a)	3,252	31,251
TOTAL BOND FUNDS (Cost $24,355,550)		22,210,893

Short-Term Funds - 9.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	2,238,375	2,238,375
Fidelity Series Short-Term Credit Fund (a)	54,678	539,667
TOTAL SHORT-TERM FUNDS (Cost $2,779,392)		2,778,042

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,348,845)	30,937,156
NET OTHER ASSETS (LIABILITIES) - 0.0%	(572)
NET ASSETS - 100.0%	30,936,584

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,018,186	573,358	1,433,977	162,060	(32,831)	52,104	6,176,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	214,310	14,821	33,504	6,499	(3,046)	(2,691)	189,890
Fidelity Series All-Sector Equity Fund	71,283	12,519	15,358	3,186	710	1,124	70,278
Fidelity Series Blue Chip Growth Fund	196,979	28,273	48,730	1,076	3,676	12,614	192,812
Fidelity Series Canada Fund	236,535	18,423	57,101	7,100	9,697	(12,438)	195,116
Fidelity Series Commodity Strategy Fund	264,781	26,059	51,700	10,335	(4,863)	(20,190)	214,087
Fidelity Series Emerging Markets Debt Fund	181,579	10,182	33,171	5,747	(9,278)	11,281	160,593
Fidelity Series Emerging Markets Debt Local Currency Fund	61,532	6,088	11,449	2,833	(981)	(1,789)	53,401
Fidelity Series Emerging Markets Fund	315,154	95,483	90,198	7,855	(10,450)	(13,907)	296,082
Fidelity Series Emerging Markets Opportunities Fund	1,395,401	284,329	380,959	36,252	(40,841)	(73,890)	1,184,040
Fidelity Series Floating Rate High Income Fund	35,970	3,307	8,293	1,744	(228)	293	31,049
Fidelity Series Government Money Market Fund 5.40%	3,101,330	277,569	1,140,524	70,464	-	-	2,238,375
Fidelity Series Growth Company Fund	366,740	66,203	92,331	10,753	3,322	15,405	359,339
Fidelity Series High Income Fund	190,964	7,612	33,533	6,096	(4,441)	6,762	167,364
Fidelity Series International Credit Fund	15,198	305	-	306	-	764	16,267
Fidelity Series International Developed Markets Bond Index Fund	1,380,465	55,213	236,787	28,485	(22,859)	45,296	1,221,328
Fidelity Series International Growth Fund	672,075	51,266	193,843	7,716	(3,295)	24,297	550,500
Fidelity Series International Small Cap Fund	187,392	343,307	114,717	18,146	(1,164)	48,172	462,990
Fidelity Series International Value Fund	676,210	37,241	165,219	19,208	11,650	(8,885)	550,997
Fidelity Series Intrinsic Opportunities Fund	73,289	27,843	19,383	15,218	(1,900)	(9,645)	70,204
Fidelity Series Investment Grade Bond Fund	14,506,058	726,194	2,398,701	292,806	(291,027)	467,410	13,009,934
Fidelity Series Large Cap Stock Fund	344,741	87,146	92,223	17,339	9,872	(9,031)	340,505
Fidelity Series Large Cap Value Index Fund	107,891	27,964	27,387	4,153	2,385	(3,965)	106,888
Fidelity Series Long-Term Treasury Bond Index Fund	1,345,046	264,770	433,186	22,778	(133,664)	110,010	1,152,976
Fidelity Series Opportunistic Insights Fund	218,577	30,600	55,442	2,135	4,758	16,822	215,315
Fidelity Series Overseas Fund	673,053	47,689	178,961	9,814	17,905	(8,719)	550,967
Fidelity Series Real Estate Income Fund	50,182	2,097	20,273	1,691	(1,909)	1,154	31,251
Fidelity Series Short-Term Credit Fund	641,551	14,503	129,146	9,380	(2,358)	15,117	539,667
Fidelity Series Small Cap Core Fund	658	2,838	151	10	19	(4)	3,360
Fidelity Series Small Cap Discovery Fund	31,556	6,534	8,147	838	437	(322)	30,058
Fidelity Series Small Cap Opportunities Fund	105,079	16,078	21,606	1,055	1,339	1,459	102,349
Fidelity Series Stock Selector Large Cap Value Fund	240,009	63,504	65,508	10,552	3,321	(2,677)	238,649
Fidelity Series Value Discovery Fund	215,117	58,770	54,055	9,528	638	(6,785)	213,685
	35,134,891	3,288,088	7,645,563	803,158	(495,406)	655,146	30,937,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,157,529	2,157,529	-	-

International Equity Funds	3,790,692	3,790,692	-	-

Bond Funds	22,210,893	22,210,893	-	-

Short-Term Funds	2,778,042	2,778,042	-	-
Total Investments in Securities:	30,937,156	30,937,156	-	-
Fidelity Simplicity RMD Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $32,348,845)	$30,937,156

Total Investment in Securities (cost $32,348,845)		$30,937,156
Cash		209
Receivable for investments sold		247,472
Total assets		31,184,837
Liabilities
Payable for investments purchased	$233,041
Payable for fund shares redeemed	2,951
Accrued management fee	12,054
Other payables and accrued expenses	207
Total Liabilities		248,253
Net Assets		$30,936,584
Net Assets consist of:
Paid in capital		$33,955,070
Total accumulated earnings (loss)		(3,018,486)
Net Assets		$30,936,584
Net Asset Value, offering price and redemption price per share ($30,936,584 ÷ 565,462 shares)		$54.71
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$745,281
Expenses
Management fee	$75,489
Independent trustees' fees and expenses	56
Miscellaneous	259
Total expenses before reductions	75,804
Expense reductions	(3)
Total expenses after reductions		75,801
Net Investment income (loss)		669,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(495,406)
Capital gain distributions from underlying funds:
Affiliated issuers	57,877
Total net realized gain (loss)		(437,529)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	655,146
Total change in net unrealized appreciation (depreciation)		655,146
Net gain (loss)		217,617
Net increase (decrease) in net assets resulting from operations		$887,097
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$669,480	$1,469,983
Net realized gain (loss)	(437,529)	(863,475)
Change in net unrealized appreciation (depreciation)	655,146	(475,115)
Net increase (decrease) in net assets resulting from operations	887,097	131,393
Distributions to shareholders	(692,233)	(2,081,134)

Share transactions
Proceeds from sales of shares	397,341	1,555,588
Reinvestment of distributions	599,977	1,826,862
Cost of shares redeemed	(5,390,025)	(6,832,236)

Net increase (decrease) in net assets resulting from share transactions	(4,392,707)	(3,449,786)
Total increase (decrease) in net assets	(4,197,843)	(5,399,527)

Net Assets
Beginning of period	35,134,427	40,533,954
End of period	$30,936,584	$35,134,427

Other Information
Shares
Sold	7,421	28,765
Issued in reinvestment of distributions	11,096	34,369
Redeemed	(100,636)	(127,752)
Net increase (decrease)	(82,119)	(64,618)

Financial Highlights
Fidelity Simplicity RMD Income Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.25	$56.91	$64.40	$61.11	$58.52	$57.61
Income from Investment Operations
Net investment income (loss) A,B	1.089	2.156	1.542	.572	.950	1.164
Net realized and unrealized gain (loss)	.515	(1.812)	(6.196)	4.418	3.181	1.632
Total from investment operations	1.604	.344	(4.654)	4.990	4.131	2.796
Distributions from net investment income	(1.139)	(2.108)	(1.516)	(.562)	(1.020)	(1.163)
Distributions from net realized gain	(.005)	(.896)	(1.320)	(1.138)	(.521)	(.723)
Total distributions	(1.144)	(3.004)	(2.836)	(1.700)	(1.541)	(1.886)
Net asset value, end of period	$54.71	$54.25	$56.91	$64.40	$61.11	$58.52
Total Return C,D	2.99%	.84%	(7.54)%	8.26%	7.19%	5.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G,H	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46% G,H	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46% G,H	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	4.08% G,H	4.02%	2.56%	.91%	1.62%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$30,937	$35,134	$40,534	$46,223	$39,908	$21,145
Portfolio turnover rate I	20% G	21%	59%	37%	42% J	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Simplicity RMD 2010 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.0
Fidelity Series Government Money Market Fund 5.4%	5.1
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.4
Fidelity Series International Value Fund	2.6
Fidelity Series Overseas Fund	2.6
Fidelity Series International Growth Fund	2.6
81.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,077	44,804
Fidelity Series Blue Chip Growth Fund (a)	7,648	122,832
Fidelity Series Commodity Strategy Fund (a)	782	72,596
Fidelity Series Growth Company Fund (a)	11,400	228,921
Fidelity Series Intrinsic Opportunities Fund (a)	4,178	44,750
Fidelity Series Large Cap Stock Fund (a)	10,941	217,064
Fidelity Series Large Cap Value Index Fund (a)	4,627	68,159
Fidelity Series Opportunistic Insights Fund (a)	6,928	137,315
Fidelity Series Small Cap Core Fund (a)	176	1,937
Fidelity Series Small Cap Discovery Fund (a)	1,661	19,151
Fidelity Series Small Cap Opportunities Fund (a)	4,733	65,311
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,626	152,186
Fidelity Series Value Discovery Fund (a)	9,164	136,266
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,115,389)		1,311,292

International Equity Funds - 16.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,589	96,194
Fidelity Series Emerging Markets Fund (a)	14,992	121,735
Fidelity Series Emerging Markets Opportunities Fund (a)	29,292	486,827
Fidelity Series International Growth Fund (a)	15,597	271,395
Fidelity Series International Small Cap Fund (a)	9,427	156,967
Fidelity Series International Value Fund (a)	23,437	271,640
Fidelity Series Overseas Fund (a)	20,814	271,625
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,518,466)		1,676,383

Bond Funds - 65.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	154,364	1,468,004
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	46,727	358,865
Fidelity Series Emerging Markets Debt Fund (a)	7,125	54,437
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,963	18,103
Fidelity Series Floating Rate High Income Fund (a)	1,168	10,523
Fidelity Series High Income Fund (a)	6,761	56,728
Fidelity Series International Credit Fund (a)	436	3,520
Fidelity Series International Developed Markets Bond Index Fund (a)	47,930	416,030
Fidelity Series Investment Grade Bond Fund (a)	398,179	4,009,664
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,729	417,465
Fidelity Series Real Estate Income Fund (a)	1,102	10,594
TOTAL BOND FUNDS (Cost $7,479,587)		6,823,933

Short-Term Funds - 6.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	535,754	535,754
Fidelity Series Short-Term Credit Fund (a)	12,737	125,713
TOTAL SHORT-TERM FUNDS (Cost $661,722)		661,467

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,775,164)	10,473,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(219)
NET ASSETS - 100.0%	10,472,856

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,370,749	254,680	161,767	34,322	(2,988)	7,330	1,468,004
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	373,188	40,233	44,786	11,422	(8,586)	(1,184)	358,865
Fidelity Series All-Sector Equity Fund	43,510	7,046	6,964	2,026	716	496	44,804
Fidelity Series Blue Chip Growth Fund	120,315	14,849	22,873	670	1,112	9,429	122,832
Fidelity Series Canada Fund	97,819	13,145	14,263	3,246	1,136	(1,643)	96,194
Fidelity Series Commodity Strategy Fund	76,903	14,783	11,698	3,065	(1,211)	(6,181)	72,596
Fidelity Series Emerging Markets Debt Fund	52,727	6,772	5,776	1,743	(358)	1,072	54,437
Fidelity Series Emerging Markets Debt Local Currency Fund	17,887	3,161	2,146	857	(182)	(617)	18,103
Fidelity Series Emerging Markets Fund	117,156	36,259	22,718	3,001	(3,080)	(5,882)	121,735
Fidelity Series Emerging Markets Opportunities Fund	496,992	127,920	96,795	13,846	(9,983)	(31,307)	486,827
Fidelity Series Floating Rate High Income Fund	10,343	1,871	1,709	526	(43)	61	10,523
Fidelity Series Government Money Market Fund 5.40%	662,457	113,269	239,972	15,231	-	-	535,754
Fidelity Series Growth Company Fund	224,043	33,831	41,238	6,716	979	11,306	228,921
Fidelity Series High Income Fund	55,481	6,683	6,217	1,845	(459)	1,240	56,728
Fidelity Series International Credit Fund	3,288	67	-	66	-	165	3,520
Fidelity Series International Developed Markets Bond Index Fund	401,763	51,750	44,241	8,877	(2,902)	9,660	416,030
Fidelity Series International Growth Fund	277,999	36,199	55,031	3,526	802	11,426	271,395
Fidelity Series International Small Cap Fund	77,606	92,354	24,242	5,604	(448)	11,697	156,967
Fidelity Series International Value Fund	279,712	32,794	43,494	8,779	1,770	858	271,640
Fidelity Series Intrinsic Opportunities Fund	44,738	15,375	8,366	9,339	(689)	(6,308)	44,750
Fidelity Series Investment Grade Bond Fund	3,785,894	487,224	320,614	80,203	(4,952)	62,112	4,009,664
Fidelity Series Large Cap Stock Fund	210,602	42,105	36,481	10,923	1,115	(277)	217,064
Fidelity Series Large Cap Value Index Fund	65,882	13,941	10,699	2,641	414	(1,379)	68,159
Fidelity Series Long-Term Treasury Bond Index Fund	417,947	108,283	102,643	7,362	(18,073)	11,951	417,465
Fidelity Series Opportunistic Insights Fund	133,510	13,009	23,137	1,358	(542)	14,475	137,315
Fidelity Series Overseas Fund	278,404	34,786	48,265	4,485	203	6,497	271,625
Fidelity Series Real Estate Income Fund	14,361	1,488	5,097	559	(591)	433	10,594
Fidelity Series Short-Term Credit Fund	122,634	12,642	12,292	1,926	(114)	2,843	125,713
Fidelity Series Small Cap Core Fund	413	1,605	90	6	11	(2)	1,937
Fidelity Series Small Cap Discovery Fund	19,238	3,794	3,983	533	(9)	111	19,151
Fidelity Series Small Cap Opportunities Fund	64,164	9,466	10,168	659	224	1,625	65,311
Fidelity Series Stock Selector Large Cap Value Fund	146,606	32,538	27,377	6,708	256	163	152,186
Fidelity Series Value Discovery Fund	131,397	31,245	22,578	6,059	84	(3,882)	136,266
	10,195,728	1,695,167	1,477,720	258,129	(46,388)	106,288	10,473,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,311,292	1,311,292	-	-

International Equity Funds	1,676,383	1,676,383	-	-

Bond Funds	6,823,933	6,823,933	-	-

Short-Term Funds	661,467	661,467	-	-
Total Investments in Securities:	10,473,075	10,473,075	-	-
Fidelity Simplicity RMD 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,775,164)	$10,473,075

Total Investment in Securities (cost $10,775,164)		$10,473,075
Cash		32
Receivable for investments sold		72,133
Total assets		10,545,240
Liabilities
Payable for investments purchased	$63,493
Payable for fund shares redeemed	4,726
Accrued management fee	4,110
Other payables and accrued expenses	55
Total Liabilities		72,384
Net Assets		$10,472,856
Net Assets consist of:
Paid in capital		$11,191,245
Total accumulated earnings (loss)		(718,389)
Net Assets		$10,472,856
Net Asset Value, offering price and redemption price per share ($10,472,856 ÷ 205,902 shares)		$50.86
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$224,169
Expenses
Management fee	$23,875
Independent trustees' fees and expenses	17
Miscellaneous	60
Total expenses before reductions	23,952
Expense reductions	(1)
Total expenses after reductions		23,951
Net Investment income (loss)		200,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(46,388)
Capital gain distributions from underlying funds:
Affiliated issuers	33,960
Total net realized gain (loss)		(12,428)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	106,288
Total change in net unrealized appreciation (depreciation)		106,288
Net gain (loss)		93,860
Net increase (decrease) in net assets resulting from operations		$294,078
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,218	$385,326
Net realized gain (loss)	(12,428)	(232,060)
Change in net unrealized appreciation (depreciation)	106,288	33,404
Net increase (decrease) in net assets resulting from operations	294,078	186,670
Distributions to shareholders	(204,966)	(562,742)

Share transactions
Proceeds from sales of shares	892,187	411,764
Reinvestment of distributions	172,053	495,959
Cost of shares redeemed	(876,047)	(1,742,440)

Net increase (decrease) in net assets resulting from share transactions	188,193	(834,717)
Total increase (decrease) in net assets	277,305	(1,210,789)

Net Assets
Beginning of period	10,195,551	11,406,340
End of period	$10,472,856	$10,195,551

Other Information
Shares
Sold	17,798	8,330
Issued in reinvestment of distributions	3,424	10,221
Redeemed	(17,674)	(35,173)
Net increase (decrease)	3,548	(16,622)

Financial Highlights
Fidelity Simplicity RMD 2010 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.38	$52.09	$59.88	$55.75	$53.53	$53.40
Income from Investment Operations
Net investment income (loss) A,B	.994	1.837	1.444	.508	.888	1.026
Net realized and unrealized gain (loss)	.507	(.873)	(6.454)	5.365	3.009	1.329
Total from investment operations	1.501	.964	(5.010)	5.873	3.897	2.355
Distributions from net investment income	(1.012)	(1.808)	(1.433)	(.533)	(.908)	(1.028)
Distributions from net realized gain	(.009)	(.866)	(1.347)	(1.210)	(.769)	(1.197)
Total distributions	(1.021)	(2.674)	(2.780)	(1.743)	(1.677)	(2.225)
Net asset value, end of period	$50.86	$50.38	$52.09	$59.88	$55.75	$53.53
Total Return C,D	3.01%	2.17%	(8.77)%	10.69%	7.44%	4.66%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.48% G,H	.49%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48% G,H	.49%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.48% G,H	.49%	.49%	.50%	.51%	.52%
Net investment income (loss)	4.03% G,H	3.74%	2.58%	.88%	1.66%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$10,473	$10,196	$11,406	$14,826	$11,105	$10,548
Portfolio turnover rate I	30% G	24%	58%	32%	51%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2015 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	34.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series International Value Fund	3.4
Fidelity Series Overseas Fund	3.4
Fidelity Series International Growth Fund	3.4
Fidelity Series Growth Company Fund	3.2
76.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	11,099	121,980
Fidelity Series Blue Chip Growth Fund (a)	20,826	334,459
Fidelity Series Commodity Strategy Fund (a)	1,461	135,656
Fidelity Series Growth Company Fund (a)	31,037	623,224
Fidelity Series Intrinsic Opportunities Fund (a)	11,375	121,828
Fidelity Series Large Cap Stock Fund (a)	29,786	590,953
Fidelity Series Large Cap Value Index Fund (a)	12,598	185,574
Fidelity Series Opportunistic Insights Fund (a)	18,852	373,640
Fidelity Series Small Cap Core Fund (a)	490	5,375
Fidelity Series Small Cap Discovery Fund (a)	4,522	52,134
Fidelity Series Small Cap Opportunities Fund (a)	12,872	177,633
Fidelity Series Stock Selector Large Cap Value Fund (a)	31,655	414,358
Fidelity Series Value Discovery Fund (a)	24,951	371,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,915,972)		3,507,833

International Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,074	234,684
Fidelity Series Emerging Markets Fund (a)	32,836	266,629
Fidelity Series Emerging Markets Opportunities Fund (a)	64,156	1,066,271
Fidelity Series International Growth Fund (a)	38,052	662,104
Fidelity Series International Small Cap Fund (a)	17,617	293,326
Fidelity Series International Value Fund (a)	57,179	662,702
Fidelity Series Overseas Fund (a)	50,779	662,664
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,417,302)		3,848,380

Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	173,036	1,645,576
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	154,343	1,185,355
Fidelity Series Emerging Markets Debt Fund (a)	13,316	101,737
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,669	33,829
Fidelity Series Floating Rate High Income Fund (a)	2,183	19,665
Fidelity Series High Income Fund (a)	12,635	106,011
Fidelity Series International Credit Fund (a)	577	4,662
Fidelity Series International Developed Markets Bond Index Fund (a)	89,787	779,353
Fidelity Series Investment Grade Bond Fund (a)	674,511	6,792,325
Fidelity Series Long-Term Treasury Bond Index Fund (a)	144,169	827,532
Fidelity Series Real Estate Income Fund (a)	2,060	19,798
TOTAL BOND FUNDS (Cost $12,797,789)		11,515,843

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	558,386	558,386
Fidelity Series Short-Term Credit Fund (a)	11,615	114,639
TOTAL SHORT-TERM FUNDS (Cost $672,091)		673,025

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,803,154)	19,545,081
NET OTHER ASSETS (LIABILITIES) - 0.0%	(471)
NET ASSETS - 100.0%	19,544,610

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,493	255,633	370,007	40,394	(11,467)	16,924	1,645,576
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,403,066	91,030	269,481	39,657	(54,168)	14,908	1,185,355
Fidelity Series All-Sector Equity Fund	140,072	10,962	32,214	5,787	2,051	1,109	121,980
Fidelity Series Blue Chip Growth Fund	387,380	13,036	94,852	2,038	5,835	23,060	334,459
Fidelity Series Canada Fund	271,760	16,761	51,719	8,147	11,233	(13,351)	234,684
Fidelity Series Commodity Strategy Fund	169,211	23,368	41,571	6,370	(5,089)	(10,263)	135,656
Fidelity Series Emerging Markets Debt Fund	115,939	8,001	23,131	3,589	(4,901)	5,829	101,737
Fidelity Series Emerging Markets Debt Local Currency Fund	39,471	3,685	7,595	1,698	(806)	(926)	33,829
Fidelity Series Emerging Markets Fund	294,538	73,996	79,135	6,769	(9,463)	(13,307)	266,629
Fidelity Series Emerging Markets Opportunities Fund	1,282,993	224,731	337,522	31,253	(32,600)	(71,331)	1,066,271
Fidelity Series Floating Rate High Income Fund	22,527	3,007	5,905	1,073	19	17	19,665
Fidelity Series Government Money Market Fund 5.40%	948,979	111,503	502,096	18,953	-	-	558,386
Fidelity Series Growth Company Fund	721,414	53,874	184,249	19,712	10,485	21,700	623,224
Fidelity Series High Income Fund	121,117	9,342	25,664	3,774	(3,794)	5,010	106,011
Fidelity Series International Credit Fund	4,356	87	-	88	-	219	4,662
Fidelity Series International Developed Markets Bond Index Fund	884,599	75,832	194,235	17,420	(19,329)	32,486	779,353
Fidelity Series International Growth Fund	772,323	44,270	182,278	8,855	(7,172)	34,961	662,104
Fidelity Series International Small Cap Fund	214,488	137,447	74,571	10,762	(929)	16,891	293,326
Fidelity Series International Value Fund	777,066	56,964	176,666	22,049	10,810	(5,472)	662,702
Fidelity Series Intrinsic Opportunities Fund	144,024	38,218	37,022	29,515	(6,593)	(16,799)	121,828
Fidelity Series Investment Grade Bond Fund	7,508,282	559,916	1,354,327	149,498	(118,585)	197,039	6,792,325
Fidelity Series Large Cap Stock Fund	678,138	71,937	157,183	32,842	16,419	(18,358)	590,953
Fidelity Series Large Cap Value Index Fund	212,109	23,674	46,147	7,543	4,633	(8,695)	185,574
Fidelity Series Long-Term Treasury Bond Index Fund	971,051	150,009	271,628	15,991	(92,423)	70,523	827,532
Fidelity Series Opportunistic Insights Fund	429,898	16,173	111,981	3,878	1,338	38,212	373,640
Fidelity Series Overseas Fund	773,447	52,850	177,388	11,264	12,682	1,073	662,664
Fidelity Series Real Estate Income Fund	30,434	2,077	12,207	1,064	(1,095)	589	19,798
Fidelity Series Short-Term Credit Fund	135,521	7,376	30,954	1,970	(526)	3,222	114,639
Fidelity Series Small Cap Core Fund	1,712	4,419	754	20	53	(55)	5,375
Fidelity Series Small Cap Discovery Fund	61,904	7,679	17,290	1,523	(293)	134	52,134
Fidelity Series Small Cap Opportunities Fund	206,570	18,880	51,218	1,982	(1,867)	5,268	177,633
Fidelity Series Stock Selector Large Cap Value Fund	472,070	58,882	115,975	19,159	383	(1,002)	414,358
Fidelity Series Value Discovery Fund	423,083	58,502	97,844	17,302	2,912	(15,634)	371,019
	22,374,035	2,284,121	5,134,809	541,939	(292,247)	313,981	19,545,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,507,833	3,507,833	-	-

International Equity Funds	3,848,380	3,848,380	-	-

Bond Funds	11,515,843	11,515,843	-	-

Short-Term Funds	673,025	673,025	-	-
Total Investments in Securities:	19,545,081	19,545,081	-	-
Fidelity Simplicity RMD 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,803,154)	$19,545,081

Total Investment in Securities (cost $19,803,154)		$19,545,081
Cash		2
Receivable for investments sold		146,437
Receivable for fund shares sold		3
Total assets		19,691,523
Liabilities
Payable for investments purchased	$129,037
Payable for fund shares redeemed	9,331
Accrued management fee	8,478
Other payables and accrued expenses	67
Total Liabilities		146,913
Net Assets		$19,544,610
Net Assets consist of:
Paid in capital		$21,279,620
Total accumulated earnings (loss)		(1,735,010)
Net Assets		$19,544,610
Net Asset Value, offering price and redemption price per share ($19,544,610 ÷ 339,771 shares)		$57.52
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$443,002
Expenses
Management fee	$53,290
Independent trustees' fees and expenses	35
Miscellaneous	83
Total Expenses		53,408
Net Investment income (loss)		389,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(292,247)
Capital gain distributions from underlying funds:
Affiliated issuers	98,937
Total net realized gain (loss)		(193,310)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	313,981
Total change in net unrealized appreciation (depreciation)		313,981
Net gain (loss)		120,671
Net increase (decrease) in net assets resulting from operations		$510,265
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$389,594	$850,935
Net realized gain (loss)	(193,310)	(911,479)
Change in net unrealized appreciation (depreciation)	313,981	681,526
Net increase (decrease) in net assets resulting from operations	510,265	620,982
Distributions to shareholders	(403,554)	(1,400,178)

Share transactions
Proceeds from sales of shares	689,230	1,485,316
Reinvestment of distributions	341,096	1,225,964
Cost of shares redeemed	(3,965,978)	(6,476,135)

Net increase (decrease) in net assets resulting from share transactions	(2,935,652)	(3,764,855)
Total increase (decrease) in net assets	(2,828,941)	(4,544,051)

Net Assets
Beginning of period	22,373,551	26,917,602
End of period	$19,544,610	$22,373,551

Other Information
Shares
Sold	12,649	26,943
Issued in reinvestment of distributions	5,999	22,653
Redeemed	(71,838)	(117,741)
Net increase (decrease)	(53,190)	(68,145)

Financial Highlights
Fidelity Simplicity RMD 2015 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.94	$58.38	$68.21	$61.80	$59.41	$59.14
Income from Investment Operations
Net investment income (loss) A,B	1.056	1.947	1.629	.565	.947	1.093
Net realized and unrealized gain (loss)	.660	(.246)	(7.886)	7.894	3.526	1.336
Total from investment operations	1.716	1.701	(6.257)	8.459	4.473	2.429
Distributions from net investment income	(1.122)	(1.901)	(1.569)	(.598)	(.987)	(1.092)
Distributions from net realized gain	(.014)	(1.240)	(2.004)	(1.451)	(1.096)	(1.067)
Total distributions	(1.136)	(3.141)	(3.573)	(2.049)	(2.083)	(2.159)
Net asset value, end of period	$57.52	$56.94	$58.38	$68.21	$61.80	$59.41
Total Return C,D	3.05%	3.32%	(9.69)%	13.92%	7.71%	4.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52% G,H	.53%	.54%	.55%	.55%	.57%
Expenses net of fee waivers, if any	.52% G,H	.53%	.54%	.55%	.55%	.57%
Expenses net of all reductions	.52% G,H	.53%	.54%	.55%	.55%	.57%
Net investment income (loss)	3.80% G,H	3.54%	2.58%	.86%	1.60%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$19,545	$22,374	$26,918	$31,376	$21,546	$20,922
Portfolio turnover rate I	22% G	27%	58%	30%	48%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2020 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Growth Company Fund	4.2
Fidelity Series International Value Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Stock Fund	4.0
74.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	36,791	404,333
Fidelity Series Blue Chip Growth Fund (a)	68,972	1,107,688
Fidelity Series Commodity Strategy Fund (a)	3,681	341,857
Fidelity Series Growth Company Fund (a)	102,797	2,064,164
Fidelity Series Intrinsic Opportunities Fund (a)	37,685	403,606
Fidelity Series Large Cap Stock Fund (a)	98,675	1,957,711
Fidelity Series Large Cap Value Index Fund (a)	41,739	614,818
Fidelity Series Opportunistic Insights Fund (a)	62,441	1,237,585
Fidelity Series Small Cap Core Fund (a)	1,657	18,195
Fidelity Series Small Cap Discovery Fund (a)	14,978	172,697
Fidelity Series Small Cap Opportunities Fund (a)	42,635	588,369
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,873	1,372,786
Fidelity Series Value Discovery Fund (a)	82,664	1,229,218
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,827,612)		11,513,027

International Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	49,944	729,182
Fidelity Series Emerging Markets Fund (a)	95,014	771,512
Fidelity Series Emerging Markets Opportunities Fund (a)	185,640	3,085,337
Fidelity Series International Growth Fund (a)	118,238	2,057,335
Fidelity Series International Small Cap Fund (a)	44,395	739,170
Fidelity Series International Value Fund (a)	177,671	2,059,202
Fidelity Series Overseas Fund (a)	157,784	2,059,085
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,420,598)		11,500,823

Bond Funds - 51.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	144,651	1,375,631
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	557,203	4,279,317
Fidelity Series Emerging Markets Debt Fund (a)	33,557	256,373
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,246	85,250
Fidelity Series Floating Rate High Income Fund (a)	5,500	49,559
Fidelity Series High Income Fund (a)	31,843	267,162
Fidelity Series International Credit Fund (a)	1,334	10,777
Fidelity Series International Developed Markets Bond Index Fund (a)	226,373	1,964,917
Fidelity Series Investment Grade Bond Fund (a)	1,469,699	14,799,867
Fidelity Series Long-Term Treasury Bond Index Fund (a)	418,938	2,404,706
Fidelity Series Real Estate Income Fund (a)	5,191	49,888
TOTAL BOND FUNDS (Cost $28,744,379)		25,543,447

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	574,493	574,493
Fidelity Series Short-Term Credit Fund (a)	5,429	53,585
TOTAL SHORT-TERM FUNDS (Cost $627,785)		628,078

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,620,374)	49,185,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,106)
NET ASSETS - 100.0%	49,184,269

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,165,201	373,128	166,203	31,867	48	3,457	1,375,631
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,656,207	385,777	636,187	141,003	(77,195)	(49,285)	4,279,317
Fidelity Series All-Sector Equity Fund	434,244	34,466	75,847	19,351	244	11,226	404,333
Fidelity Series Blue Chip Growth Fund	1,201,012	65,802	259,278	6,563	14,519	85,633	1,107,688
Fidelity Series Canada Fund	773,096	77,716	118,428	25,320	9,588	(12,790)	729,182
Fidelity Series Commodity Strategy Fund	397,323	66,486	84,616	15,485	(7,134)	(30,202)	341,857
Fidelity Series Emerging Markets Debt Fund	272,798	21,796	40,948	8,735	(6,709)	9,436	256,373
Fidelity Series Emerging Markets Debt Local Currency Fund	92,119	11,024	13,672	4,256	(1,309)	(2,912)	85,250
Fidelity Series Emerging Markets Fund	816,164	172,358	153,898	19,600	(21,867)	(41,245)	771,512
Fidelity Series Emerging Markets Opportunities Fund	3,432,574	612,203	678,144	90,472	(87,115)	(194,181)	3,085,337
Fidelity Series Floating Rate High Income Fund	52,711	8,114	11,357	2,611	149	(58)	49,559
Fidelity Series Government Money Market Fund 5.40%	1,333,176	139,576	898,259	23,039	-	-	574,493
Fidelity Series Growth Company Fund	2,236,693	217,176	505,638	65,302	9,127	106,806	2,064,164
Fidelity Series High Income Fund	283,321	25,783	45,383	9,197	(3,202)	6,643	267,162
Fidelity Series International Credit Fund	10,068	203	-	202	-	506	10,777
Fidelity Series International Developed Markets Bond Index Fund	2,077,665	223,856	369,014	43,573	(22,192)	54,602	1,964,917
Fidelity Series International Growth Fund	2,197,576	187,168	424,563	27,518	(1,669)	98,823	2,057,335
Fidelity Series International Small Cap Fund	607,567	246,418	141,752	26,913	(8,906)	35,843	739,170
Fidelity Series International Value Fund	2,211,035	205,345	380,335	68,521	15,587	7,570	2,059,202
Fidelity Series Intrinsic Opportunities Fund	446,486	111,812	83,389	92,972	(15,184)	(56,119)	403,606
Fidelity Series Investment Grade Bond Fund	15,174,171	1,606,385	2,175,672	314,169	(59,930)	254,913	14,799,867
Fidelity Series Large Cap Stock Fund	2,102,506	185,517	332,386	106,774	20,706	(18,632)	1,957,711
Fidelity Series Large Cap Value Index Fund	657,597	65,835	97,550	25,221	5,610	(16,674)	614,818
Fidelity Series Long-Term Treasury Bond Index Fund	2,622,826	442,201	608,653	44,487	(175,890)	124,222	2,404,706
Fidelity Series Opportunistic Insights Fund	1,332,855	56,767	286,023	12,970	(6,703)	140,689	1,237,585
Fidelity Series Overseas Fund	2,200,770	187,540	382,946	35,005	11,849	41,872	2,059,085
Fidelity Series Real Estate Income Fund	73,607	5,359	27,942	2,572	(3,077)	1,941	49,888
Fidelity Series Short-Term Credit Fund	66,864	8,101	22,682	974	(195)	1,497	53,585
Fidelity Series Small Cap Core Fund	4,588	14,967	1,392	61	107	(75)	18,195
Fidelity Series Small Cap Discovery Fund	191,883	21,414	41,115	5,091	2,313	(1,798)	172,697
Fidelity Series Small Cap Opportunities Fund	640,394	63,979	131,568	6,428	(4,852)	20,416	588,369
Fidelity Series Stock Selector Large Cap Value Fund	1,463,612	160,545	252,208	64,061	7,926	(7,089)	1,372,786
Fidelity Series Value Discovery Fund	1,311,726	166,192	209,230	57,854	(279)	(39,191)	1,229,218
	52,540,435	6,171,009	9,656,278	1,398,167	(405,635)	535,844	49,185,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	11,513,027	11,513,027	-	-

International Equity Funds	11,500,823	11,500,823	-	-

Bond Funds	25,543,447	25,543,447	-	-

Short-Term Funds	628,078	628,078	-	-
Total Investments in Securities:	49,185,375	49,185,375	-	-
Fidelity Simplicity RMD 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $49,620,374)	$49,185,375

Total Investment in Securities (cost $49,620,374)		$49,185,375
Cash		187
Receivable for investments sold		544,500
Receivable for fund shares sold		2,054
Total assets		49,732,116
Liabilities
Payable for investments purchased	$241,551
Payable for fund shares redeemed	282,680
Accrued management fee	23,440
Other payables and accrued expenses	176
Total Liabilities		547,847
Net Assets		$49,184,269
Net Assets consist of:
Paid in capital		$52,624,756
Total accumulated earnings (loss)		(3,440,487)
Net Assets		$49,184,269
Net Asset Value, offering price and redemption price per share ($49,184,269 ÷ 829,882 shares)		$59.27
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,078,555
Expenses
Management fee	$139,746
Independent trustees' fees and expenses	84
Miscellaneous	186
Total expenses before reductions	140,016
Expense reductions	(2)
Total expenses after reductions		140,014
Net Investment income (loss)		938,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(405,635)
Capital gain distributions from underlying funds:
Affiliated issuers	319,612
Total net realized gain (loss)		(86,023)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	535,844
Total change in net unrealized appreciation (depreciation)		535,844
Net gain (loss)		449,821
Net increase (decrease) in net assets resulting from operations		$1,388,362
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$938,541	$1,722,629
Net realized gain (loss)	(86,023)	(1,903,256)
Change in net unrealized appreciation (depreciation)	535,844	2,107,511
Net increase (decrease) in net assets resulting from operations	1,388,362	1,926,884
Distributions to shareholders	(967,084)	(3,243,749)

Share transactions
Proceeds from sales of shares	2,345,068	3,392,453
Reinvestment of distributions	888,003	3,036,491
Cost of shares redeemed	(7,009,464)	(11,007,930)

Net increase (decrease) in net assets resulting from share transactions	(3,776,393)	(4,578,986)
Total increase (decrease) in net assets	(3,355,115)	(5,895,851)

Net Assets
Beginning of period	52,539,384	58,435,235
End of period	$49,184,269	$52,539,384

Other Information
Shares
Sold	40,360	60,470
Issued in reinvestment of distributions	15,160	55,248
Redeemed	(122,061)	(198,222)
Net increase (decrease)	(66,541)	(82,504)

Financial Highlights
Fidelity Simplicity RMD 2020 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.61	$59.69	$70.79	$62.18	$59.88	$59.80
Income from Investment Operations
Net investment income (loss) A,B	1.073	1.853	1.637	.586	.930	1.031
Net realized and unrealized gain (loss)	.716	.496	(8.714)	9.999	3.672	1.221
Total from investment operations	1.789	2.349	(7.077)	10.585	4.602	2.252
Distributions from net investment income	(1.110)	(1.819)	(1.614)	(.617)	(.966)	(1.061)
Distributions from net realized gain	(.019)	(1.610)	(2.409)	(1.358)	(1.336)	(1.111)
Total distributions	(1.129)	(3.429)	(4.023)	(1.975)	(2.302)	(2.172)
Net asset value, end of period	$59.27	$58.61	$59.69	$70.79	$62.18	$59.88
Total Return C,D	3.08%	4.45%	(10.63)%	17.29%	7.88%	4.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56% G,H	.57%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56% G,H	.57%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.56% G,H	.57%	.58%	.59%	.60%	.61%
Net investment income (loss)	3.76% G,H	3.31%	2.51%	.87%	1.57%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$49,184	$52,539	$58,435	$67,611	$49,365	$43,005
Portfolio turnover rate I	25% G	30%	62%	34%	48%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2025 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	26.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Growth Company Fund	5.0
Fidelity Series International Value Fund	4.9
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
75.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,773	107,406
Fidelity Series Blue Chip Growth Fund (a)	18,323	294,274
Fidelity Series Commodity Strategy Fund (a)	822	76,322
Fidelity Series Growth Company Fund (a)	27,310	548,376
Fidelity Series Intrinsic Opportunities Fund (a)	10,012	107,224
Fidelity Series Large Cap Stock Fund (a)	26,215	520,103
Fidelity Series Large Cap Value Index Fund (a)	11,089	163,335
Fidelity Series Opportunistic Insights Fund (a)	16,588	328,774
Fidelity Series Small Cap Core Fund (a)	443	4,859
Fidelity Series Small Cap Discovery Fund (a)	3,979	45,882
Fidelity Series Small Cap Opportunities Fund (a)	11,331	156,364
Fidelity Series Stock Selector Large Cap Value Fund (a)	27,861	364,706
Fidelity Series Value Discovery Fund (a)	21,961	326,561
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,714,315)		3,044,186

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,846	187,552
Fidelity Series Emerging Markets Fund (a)	23,357	189,661
Fidelity Series Emerging Markets Opportunities Fund (a)	45,636	758,471
Fidelity Series International Growth Fund (a)	30,409	529,116
Fidelity Series International Small Cap Fund (a)	9,910	164,997
Fidelity Series International Value Fund (a)	45,694	529,592
Fidelity Series Overseas Fund (a)	40,579	529,560
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,752,023)		2,888,949

Bond Funds - 45.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	128,110	983,884
Fidelity Series Emerging Markets Debt Fund (a)	7,490	57,225
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,064	19,027
Fidelity Series Floating Rate High Income Fund (a)	1,228	11,062
Fidelity Series High Income Fund (a)	7,108	59,633
Fidelity Series International Credit Fund (a)	360	2,911
Fidelity Series International Developed Markets Bond Index Fund (a)	49,583	430,378
Fidelity Series Investment Grade Bond Fund (a)	283,410	2,853,938
Fidelity Series Long-Term Treasury Bond Index Fund (a)	105,128	603,433
Fidelity Series Real Estate Income Fund (a)	1,159	11,135
TOTAL BOND FUNDS (Cost $5,662,832)		5,032,626

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,129,170)	10,965,761
NET OTHER ASSETS (LIABILITIES) - 0.0%	(338)
NET ASSETS - 100.0%	10,965,423

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,353	187,408	121,296	31,416	(14,274)	(12,307)	983,884
Fidelity Series All-Sector Equity Fund	109,440	14,173	19,124	5,039	(519)	3,436	107,406
Fidelity Series Blue Chip Growth Fund	302,681	32,049	66,499	1,719	529	25,514	294,274
Fidelity Series Canada Fund	186,008	28,516	26,309	6,343	(47)	(616)	187,552
Fidelity Series Commodity Strategy Fund	84,462	17,929	17,892	3,400	(786)	(7,391)	76,322
Fidelity Series Emerging Markets Debt Fund	58,061	7,963	9,350	1,904	(1,588)	2,139	57,225
Fidelity Series Emerging Markets Debt Local Currency Fund	19,445	3,454	2,936	924	(191)	(745)	19,027
Fidelity Series Emerging Markets Fund	188,998	86,428	70,146	4,709	(7,170)	(8,449)	189,661
Fidelity Series Emerging Markets Opportunities Fund	802,391	174,522	150,937	21,747	(25,164)	(42,341)	758,471
Fidelity Series Floating Rate High Income Fund	11,196	2,365	2,517	569	34	(16)	11,062
Fidelity Series Government Money Market Fund 5.40%	145,790	9,857	155,647	1,314	-	-	-
Fidelity Series Growth Company Fund	563,700	83,679	128,809	17,323	(10,001)	39,807	548,376
Fidelity Series High Income Fund	60,152	9,066	10,334	2,005	(982)	1,731	59,633
Fidelity Series International Credit Fund	2,720	54	-	55	-	137	2,911
Fidelity Series International Developed Markets Bond Index Fund	431,880	73,005	80,988	9,508	(4,272)	10,753	430,378
Fidelity Series International Growth Fund	528,793	76,247	100,051	6,892	928	23,199	529,116
Fidelity Series International Small Cap Fund	145,466	44,378	28,413	5,841	(5,333)	8,899	164,997
Fidelity Series International Value Fund	532,013	80,398	88,822	17,171	1,244	4,759	529,592
Fidelity Series Intrinsic Opportunities Fund	112,526	35,152	21,614	24,431	(3,857)	(14,983)	107,224
Fidelity Series Investment Grade Bond Fund	2,828,311	428,657	437,475	59,842	(56,282)	90,727	2,853,938
Fidelity Series Large Cap Stock Fund	529,879	75,659	86,143	27,376	988	(280)	520,103
Fidelity Series Large Cap Value Index Fund	165,731	25,671	25,110	6,567	(511)	(2,446)	163,335
Fidelity Series Long-Term Treasury Bond Index Fund	609,688	138,890	132,988	10,641	(25,632)	13,475	603,433
Fidelity Series Opportunistic Insights Fund	335,916	30,171	72,190	3,377	(4,853)	39,730	328,774
Fidelity Series Overseas Fund	529,558	76,041	89,521	8,768	(1,502)	14,984	529,560
Fidelity Series Real Estate Income Fund	15,623	2,237	6,470	572	(356)	101	11,135
Fidelity Series Short-Term Credit Fund	4,034	31	4,056	30	42	(51)	-
Fidelity Series Small Cap Core Fund	1,060	3,995	216	16	24	(4)	4,859
Fidelity Series Small Cap Discovery Fund	48,357	8,178	10,779	1,326	(733)	859	45,882
Fidelity Series Small Cap Opportunities Fund	161,389	23,168	32,352	1,682	(858)	5,017	156,364
Fidelity Series Stock Selector Large Cap Value Fund	368,872	61,056	65,121	16,679	(2,899)	2,798	364,706
Fidelity Series Value Discovery Fund	330,588	60,119	53,672	15,058	(948)	(9,526)	326,561
	11,159,081	1,900,516	2,117,777	314,244	(164,969)	188,910	10,965,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,044,186	3,044,186	-	-

International Equity Funds	2,888,949	2,888,949	-	-

Bond Funds	5,032,626	5,032,626	-	-
Total Investments in Securities:	10,965,761	10,965,761	-	-
Fidelity Simplicity RMD 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,129,170)	$10,965,761

Total Investment in Securities (cost $11,129,170)		$10,965,761
Receivable for investments sold		99,217
Receivable for fund shares sold		4
Total assets		11,064,982
Liabilities
Payable for investments purchased	$81,625
Payable for fund shares redeemed	12,206
Accrued management fee	5,658
Other payables and accrued expenses	70
Total Liabilities		99,559
Net Assets		$10,965,423
Net Assets consist of:
Paid in capital		$11,794,832
Total accumulated earnings (loss)		(829,409)
Net Assets		$10,965,423
Net Asset Value, offering price and redemption price per share ($10,965,423 ÷ 1,031,417 shares)		$10.63
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$231,269
Expenses
Management fee	$33,157
Independent trustees' fees and expenses	18
Miscellaneous	66
Total Expenses		33,241
Net Investment income (loss)		198,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(164,969)
Capital gain distributions from underlying funds:
Affiliated issuers	82,975
Total net realized gain (loss)		(81,994)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	188,910
Total change in net unrealized appreciation (depreciation)		188,910
Net gain (loss)		106,916
Net increase (decrease) in net assets resulting from operations		$304,944
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,028	$316,447
Net realized gain (loss)	(81,994)	(185,474)
Change in net unrealized appreciation (depreciation)	188,910	478,610
Net increase (decrease) in net assets resulting from operations	304,944	609,583
Distributions to shareholders	(204,198)	(551,378)

Share transactions
Proceeds from sales of shares	971,992	2,145,106
Reinvestment of distributions	197,655	530,200
Cost of shares redeemed	(1,463,770)	(2,478,871)

Net increase (decrease) in net assets resulting from share transactions	(294,123)	196,435
Total increase (decrease) in net assets	(193,377)	254,640

Net Assets
Beginning of period	11,158,800	10,904,160
End of period	$10,965,423	$11,158,800

Other Information
Shares
Sold	94,481	222,343
Issued in reinvestment of distributions	18,783	54,701
Redeemed	(145,001)	(252,694)
Net increase (decrease)	(31,737)	24,350

Financial Highlights
Fidelity Simplicity RMD 2025 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$10.50	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.186	.299	.269	.088	.118
Net realized and unrealized gain (loss)	.137	.236	(1.561)	2.054	.822
Total from investment operations	.323	.535	(1.292)	2.142	.940
Distributions from net investment income	(.189)	(.301)	(.283)	(.106)	(.134)
Distributions from net realized gain	(.004)	(.234)	(.495)	(.236)	(.036)
Total distributions	(.193)	(.535)	(.778)	(.342)	(.170)
Net asset value, end of period	$10.63	$10.50	$10.50	$12.57	$10.77
Total Return D,E	3.10%	5.63%	(11.01)%	20.21%	9.45%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H,I	.61%	.62%	.63%	.64% H
Expenses net of fee waivers, if any	.61% H,I	.61%	.62%	.63%	.64% H
Expenses net of all reductions	.61% H,I	.61%	.62%	.63%	.64% H
Net investment income (loss)	3.65% H,I	3.01%	2.35%	.74%	1.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,965	$11,159	$10,904	$11,399	$5,676
Portfolio turnover rate J	35% H	40%	79%	66%	54% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2030 Fund℠
Investment Summary January 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	23.2
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series Growth Company Fund	5.7
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	3.9
72.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2030 Fund℠
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 31.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	649	7,129
Fidelity Series Blue Chip Growth Fund (a)	1,216	19,532
Fidelity Series Commodity Strategy Fund (a)	48	4,432
Fidelity Series Growth Company Fund (a)	1,813	36,396
Fidelity Series Intrinsic Opportunities Fund (a)	665	7,119
Fidelity Series Large Cap Stock Fund (a)	1,740	34,522
Fidelity Series Large Cap Value Index Fund (a)	736	10,841
Fidelity Series Opportunistic Insights Fund (a)	1,101	21,820
Fidelity Series Small Cap Core Fund (a)	29	318
Fidelity Series Small Cap Discovery Fund (a)	264	3,046
Fidelity Series Small Cap Opportunities Fund (a)	752	10,380
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,849	24,207
Fidelity Series Value Discovery Fund (a)	1,458	21,675
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,134)		201,417

International Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	833	12,158
Fidelity Series Emerging Markets Fund (a)	1,469	11,927
Fidelity Series Emerging Markets Opportunities Fund (a)	2,870	47,697
Fidelity Series International Growth Fund (a)	1,971	34,293
Fidelity Series International Small Cap Fund (a)	575	9,572
Fidelity Series International Value Fund (a)	2,961	34,323
Fidelity Series Overseas Fund (a)	2,630	34,321
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $172,515)		184,291

Bond Funds - 39.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,945	30,298
Fidelity Series Emerging Markets Debt Fund (a)	435	3,322
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	120	1,104
Fidelity Series Floating Rate High Income Fund (a)	71	642
Fidelity Series High Income Fund (a)	413	3,462
Fidelity Series International Developed Markets Bond Index Fund (a)	2,873	24,941
Fidelity Series Investment Grade Bond Fund (a)	14,656	147,582
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,575	37,741
Fidelity Series Real Estate Income Fund (a)	67	646
TOTAL BOND FUNDS (Cost $249,767)		249,738

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $597,416)	635,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11)
NET ASSETS - 100.0%	635,435

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,016	13,182	10,168	968	(459)	(273)	30,298
Fidelity Series All-Sector Equity Fund	7,332	2,348	2,800	343	178	71	7,129
Fidelity Series Blue Chip Growth Fund	20,277	5,722	8,447	113	1,182	798	19,532
Fidelity Series Canada Fund	12,082	4,400	4,322	421	26	(28)	12,158
Fidelity Series Commodity Strategy Fund	4,959	2,018	2,049	195	(207)	(289)	4,432
Fidelity Series Emerging Markets Debt Fund	3,380	1,166	1,260	113	(5)	41	3,322
Fidelity Series Emerging Markets Debt Local Currency Fund	1,132	437	412	55	(1)	(52)	1,104
Fidelity Series Emerging Markets Fund	12,590	5,178	4,834	304	(193)	(814)	11,927
Fidelity Series Emerging Markets Opportunities Fund	50,240	21,277	19,419	1,399	(564)	(3,837)	47,697
Fidelity Series Floating Rate High Income Fund	655	272	286	34	-	1	642
Fidelity Series Government Money Market Fund 5.40%	8,111	106	8,217	69	-	-	-
Fidelity Series Growth Company Fund	37,763	11,920	15,765	1,170	1,591	887	36,396
Fidelity Series High Income Fund	3,519	1,250	1,357	119	2	48	3,462
Fidelity Series International Developed Markets Bond Index Fund	25,297	9,491	10,191	578	(145)	489	24,941
Fidelity Series International Growth Fund	34,327	11,400	13,283	457	417	1,432	34,293
Fidelity Series International Small Cap Fund	9,389	3,721	3,665	346	31	96	9,572
Fidelity Series International Value Fund	34,547	12,558	13,239	1,140	218	239	34,323
Fidelity Series Intrinsic Opportunities Fund	7,538	5,133	4,382	1,567	(448)	(722)	7,119
Fidelity Series Investment Grade Bond Fund	147,280	53,063	54,751	3,168	(742)	2,732	147,582
Fidelity Series Large Cap Stock Fund	35,497	11,854	13,058	1,844	400	(171)	34,522
Fidelity Series Large Cap Value Index Fund	11,103	3,884	3,988	447	11	(169)	10,841
Fidelity Series Long-Term Treasury Bond Index Fund	38,354	15,869	15,719	679	(1,249)	486	37,741
Fidelity Series Opportunistic Insights Fund	22,503	6,250	9,504	230	905	1,666	21,820
Fidelity Series Overseas Fund	34,388	11,625	12,804	581	334	778	34,321
Fidelity Series Real Estate Income Fund	897	217	457	34	(21)	10	646
Fidelity Series Short-Term Credit Fund	654	4	657	5	2	(3)	-
Fidelity Series Small Cap Core Fund	77	255	15	1	1	-	318
Fidelity Series Small Cap Discovery Fund	3,240	1,136	1,374	90	38	6	3,046
Fidelity Series Small Cap Opportunities Fund	10,812	3,441	4,264	111	132	259	10,380
Fidelity Series Stock Selector Large Cap Value Fund	24,711	8,803	9,378	1,137	93	(22)	24,207
Fidelity Series Value Discovery Fund	22,146	8,614	8,405	1,026	(205)	(475)	21,675
	652,816	236,594	258,470	18,744	1,322	3,184	635,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	201,417	201,417	-	-

International Equity Funds	184,291	184,291	-	-

Bond Funds	249,738	249,738	-	-
Total Investments in Securities:	635,446	635,446	-	-
Fidelity Simplicity RMD 2030 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $597,416)	$635,446

Total Investment in Securities (cost $597,416)		$635,446
Cash		12
Receivable for investments sold		3,410
Receivable for fund shares sold		6,004
Total assets		644,872
Liabilities
Payable for investments purchased	$9,042
Accrued management fee	390
Other payables and accrued expenses	5
Total Liabilities		9,437
Net Assets		$635,435
Net Assets consist of:
Paid in capital		$592,818
Total accumulated earnings (loss)		42,617
Net Assets		$635,435
Net Asset Value, offering price and redemption price per share ($635,435 ÷ 57,237 shares)		$11.10
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,222
Expenses
Management fee	$2,097
Independent trustees' fees and expenses	1
Miscellaneous	7
Total Expenses		2,105
Net Investment income (loss)		11,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,322
Capital gain distributions from underlying funds:
Affiliated issuers	5,522
Total net realized gain (loss)		6,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,184
Total change in net unrealized appreciation (depreciation)		3,184
Net gain (loss)		10,028
Net increase (decrease) in net assets resulting from operations		$21,145
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,117	$1,985
Net realized gain (loss)	6,844	1,141
Change in net unrealized appreciation (depreciation)	3,184	34,846
Net increase (decrease) in net assets resulting from operations	21,145	37,972
Distributions to shareholders	(15,014)	(1,486)

Share transactions
Proceeds from sales of shares	188,993	636,085
Reinvestment of distributions	13,830	1,379
Cost of shares redeemed	(226,329)	(21,140)

Net increase (decrease) in net assets resulting from share transactions	(23,506)	616,324
Total increase (decrease) in net assets	(17,375)	652,810

Net Assets
Beginning of period	652,810	-
End of period	$635,435	$652,810

Other Information
Shares
Sold	17,102	61,367
Issued in reinvestment of distributions	1,262	132
Redeemed	(20,576)	(2,050)
Net increase (decrease)	(2,212)	59,449

Financial Highlights
Fidelity Simplicity RMD 2030 Fund℠

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.184	.044
Net realized and unrealized gain (loss)	.174	.967
Total from investment operations	.358	1.011
Distributions from net investment income	(.177)	(.031)
Distributions from net realized gain	(.061)	-
Total distributions	(.238)	(.031)
Net asset value, end of period	$11.10	$10.98
Total Return D	3.30%	10.13%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.65% G,H	.66% G
Expenses net of fee waivers, if any	.65% G,H	.66% G
Expenses net of all reductions	.65% G,H	.66% G
Net investment income (loss)	3.45% G,H	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$635	$653
Portfolio turnover rate I	74% G	25% G

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of January 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$32,581,105	$877,174	$ (2,521,123)	$ (1,643,949)
Fidelity Simplicity RMD 2010 Fund	10,920,447	411,425	(858,797)	(447,372)
Fidelity Simplicity RMD 2015 Fund	20,036,491	1,139,477	(1,630,887)	(491,410)
Fidelity Simplicity RMD 2020 Fund	50,207,216	3,231,413	(4,253,254)	(1,021,841)
Fidelity Simplicity RMD 2025 Fund	11,274,209	616,297	(924,745)	(308,448)
Fidelity Simplicity RMD 2030 Fund	599,937	40,747	(5,238)	35,509

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Simplicity RMD Income Fund	$ (359,130)	$ (522,351)	$ (881,481)
Fidelity Simplicity RMD 2010 Fund	(144,032)	(126,803)	(270,835)
Fidelity Simplicity RMD 2015 Fund	(320,123)	(659,581)	(979,704)
Fidelity Simplicity RMD 2020 Fund	(1,121,171)	(981,192)	(2,102,363)
Fidelity Simplicity RMD 2025 Fund	(221,938)	(178,240)	(400,178)

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	3,288,088	7,645,564
Fidelity Simplicity RMD 2010 Fund	1,695,169	1,477,722
Fidelity Simplicity RMD 2015 Fund	2,284,126	5,134,809
Fidelity Simplicity RMD 2020 Fund	6,171,007	9,656,277
Fidelity Simplicity RMD 2025 Fund	1,900,516	2,117,777
Fidelity Simplicity RMD 2030 Fund	236,593	258,469

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.48%
Fidelity Simplicity RMD 2015 Fund	.52%
Fidelity Simplicity RMD 2020 Fund	.56%
Fidelity Simplicity RMD 2025 Fund	.61%
Fidelity Simplicity RMD 2030 Fund	.65%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Simplicity RMD Income Fund	$3
Fidelity Simplicity RMD 2010 Fund	1
Fidelity Simplicity RMD 2020 Fund	2

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Simplicity RMD 2030 Fund	18%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity Simplicity RMD Income Fund℠	.46%
Actual		$ 1,000	$ 1,029.90	$ 2.35
Hypothetical-B		$ 1,000	$ 1,022.82	$ 2.34

Fidelity Simplicity RMD 2010 Fund℠	.48%
Actual		$ 1,000	$ 1,030.10	$ 2.45
Hypothetical-B		$ 1,000	$ 1,022.72	$ 2.44

Fidelity Simplicity RMD 2015 Fund℠	.52%
Actual		$ 1,000	$ 1,030.50	$ 2.65
Hypothetical-B		$ 1,000	$ 1,022.52	$ 2.64

Fidelity Simplicity RMD 2020 Fund℠	.56%
Actual		$ 1,000	$ 1,030.80	$ 2.86
Hypothetical-B		$ 1,000	$ 1,022.32	$ 2.85

Fidelity Simplicity RMD 2025 Fund℠	.61%
Actual		$ 1,000	$ 1,031.00	$ 3.11
Hypothetical-B		$ 1,000	$ 1,022.07	$ 3.10

Fidelity Simplicity RMD 2030 Fund℠	.65%
Actual		$ 1,000	$ 1,033.00	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.87	$ 3.30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Simplicity RMD Funds
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.
The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of each fund (except Fidelity Simplicity RMD 2025 Fund) ranked below the competitive median of the similar sales load structure group for 2022. The information provided to the Board indicated that the total expenses of each fund (except Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund) ranked above the competitive median of the total expense asset size peer group for 2022.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstance and that each fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9881722.106
SRD-SANN-0324
Fidelity® GNMA Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	0.0
1 - 1.99%	1.7
2 - 2.99%	33.9
3 - 3.99%	25.6
4 - 4.99%	12.6
5 - 5.99%	5.0
6 - 6.99%	4.8
7 - 7.99%	0.1
8 - 8.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (16.0)%
Written options - (9.9)%
Futures and Swaps - (8.0)%
GNMA Securities - 99.9%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 6.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 4.375% 8/15/43	31,448	31,674
U.S. Treasury Notes:
3.625% 5/31/28	22,860	22,610
3.875% 1/15/26	10,640	10,569
4.375% 12/15/26	53,980	54,494
4.625% 3/15/26	12,590	12,699
4.875% 10/31/30	1,400	1,478

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $130,252)		133,524

U.S. Government Agency - Mortgage Securities - 112.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 3.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 4.085% 1/1/35 (b)(c)	10	10
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.246% 2/1/33 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (b)(c)	36	36
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 3/1/35 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.29% 9/1/33 (b)(c)	119	120
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.292% 10/1/33 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.277% 7/1/35 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.171% 3/1/33 (b)(c)	26	27
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.337% 11/1/36 (b)(c)	35	36
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (b)(c)	68	69
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (b)(c)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	80	82
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.055% 8/1/35 (b)(c)	62	63
U.S. TREASURY 1 YEAR INDEX + 2.180% 5.753% 7/1/36 (b)(c)	30	31
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.994% 7/1/34 (b)(c)	123	125
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.585% 9/1/34 (b)(c)	22	22
1.5% 11/1/35 to 8/1/51	18,104	14,755
2% 2/1/28 to 7/1/36	13,984	12,665
2.5% 1/1/28 to 5/1/42	12,485	11,437
3% 11/1/51 to 3/1/52	1,611	1,422
3.5% 10/1/41 to 4/1/52 (d)	18,801	17,283
5% 10/1/52 to 12/1/52	5,090	5,099
5.5% 11/1/52 (e)	8,975	9,026
6% 11/1/52 to 6/1/53	10,454	10,722
8.5% 12/1/27	7	7
TOTAL FANNIE MAE		83,141
Freddie Mac - 3.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (b)(c)	48	49
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.11% 8/1/34 (b)(c)	42	43
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.488% 10/1/36 (b)(c)	112	113
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	77	79
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.663% 10/1/35 (b)(c)	61	62
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.975% 6/1/33 (b)(c)	83	84
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (b)(c)	350	353
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (b)(c)	141	142
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.066% 3/1/35 (b)(c)	274	278
1.5% 11/1/35 to 4/1/51	26,909	21,295
2% 3/1/36 to 12/1/36	8,641	7,794
2.5% 1/1/28 to 4/1/42 (d)	18,641	16,620
3% 4/1/34 to 3/1/52	548	504
3.5% 3/1/42 to 3/1/52	11,851	10,970
5% 11/1/52	1,324	1,328
5.5% 3/1/53 (d)	2,240	2,289
6.5% 9/1/53 to 10/1/53	8,581	8,916
TOTAL FREDDIE MAC		70,920
Ginnie Mae - 99.9%
3% 5/15/27 to 12/20/50	170,569	155,256
3.5% 9/15/26 to 5/20/50 (f)	232,831	218,173
3.7% 10/15/42	3,781	3,577
4% 5/15/44	848	820
4.5% 7/15/33 to 4/20/53	103,065	101,240
4.75% 7/15/40	335	334
4.875% 9/15/39 to 12/15/39	2,971	2,968
5.09% 4/15/36 to 11/15/36	2,400	2,420
5.15% 2/15/36	92	93
5.2% 7/15/36	47	47
5.25% 4/15/36 to 4/15/37	158	160
5.39% 5/15/36	44	44
5.45% 2/15/37	402	411
5.5% 7/20/24 to 2/20/42	3,606	3,711
5.6% 11/15/36	131	135
5.85% 1/15/37	29	29
6.45% 1/15/32 to 8/15/32	74	77
6.5% 2/15/24 to 1/15/39	2,466	2,587
7% to 7% 2/15/24 to 9/20/34	5,103	5,305
7.25% 9/15/27	17	17
7.5% to 7.5% 3/15/24 to 8/20/32	1,673	1,738
8% 2/15/24 to 9/15/31	403	417
8.5% 9/15/30 to 2/15/31	97	103
9% 10/15/24	0	0
2% 9/20/50 to 4/20/51	373,205	311,482
2% 2/1/54 (g)	48,800	40,719
2% 2/1/54 (g)	9,550	7,969
2% 2/1/54 (g)	14,300	11,932
2% 2/1/54 (g)	30,950	25,825
2% 2/1/54 (g)	47,800	39,884
2% 2/1/54 (g)	26,300	21,945
2% 2/1/54 (g)	23,675	19,755
2% 2/1/54 (g)	12,075	10,075
2% 3/1/54 (g)	16,800	14,034
2.25% 5/20/50	1,864	1,561
2.375% 5/20/50	1,347	1,139
2.5% 3/15/28 to 10/20/52	411,341	357,030
2.5% 2/1/54 (g)	61,050	52,866
2.5% 2/1/54 (g)	33,900	29,356
2.5% 2/1/54 (g)	35,750	30,958
2.625% 5/20/50	3,717	3,219
2.75% 5/20/50	1,400	1,224
3% 2/1/54 (g)	87,575	78,554
3% 2/1/54 (g)	34,450	30,901
3% 2/1/54 (g)	57,450	51,532
3% 2/1/54 (g)	15,050	13,500
3% 2/1/54 (g)	24,600	22,066
3% 2/1/54 (g)	23,175	20,788
3% 3/1/54 (g)	28,850	25,900
3% 3/1/54 (g)	116,100	104,227
3.25% 2/20/41 to 7/20/46	853	751
3.375% 5/20/50	446	407
3.5% 2/1/54 (g)	4,425	4,094
3.5% 2/1/54 (g)	4,425	4,094
3.74% 7/20/42 to 8/20/42	317	299
3.75% 10/20/41 to 7/20/47	15,665	14,803
4% 2/20/33 to 1/20/50	132,705	128,446
4% 2/1/54 (g)	5,050	4,806
4.25% 1/20/46	291	283
5% 6/20/29 to 7/20/48	39,077	39,497
5% 2/1/54 (g)	27,775	27,632
5% 2/1/54 (g)	17,925	17,833
5.35% 4/20/29 to 12/20/30	3,162	3,178
5.75% 9/20/39 to 9/20/40	5,605	5,824
6% to 6% 12/20/27 to 3/15/39	5,029	5,194
6% 2/1/54 (g)	65,200	66,207
6.5% 2/1/54 (g)	7,000	7,157
6.5% 2/1/54 (g)	14,425	14,749
7.395% 7/20/25 to 2/20/27	81	82
TOTAL GINNIE MAE		2,173,439
Uniform Mortgage Backed Securities - 5.8%
2% 2/1/54 (g)	8,400	6,783
2.5% 2/1/54 (g)	37,200	31,353
4.5% 2/1/54 (g)	1,200	1,162
4.5% 2/1/54 (g)	1,625	1,573
5% 2/1/54 (g)	44,725	44,241
5% 2/1/54 (g)	40,550	40,111
5% 2/1/54 (g)	1,525	1,508
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		126,731
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,548,078)		2,454,231

Collateralized Mortgage Obligations - 13.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 13.3%
Fannie Mae:
planned amortization class:
Series 2012-93 Class QW, 5% 1/25/42	31	31
Series 2017-1 Class JP, 3.5% 4/25/45	206	198
Series 2017-22 Class JN, 4.5% 4/25/46	479	472
Series 2019-52 Class M, 3.5% 3/25/49	65	63
Series 2019-64 Class MJ, 4.5% 6/25/49	814	797
Series 2019-74 Class LB, 3% 10/25/49	384	346
Series 2021-26 Class HC, 1% 11/25/49	3,668	3,102
sequential payer:
Series 2017-89 Class KV, 3.5% 8/25/47	1,090	1,067
Series 2020-101 Class BA, 1.5% 9/25/45	2,013	1,734
Series 2020-49 Class JA, 2% 8/25/44	853	770
Series 2020-67 Class KZ, 3.25% 9/25/40	2,525	2,338
Series 2020-75 Class HA, 1.5% 12/25/44	7,044	6,038
Series 2021-68 Class A, 2% 7/25/49	1,747	1,389
Series 2021-85 Class L, 2.5% 8/25/48	959	846
Series 2021-96 Class HA, 2.5% 2/25/50	1,535	1,337
Series 2022-3:
Class G, 2% 11/25/47	11,279	9,856
Class N, 2% 10/25/47	10,643	9,129
Series 2022-4 Class B, 2.5% 5/25/49	1,128	995
Series 2016-3 Class IP, 4% 2/25/46 (h)	15,093	2,785
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	3,979	637
Series 2020-45 Class JL, 3% 7/25/40	99	91
Series 2021-59 Class H, 2% 6/25/48	986	804
Series 2021-66:
Class DA, 2% 1/25/48	1,067	874
Class DM, 2% 1/25/48	1,134	928
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	79	13
Series 339 Class 5, 5.5% 7/25/33 (h)	106	17
Series 343 Class 16, 5.5% 5/25/34 (h)	99	16
Freddie Mac:
planned amortization class:
Series 2022-5213 Class JM, 3.5% 9/25/51	4,304	4,097
Series 2022-5224 Class DQ, 3.75% 8/25/44	2,423	2,315
Series 2220 Class PD, 8% 3/15/30	174	181
Series 40 Class K, 6.5% 8/17/24	0	0
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	668	607
Class LT, 3.25% 10/25/40	2,622	2,422
Class LY, 3% 10/25/40	508	462
Series 2021-5175 Class CB, 2.5% 4/25/50	5,521	4,854
Series 2021-5180 Class KA, 2.5% 10/25/47	1,118	999
Series 2022-5191 Class CA, 2.5% 4/25/50	1,317	1,150
Series 2022-5198 Class BA, 2.5% 11/25/47	3,642	3,249
Series 2204 Class N, 7.5% 12/20/29	381	394
Series 2020-5041 Class LB, 3% 11/25/40	1,138	1,034
Series 2021-5083 Class VA, 1% 8/15/38	4,281	4,009
Series 2021-5176 Class AG, 2% 1/25/47	4,164	3,624
Series 2021-5182 Class A, 2.5% 10/25/48	7,251	6,380
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	894	767
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2375% 6/16/37 (b)(h)(i)	556	57
Series 2008-51 Class FE, CME Term SOFR 1 Month Index + 0.860% 6.2025% 6/16/38 (b)(c)	147	147
Series 2008-57 Class AF, CME Term SOFR 1 Month Index + 0.690% 6.0311% 7/20/38 (b)(c)	378	376
Series 2010-130 Class KF, CME Term SOFR 1 Month Index + 0.760% 6.1025% 10/16/40 (b)(c)	690	688
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0198% 3/20/60 (b)(c)(j)	4,088	4,076
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7998% 7/20/60 (b)(c)(j)	5,263	5,234
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7604% 9/20/60 (b)(c)(j)	5,011	4,977
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7604% 8/20/60 (b)(c)(j)	4,441	4,412
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8404% 12/20/60 (b)(c)(j)	1,977	1,967
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9604% 12/20/60 (b)(c)(j)	1,629	1,623
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9604% 2/20/61 (b)(c)(j)	308	307
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9504% 2/20/61 (b)(c)(j)	1,986	1,977
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9604% 4/20/61 (b)(c)(j)	1,520	1,514
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9604% 5/20/61 (b)(c)(j)	2,209	2,202
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9604% 5/20/61 (b)(c)(j)	1,766	1,760
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9904% 6/20/61 (b)(c)(j)	1,995	1,989
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0604% 10/20/61 (b)(c)(j)	2,250	2,245
Series 2012-48 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.8025% 4/16/42 (b)(c)	270	265
Series 2012-76 Class GF CME Term SOFR 1 Month Index + 0.410% 5.7525% 6/16/42 (b)(c)	306	302
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1604% 11/20/61 (b)(c)(j)	2,339	2,336
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1604% 1/20/62 (b)(c)(j)	1,196	1,195
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0904% 1/20/62 (b)(c)(j)	2,237	2,232
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0904% 3/20/62 (b)(c)(j)	1,197	1,193
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8701% 5/20/61 (b)(c)(j)	23	23
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7404% 5/20/63 (b)(c)(j)	26	25
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6604% 4/20/63 (b)(c)(j)	41	40
Series 2016-12 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.8011% 1/20/46 (b)(c)	725	702
Series 2019-42 Class FK, CME Term SOFR 1 Month Index + 0.560% 5.9011% 4/20/49 (b)(c)	5,129	5,032
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,347	2,390
Series 2004-19 Class DP, 5.5% 3/20/34	0	0
Series 2005-24 Class TC, 5.5% 3/20/35	1,642	1,672
Series 2005-57 Class PB, 5.5% 7/20/35	2,413	2,489
Series 2006-50 Class JC, 5% 6/20/36	351	349
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	152	9
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	8,055	1,239
Series 2016-69 Class WA, 3% 2/20/46	976	896
Series 2017-134 Class BA, 2.5% 11/20/46	407	372
Series 2017-139 Class K, 3% 8/20/47	13,292	12,191
Series 2017-153 Class GA, 3% 9/20/47	2,648	2,391
Series 2017-182 Class KA, 3% 10/20/47	2,100	1,934
Series 2018-13 Class Q, 3% 4/20/47	2,612	2,420
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	716	737
Series 2004-24 Class ZM, 5% 4/20/34	1,483	1,465
Series 2004-46 Class BZ, 6% 6/20/34	909	923
Series 2004-86 Class G, 6% 10/20/34	6,273	6,498
Series 2005-26 Class ZA, 5.5% 1/20/35	6,808	7,003
Series 2005-47 Class ZY, 6% 6/20/35	4,947	5,139
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,029
Series 2005-82 Class JV, 5% 6/20/35	1,315	1,333
Series 2006-2 Class Z, 5.5% 1/20/36	2,988	3,076
Series 2010-160 Class DY, 4% 12/20/40	13,735	13,386
Series 2010-168 Class BG, 4% 4/20/40	5,564	5,424
Series 2010-170 Class B, 4% 12/20/40	2,160	2,103
Series 2017-139 Class BA, 3% 9/20/47	4,534	4,125
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	9,866	9,511
Series 2004-32:
Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0475% 5/16/34 (b)(h)(i)	174	12
Class SG, 6.380% - CME Term SOFR 1 Month Index 1.0489% 3/20/33 (b)(h)(i)	2,054	109
Series 2004-59 Class SC, 7.080% - CME Term SOFR 1 Month Index 1.7524% 8/16/34 (b)(h)(i)	1,011	87
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7475% 8/17/34 (b)(h)(i)	300	28
Series 2005-13 Class SA, 6.680% - CME Term SOFR 1 Month Index 1.3489% 2/20/35 (b)(h)(i)	1,731	151
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,017
Series 2005-82 Class NS, 6.180% - CME Term SOFR 1 Month Index 0.8489% 7/20/34 (b)(h)(i)	1,759	160
Series 2006-13 Class DS, 10.920% x CME Term SOFR 1 Month Index 2.9233% 3/20/36 (b)(c)(i)	1,843	1,852
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.4852% 6/16/37 (b)(c)(i)	358	414
Series 2009-13 Class E, 4.5% 3/16/39	1,625	1,605
Series 2009-42 Class AY, 5% 6/16/37	1,070	1,076
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7998% 5/20/60 (b)(c)(j)	3,242	3,225
Series 2011-52 Class HI, 7% 4/16/41 (h)	228	33
Series 2012-103 Class IL, 3% 8/20/27 (h)	5,090	164
Series 2013-149 Class MA, 2.5% 5/20/40	8,273	7,976
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,650	450
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,556	496
Series 2014-146 Class EI, 5% 10/20/44 (h)	4,882	988
Series 2014-154 Class IO, 5% 10/20/44 (h)	986	197
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,276	866
Series 2014-178 Class IO, 5% 11/20/44 (h)	6,130	1,216
Series 2014-2 Class BA, 3% 1/20/44	3,317	3,059
Series 2014-21 Class HA, 3% 2/20/44	1,218	1,115
Series 2014-25 Class HC, 3% 2/20/44	2,090	1,922
Series 2014-5 Class A, 3% 1/20/44	1,722	1,588
Series 2015-117 Class KI, 5% 8/20/45 (h)	5,837	1,138
Series 2015-14 Class IO, 5% 10/20/44 (h)	6,638	1,299
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,188	624
Series 2015-H21:
Class HZ, 4.2783% 6/20/63 (b)(j)	457	449
Class JZ, 4.6044% 6/20/65 (b)(j)	172	170
Series 2016-146 Class AL, 5.6699% 5/20/40 (b)	1,959	1,992
Series 2016-17 Class A, 3% 2/16/46	13,086	12,060
Series 2016-171 Class BI, 5% 10/20/44 (h)	5,954	1,185
Series 2017-186 Class HK, 3% 11/16/45	6,222	5,663
Series 2017-75 Class PT, 5.7272% 4/20/47 (b)	7,282	7,380
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.51% 8/20/66 (b)(c)(j)	5,005	4,984

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $303,138)		288,967

Commercial Mortgage Securities - 3.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	213	208
Series 2019-K092 Class A2, 3.298% 4/25/29	3,000	2,852
Series 2021-K127 Class A2, 2.108% 1/25/31	4,000	3,444
Series 2022-150 Class A2, 3.71% 9/25/32	1,800	1,700
Series 2022-K750 Class A2, 3% 9/25/29	8,836	8,256
Series 2023-K752 Class A2, 4.284% 7/25/30	4,600	4,565
Series 2023-K753 Class A2, 4.4% 10/25/30	6,765	6,735
Series 2023-K754 Class A2, 4.94% 11/25/30	7,375	7,566
Series K058 Class A2, 2.653% 8/25/26	7,000	6,689
Series K065 Class A2, 3.243% 4/25/27	14,200	13,712
Series 2017-K068 Class A2, 3.244% 8/25/27	5,000	4,811
Series 2017-K727 Class A2, 2.946% 7/25/24	3,315	3,277
Series 2022 K748 Class A2, 2.26% 1/25/29	5,200	4,714
Series K063 Class A2, 3.43% 1/25/27	1,300	1,264
Series K090 Class A2, 3.422% 2/25/29	2,400	2,298
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	243	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.961% 9/16/42 (b)(h)	1,268	20
Series 2002-62 Class IO, 1.1703% 8/16/42 (b)(h)	572	6
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,586)		72,117

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k) (Cost $64,293)	64,279,840	64,293

TOTAL INVESTMENT IN SECURITIES - 138.5% (Cost $3,124,347)	3,013,132
NET OTHER ASSETS (LIABILITIES) - (38.5)%	(837,337)
NET ASSETS - 100.0%	2,175,795

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 2/1/54	(8,400)	(7,009)
2% 2/1/54	(16,800)	(14,018)
2.5% 2/1/54	(14,300)	(12,383)
2.5% 2/1/54	(37,200)	(32,213)
3% 2/1/54	(28,850)	(25,878)
3% 2/1/54	(116,100)	(104,141)
3.5% 2/1/54	(8,850)	(8,187)
4% 2/1/54	(5,050)	(4,806)
5% 2/1/54	(27,300)	(27,160)
5% 2/1/54	(18,400)	(18,305)

TOTAL GINNIE MAE		(254,100)

Uniform Mortgage Backed Securities
2% 2/1/54	(8,400)	(6,783)
2.5% 2/1/54	(21,100)	(17,783)
2.5% 2/1/54	(37,200)	(31,353)
3.5% 2/1/54	(14,800)	(13,505)
4.5% 2/1/54	(1,200)	(1,162)
4.5% 2/1/54	(1,625)	(1,573)
5% 2/1/54	(84,850)	(83,932)
5% 2/1/54	(1,950)	(1,929)
5.5% 2/1/54	(11,150)	(11,191)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(169,211)

TOTAL TBA SALE COMMITMENTS (Proceeds $420,196)		(423,311)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	38,000	(1,215)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	26,700	(941)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	39,000	(1,579)

TOTAL PUT SWAPTIONS			(3,735)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	38,000	(1,932)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	26,700	(1,176)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.502%, expiring January 2034.	1/04/29	39,000	(1,492)

TOTAL CALL SWAPTIONS			(4,600)
TOTAL WRITTEN SWAPTIONS			(8,335)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,071	Mar 2024	220,258	1,242	1,242
CBOT 5-Year U.S. Treasury Note Contracts (United States)	229	Mar 2024	24,821	419	419
CBOT Long Term U.S. Treasury Bond Contracts (United States)	96	Mar 2024	11,745	183	183

TOTAL PURCHASED					1,844

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,659	Mar 2024	186,353	(4,244)	(4,244)

TOTAL FUTURES CONTRACTS					(2,400)
The notional amount of futures purchased as a percentage of Net Assets is 11.7%
The notional amount of futures sold as a percentage of Net Assets is 8.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $377,320,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	154,387	(842)	0	(842)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	18,112	(157)	0	(157)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	70,631	(1,058)	0	(1,058)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	4,597	(102)	0	(102)
TOTAL INTEREST RATE SWAPS							(2,159)	0	(2,159)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $210,361,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,909,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,901,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,322,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	260,948	510,721	707,376	4,071	-	-	64,293	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	119,602	119,602	5	-	-	-	0.0%
Total	260,948	630,323	826,978	4,076	-	-	64,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	133,524	-	133,524	-

U.S. Government Agency - Mortgage Securities	2,454,231	-	2,454,231	-

Collateralized Mortgage Obligations	288,967	-	288,967	-

Commercial Mortgage Securities	72,117	-	72,117	-

Money Market Funds	64,293	64,293	-	-
Total Investments in Securities:	3,013,132	64,293	2,948,839	-
Derivative Instruments: Assets
Futures Contracts	1,844	1,844	-	-
Total Assets	1,844	1,844	-	-
Liabilities
Futures Contracts	(4,244)	(4,244)	-	-
Swaps	(2,159)	-	(2,159)	-
Written Swaptions	(8,335)	-	(8,335)	-
Total Liabilities	(14,738)	(4,244)	(10,494)	-
Total Derivative Instruments:	(12,894)	(2,400)	(10,494)	-
Other Financial Instruments:
TBA Sale Commitments	(423,311)	-	(423,311)	-
Total Other Financial Instruments:	(423,311)	-	(423,311)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,844	(4,244)
Swaps (b)	0	(2,159)
Written Swaptions (c)	0	(8,335)
Total Interest Rate Risk	1,844	(14,738)
Total Value of Derivatives	1,844	(14,738)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,060,054)	$2,948,839
Fidelity Central Funds (cost $64,293)	64,293

Total Investment in Securities (cost $3,124,347)		$3,013,132
Receivable for investments sold		85,232
Receivable for premium on written options		8,690
Receivable for TBA sale commitments		420,196
Receivable for fund shares sold		413
Interest receivable		7,218
Distributions receivable from Fidelity Central Funds		306
Other receivables		20
Total assets		3,535,207
Liabilities
TBA sale commitments, at value	$423,311
Payable for investments purchased on a delayed delivery basis	923,035
Payable for fund shares redeemed	1,750
Distributions payable	678
Accrued management fee	534
Payable for daily variation margin on futures contracts	426
Payable for daily variation margin on centrally cleared swaps	1,057
Written options, at value (premium receivable $8,690)	8,335
Other affiliated payables	280
Other payables and accrued expenses	6
Total Liabilities		1,359,412
Net Assets		$2,175,795
Net Assets consist of:
Paid in capital		$2,562,103
Total accumulated earnings (loss)		(386,308)
Net Assets		$2,175,795
Net Asset Value, offering price and redemption price per share ($2,175,795 ÷ 213,527 shares)		$10.19
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Interest		$40,491
Income from Fidelity Central Funds (including $5 from security lending)		4,076
Total Income		44,567
Expenses
Management fee	$3,221
Transfer agent fees	1,089
Fund wide operations fee	588
Independent trustees' fees and expenses	3
Total expenses before reductions	4,901
Expense reductions	(5)
Total expenses after reductions		4,896
Net Investment income (loss)		39,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,505)
Futures contracts	14,475
Swaps	(6,116)
Total net realized gain (loss)		(12,146)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	49,825
Futures contracts	(8,745)
Swaps	(1,982)
Written options	355
TBA Sale commitments	(3,995)
Total change in net unrealized appreciation (depreciation)		35,458
Net gain (loss)		23,312
Net increase (decrease) in net assets resulting from operations		$62,983
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,671	$80,753
Net realized gain (loss)	(12,146)	(80,806)
Change in net unrealized appreciation (depreciation)	35,458	(130,047)
Net increase (decrease) in net assets resulting from operations	62,983	(130,100)
Distributions to shareholders	(38,657)	(79,236)

Share transactions
Proceeds from sales of shares	84,810	189,947
Reinvestment of distributions	34,149	70,547
Cost of shares redeemed	(278,349)	(633,058)

Net increase (decrease) in net assets resulting from share transactions	(159,390)	(372,564)
Total increase (decrease) in net assets	(135,064)	(581,900)

Net Assets
Beginning of period	2,310,859	2,892,759
End of period	$2,175,795	$2,310,859

Other Information
Shares
Sold	8,719	18,607
Issued in reinvestment of distributions	3,461	6,944
Redeemed	(28,331)	(62,311)
Net increase (decrease)	(16,151)	(36,760)

Financial Highlights
Fidelity® GNMA Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.86	$11.73	$11.80	$11.51	$11.12
Income from Investment Operations
Net investment income (loss) A,B	.179	.326	.116	.097	.229	.292
Net realized and unrealized gain (loss)	.126	(.823)	(.838)	(.065)	.307	.371
Total from investment operations	.305	(.497)	(.722)	.032	.536	.663
Distributions from net investment income	(.175)	(.303)	(.121)	(.093) C	(.246)	(.273)
Distributions from net realized gain	-	-	(.027)	(.009) C	-	-
Total distributions	(.175)	(.303)	(.148)	(.102)	(.246)	(.273)
Net asset value, end of period	$10.19	$10.06	$10.86	$11.73	$11.80	$11.51
Total Return D,E	3.10%	(4.39)%	(6.19)%	.27%	4.71%	6.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.62% H	3.20%	1.03%	.83%	1.96%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$2,176	$2,311	$2,893	$3,958	$4,303	$4,172
Portfolio turnover rate I	732% H	776%	863%	593%	561%	420%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$4

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,309
Gross unrealized depreciation	(140,925)
Net unrealized appreciation (depreciation)	$(118,616)
Tax cost	$3,124,429

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(237,320)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	14,475	(8,745)
Written Options	-	355
Swaps	(6,116)	(1,982)
Total Interest Rate Risk	8,359	(10,372)
Totals	8,359	(10,372)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	1,384,122	1,476,337
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$1	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® GNMA Fund	.45%
Actual		$ 1,000	$ 1,031.00	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity GNMA Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.930529.112
MOG-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024